UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

April 30, 2017

T01-QTLY-0617

1.9584802.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.0%
Auto Parts & Equipment – 2.7%
Adient PLC	8,133	$598,263
American Axle & Manufacturing Holdings, Inc. (a)	7,294	128,301
Autoliv, Inc.	7,693	770,762
BorgWarner, Inc.	18,550	784,294
Cooper-Standard Holding, Inc. (a)	1,149	129,917
Dana, Inc.	12,490	242,556
Delphi Automotive PLC	23,590	1,896,636
Dorman Products, Inc. (a)	2,720	226,168
Fox Factory Holding Corp. (a)	3,055	91,803
Gentex Corp.	24,880	513,772
Gentherm, Inc. (a)	3,147	116,911
LCI Industries	2,040	206,346
Lear Corp.	6,118	872,794
Modine Manufacturing Co. (a)	4,126	49,925
Motorcar Parts of America, Inc. (a)	1,643	49,816
Standard Motor Products, Inc.	1,776	90,274
Stoneridge, Inc. (a)	2,381	46,691
Superior Industries International, Inc.	1,920	41,760
Tenneco, Inc.	4,779	301,220
Tower International, Inc.	1,797	48,699
Visteon Corp. (a)	2,964	305,144

		7,512,052

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	4,646	177,942
The Goodyear Tire & Rubber Co.	22,706	822,638

		1,000,580

TOTAL AUTO COMPONENTS		8,512,632

AUTOMOBILES – 4.5%
Automobile Manufacturers – 4.2%
Ford Motor Co.	322,756	3,702,011
General Motors Co.	119,621	4,143,671
Tesla Motors, Inc. (a)	11,199	3,517,270
Thor Industries, Inc.	4,337	417,133
Winnebago Industries, Inc.	2,614	75,022

		11,855,107

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	15,394	874,533

TOTAL AUTOMOBILES		12,729,640

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	3,979	139,345
Genuine Parts Co.	12,948	1,191,475
LKQ Corp. (a)	26,800	837,232
Pool Corp.	3,590	429,436
Weyco Group, Inc.	539	15,070

TOTAL DISTRIBUTORS		2,612,558

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.1%
Education Services – 0.5%
American Public Education, Inc. (a)	1,328	$29,349
Bridgepoint Education, Inc. (a)	1,675	20,435
Bright Horizons Family Solutions, Inc. (a)	3,874	294,889
Capella Education Co.	988	94,156
Career Education Corp. (a)	6,079	61,702
Chegg, Inc. (a)	5,283	47,600
DeVry Education Group, Inc.	5,204	196,971
Graham Holdings Co. Class B	382	229,850
Grand Canyon Education, Inc. (a)	3,906	293,575
Houghton Mifflin Harcourt Co. (a)	9,116	104,834
K12, Inc. (a)	3,264	61,526
Strayer Education, Inc.	931	80,727

		1,515,614

Specialized Consumer Services – 0.6%
Carriage Services, Inc.	1,266	34,625
H&R Block, Inc.	19,114	473,836
Regis Corp. (a)	3,159	34,465
Service Corp. International	16,545	533,080
ServiceMaster Global Holdings, Inc. (a)	11,703	445,884
Sotheby’s (a)	2,990	141,606
Weight Watchers International, Inc. (a)	2,429	50,718

		1,714,214

TOTAL DIVERSIFIED CONSUMER SERVICES		3,229,828

HOTELS, RESTAURANTS & LEISURE – 16.0%
Casinos & Gaming – 1.9%
Boyd Gaming Corp. (a)	7,249	164,407
Caesars Acquisition Co. Class A (a)	4,256	74,267
Caesars Entertainment Corp. (a)	4,607	51,138
Churchill Downs, Inc.	1,148	191,486
Eldorado Resorts, Inc. (a)	1,990	38,059
Isle of Capri Casinos, Inc. (a)	2,125	49,003
Las Vegas Sands Corp.	38,061	2,245,218
MGM Resorts International	39,937	1,226,465
Monarch Casino & Resort Inc. (a)	1,005	29,617
Penn National Gaming, Inc. (a)	6,267	115,814
Pinnacle Entertainment, Inc. (a)	4,680	96,268
Red Rock Resorts, Inc. Class A	3,602	84,215
Scientific Games Corp. Class A (a)	4,567	108,466
Wynn Resorts Ltd.	7,092	872,387

		5,346,810

Hotels, Resorts & Cruise Lines – 3.6%
Belmond Ltd. Class A (a)	7,910	98,084
Carnival Corp.	30,393	1,877,376
Choice Hotels International, Inc.	3,159	198,069
Extended Stay America, Inc.	11,846	206,594
Hilton Grand Vacations, Inc. (a)	5,189	173,676
Hilton Worldwide Holdings, Inc.	17,238	1,016,525
ILG, Inc.	10,435	251,588
La Quinta Holdings, Inc. (a)	7,608	107,349

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Lindblad Expeditions Holdings, Inc. (a)	1,728	$16,416
Marcus Corp.	1,491	50,396
Marriott International, Inc. Class A	28,886	2,727,416
Marriott Vacations Worldwide Corp.	1,995	219,809
Norwegian Cruise Line Holdings Ltd. (a)	13,867	747,847
Royal Caribbean Cruises Ltd.	14,939	1,592,497
Wyndham Worldwide Corp.	9,389	894,866

		10,178,508

Leisure Facilities – 0.6%
ClubCorp Holdings, Inc.	5,699	76,651
Drive Shack, Inc.	5,173	21,106
International Speedway Corp. Class A	2,047	75,944
Intrawest Resorts Holdings, Inc. (a)	1,172	27,636
Planet Fitness, Inc., Class A	6,010	125,008
SeaWorld Entertainment, Inc.	5,749	100,780
Six Flags Entertainment Corp.	6,423	402,144
Speedway Motorsports, Inc.	1,049	18,934
Vail Resorts, Inc.	3,483	688,450

		1,536,653

Restaurants – 9.9%
Aramark	20,267	740,151
Biglari Holdings, Inc. (a)	101	43,090
BJ’s Restaurants, Inc. (a)	1,615	72,837
Bloomin’ Brands, Inc.	9,152	198,507
Bob Evans Farms, Inc.	1,539	102,713
Bojangles’, Inc. (a)	1,409	30,928
Brinker International, Inc.	4,311	190,503
Buffalo Wild Wings, Inc. (a)	1,422	224,036
Carrols Restaurant Group, Inc. (a)	3,216	45,024
Chipotle Mexican Grill, Inc. (a)	2,521	1,196,139
Chuys Holdings, Inc. (a)	1,493	44,491
Cracker Barrel Old Country Store, Inc.	1,671	267,678
Darden Restaurants, Inc.	10,185	867,660
Dave & Buster’s Entertainment, Inc. (a)	2,742	175,515
Del Frisco’s Restaurant Group, Inc. (a)	2,102	36,154
Del Taco Restaurants, Inc. (a)	3,120	41,028
Denny’s Corp. (a)	6,434	81,712
DineEquity, Inc.	1,406	79,495
Domino’s Pizza, Inc.	4,193	760,568
Dunkin’ Brands Group, Inc.	7,969	445,148
El Pollo Loco Holdings, Inc. (a)	1,944	24,397
Fiesta Restaurant Group, Inc. (a)	2,380	57,953
Jack in the Box, Inc.	2,827	288,269
McDonald’s Corp.	72,279	10,114,001
Panera Bread Co. Class A (a)	1,905	595,655
Papa John’s International, Inc.	2,416	191,009
Potbelly Corp. (a)	1,990	27,761
Red Robin Gourmet Burgers, Inc. (a)	1,140	66,975
Ruby Tuesday, Inc. (a)	5,054	12,888
Ruth’s Hospitality Group, Inc.	2,705	53,830
Shake Shack, Inc. Class A (a)	1,314	44,597

	Shares	Value
Sonic Corp.	3,957	$106,364
Starbucks Corp.	126,677	7,608,221
Texas Roadhouse, Inc. Class A	5,859	274,670
The Cheesecake Factory, Inc.	3,926	251,892
The Habit Restaurants, Inc. Class A (a)	1,668	31,525
Wendy’s Co.	17,856	263,197
Wingstop, Inc.	2,508	73,810
Yum! Brands, Inc.	30,364	1,996,433
Zoe’s Kitchen, Inc. (a)	1,560	28,158

		27,754,982

TOTAL HOTELS, RESTAURANTS & LEISURE		44,816,953

HOUSEHOLD DURABLES – 4.3%
Consumer Electronics – 0.3%
Garmin Ltd.	10,296	523,449
GoPro, Inc. Class A (a)	7,621	62,873
Universal Electronics, Inc. (a)	1,268	87,872

		674,194

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,194	65,381
La-Z-Boy, Inc.	4,218	117,682
Leggett & Platt, Inc.	11,663	612,774
Mohawk Industries, Inc. (a)	5,489	1,288,763
Tempur Sealy International, Inc. (a)	5,040	236,628

		2,321,228

Homebuilding – 1.8%
Beazer Homes U.S.A., Inc. (a)	2,740	34,003
CalAtlantic Group, Inc.	6,548	237,169
Cavco Industries, Inc. (a)	739	87,756
Century Communities, Inc. (a)	1,249	34,098
D.R. Horton, Inc.	30,849	1,014,624
Green Brick Partners, Inc. (a)	1,356	13,967
Hovnanian Enterprises, Inc. Class A (a)	10,795	25,260
Installed Building Products, Inc. (a)	1,641	87,547
KB Home	6,694	137,896
Lennar Corp. Class A	17,727	895,213
LGI Homes, Inc. (a)	1,396	44,435
M.D.C. Holdings, Inc.	3,582	111,078
M/I Homes, Inc. (a)	2,198	59,698
Meritage Homes Corp. (a)	3,329	129,665
NVR, Inc. (a)	313	660,821
PulteGroup, Inc.	25,853	586,087
Taylor Morrison Home Corp. Class A (a)	4,531	104,666
Toll Brothers, Inc.	13,540	487,305
TopBuild Corp. (a)	3,317	169,797
TRI Pointe Group, Inc. (a)	13,922	173,329
William Lyon Homes Class A (a)	2,253	49,566

		5,143,980

Household Appliances – 0.6%
Helen of Troy Ltd.(a)	2,426	228,044
iRobot Corp. (a)	2,140	170,644

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – continued
NACCO Industries, Inc. Class A	328	$27,765
Whirlpool Corp.	6,537	1,213,790

		1,640,243

Housewares & Specialties – 0.8%
CSS Industries, Inc.	798	21,035
Libbey, Inc.	1,836	19,278
Newell Brands, Inc.	37,762	1,802,758
Tupperware Brands Corp.	4,418	317,257

		2,160,328

TOTAL HOUSEHOLD DURABLES		11,939,973

INTERNET & DIRECT MARKETING RETAIL – 18.0%
Catalog Retail – 0.3%
HSN, Inc.	2,954	109,002
Liberty Interactive Corp. QVC Group Series A (a)	36,232	767,394

		876,396

Internet & Direct Marketing Retail – 14.4%
Amazon.com, Inc. (a)	35,152	32,515,249
The Priceline Group, Inc. (a)	4,294	7,930,245

		40,445,494

Internet Retail – 3.3%
1-800-FLOWERS.com, Inc. Class A (a)	2,098	22,553
Duluth Holdings, Inc. Class B (a)	1,594	35,307
Etsy, Inc. (a)	5,520	59,395
Expedia, Inc.	10,748	1,437,223
FTD Cos., Inc. (a)	1,523	30,460
Groupon, Inc. Class A (a)	37,355	146,432
Lands’ End, Inc. (a)	1,472	34,739
Liberty Expedia Holdings, Inc. Class A (a)	4,944	238,845
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,900	86,730
Liberty Ventures Class A (a)	7,053	379,804
Netflix, Inc. (a)	37,350	5,684,670
NutriSystem, Inc.	2,555	136,565
Overstock.com, Inc. (a)	1,412	24,498
PetMed Express, Inc.	1,748	40,379
Shutterfly, Inc. (a)	2,835	147,136
TripAdvisor, Inc. (a)	10,388	467,564
Wayfair, Inc. Class A (a)	2,576	117,749

		9,090,049

TOTAL INTERNET & DIRECT MARKETING RETAIL		50,411,939

LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
American Outdoor Brands Corp. (a)	4,843	107,272
Brunswick Corp.	7,789	442,026
Callaway Golf Co.	8,202	97,194
Hasbro, Inc.	9,782	969,494
Mattel, Inc.	29,816	668,475

	Shares	Value
Nautilus, Inc. (a)	2,656	$48,339
Polaris Industries, Inc.	5,283	450,429
Sturm, Ruger & Co., Inc.	1,662	100,468
Vista Outdoor, Inc. (a)	5,106	99,873

TOTAL LEISURE PRODUCTS		2,983,570

MEDIA – 24.5%
Advertising – 0.9%
Clear Channel Outdoor Holding, Inc. Class A	2,721	14,013
Interpublic Group of Companies, Inc.	34,580	815,051
MDC Partners, Inc. Class A	4,755	42,557
National CineMedia, Inc.	5,502	65,309
Omnicom Group, Inc.	20,519	1,685,020

		2,621,950

Broadcasting – 2.0%
AMC Networks, Inc. Class A (a)	5,152	307,471
CBS Corp. Class B (non-vtg.)	34,125	2,271,360
Discovery Communications, Inc. Class A (a)	13,196	379,781
Discovery Communications, Inc. Class C (non-vtg.) (a)	19,363	541,777
E.W. Scripps Co. Class A (a)	4,693	104,560
Entercom Communications Corp. Class A	1,956	24,743
Entravision Communications Corp. Class A	5,251	32,556
Gray Television, Inc. (a)	5,793	84,868
Media General, Inc.	7,026	0
Nexstar Media Group, Inc. Class A	3,866	266,754
Scripps Networks Interactive, Inc. Class A	7,034	525,581
Sinclair Broadcast Group, Inc. Class A	6,660	262,737
TEGNA, Inc.	17,690	450,741
Tribune Media Co. Class A	6,452	235,885

		5,488,814

Cable & Satellite – 10.6%
Cable One, Inc.	427	291,154
Charter Communications, Inc. Class A (a)	18,845	6,504,540
Comcast Corp. Class A	414,893	16,259,657
DISH Network Corp. Class A (a)	19,724	1,271,014
Liberty Broadband Corp. Class C (a)	9,332	850,705
Liberty Global PLC LiLAC Series C (a)	9,452	206,432
Liberty Global PLC Series A (a)	21,285	753,915
Liberty Global PLC Series C (a)	52,878	1,830,108
Liberty Media Corp-Liberty SiriusXM Class A (a)	8,027	305,829
Liberty Media Corp-Liberty SiriusXM Class C (a)	17,485	664,255
Loral Space & Communications Ltd. (a)	1,228	47,094
MSG Networks, Inc. (a)	5,305	132,360
Sirius XM Holdings, Inc.	147,189	728,585

		29,845,648

Quarterly Report	4

Common Stocks – continued
	Shares	Value
Movies & Entertainment – 10.5%
AMC Entertainment Holdings, Inc. Class A .	4,472	$135,502
Cinemark Holdings, Inc.	9,080	392,256
Global Eagle Entertainment, Inc. (a)	4,378	13,572
IMAX Corp. (a)	5,198	158,539
Liberty Media Corp-Liberty Braves Class A (a)	762	18,920
Liberty Media Corp-Liberty Braves Class C (a)	2,930	71,844
Liberty Media Corp-Liberty Formula One Class A (a)	2,042	69,244
Liberty Media Corp-Liberty Formula One Class C (a)	4,526	158,500
Lions Gate Entertainment Corp. Class A	4,406	115,305
Lions Gate Entertainment Corp. Class B (a)	9,546	227,672
Live Nation Entertainment, Inc. (a)	11,484	369,325
Regal Entertainment Group Class A	9,787	215,999
The Madison Square Garden Co. (a)	1,609	324,648
The Walt Disney Co.	131,593	15,212,151
Time Warner, Inc.	67,119	6,662,903
Twenty-First Century Fox, Inc. Class A	91,954	2,808,275
Twenty-First Century Fox, Inc. Class B	38,228	1,141,488
Viacom, Inc. Class B	30,228	1,286,504
World Wrestling Entertainment, Inc. Class A	3,178	68,105

		29,450,752

Publishing – 0.5%
Gannett Co., Inc.	9,540	79,754
John Wiley & Sons, Inc. Class A	3,974	209,430
Meredith Corp.	3,419	200,183
New Media Investment Group, Inc.	4,570	60,141
News Corp. Class A	33,149	421,655
Scholastic Corp.	2,312	99,948
The New York Times Co. Class A	11,216	162,071
Time, Inc.	8,627	131,130
tronc, Inc. (a)	1,409	20,205

		1,384,517

TOTAL MEDIA		68,791,681

MULTILINE RETAIL – 3.1%
Department Stores – 0.8%
Dillard’s, Inc. Class A	1,735	96,067
J.C. Penney Co., Inc. (a)	26,663	143,447
Kohl’s Corp.	15,663	611,327
Macy’s, Inc.	26,585	776,813
Nordstrom, Inc.	11,288	544,872
Sears Holdings Corp. (a)	2,422	24,753

		2,197,279

General Merchandise Stores – 2.3%
Big Lots, Inc.	3,864	195,094
Dollar General Corp.	24,506	1,781,831

	Shares	Value
Dollar Tree, Inc. (a)	20,513	$1,697,861
Fred’s, Inc. Class A	2,764	40,686
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,238	162,316
Target Corp.	46,445	2,593,953
Tuesday Morning Corp. (a)	3,885	12,626

		6,484,367

TOTAL MULTILINE RETAIL		8,681,646

SPECIALTY RETAIL – 18.2%
Apparel Retail – 4.1%
Abercrombie & Fitch Co. Class A	5,961	71,472
American Eagle Outfitters, Inc.	15,047	212,012
Ascena Retail Group, Inc. (a)	13,654	53,387
Burlington Stores, Inc. (a)	6,157	609,050
Caleres, Inc.	3,763	108,450
Chico’s FAS, Inc.	10,658	147,294
Citi Trends, Inc.	1,260	23,675
DSW, Inc. Class A	6,098	125,741
Express, Inc. (a)	6,233	53,791
Finish Line, Inc. Class A	3,570	56,442
Foot Locker, Inc.	11,607	897,685
Francescas Holdings Corp. (a)	3,384	53,400
Gap, Inc.	20,762	543,964
Genesco, Inc. (a)	1,813	96,633
Guess?, Inc.	5,506	61,447
L Brands, Inc.	21,167	1,117,829
Ross Stores, Inc.	34,528	2,244,320
Shoe Carnival, Inc.	1,255	31,839
Stein Mart, Inc.	2,506	6,190
Tailored Brands, Inc.	3,818	47,076
The Buckle, Inc.	2,571	48,078
The Cato Corp. Class A	2,196	49,542
The Children’s Place Retail Stores, Inc.	1,567	179,892
The TJX Companies, Inc.	56,741	4,462,112
Urban Outfitters, Inc. (a)	7,596	173,797
Zumiez, Inc. (a)	1,636	29,366

		11,504,484

Automotive Retail – 2.6%
Advance Auto Parts, Inc.	6,418	912,255
Asbury Automotive Group, Inc. (a)	1,722	105,386
AutoNation, Inc. (a)	6,157	258,594
AutoZone, Inc. (a)	2,511	1,738,089
CarMax, Inc. (a)	16,575	969,637
CST Brands, Inc.	6,574	317,458
Group 1 Automotive, Inc.	1,868	128,799
Lithia Motors, Inc. Class A	2,041	195,018
Monro Muffler Brake, Inc.	2,834	146,943
Murphy USA, Inc. (a)	3,372	234,590
O’Reilly Automotive, Inc. (a)	8,225	2,041,034
Penske Automotive Group, Inc.	3,724	177,672
Sonic Automotive, Inc. Class A	2,395	46,942
TravelCenters of America LLC (a)	2,747	16,757

		7,289,174

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	24,855	$1,287,738
Conn’s, Inc. (a)	1,693	29,797
GameStop Corp. Class A	8,847	200,738
Rent-A-Center, Inc.	4,796	51,269

		1,569,542

Home Improvement Retail – 8.3%
Lowe’s Companies, Inc.	75,709	6,426,180
Lumber Liquidators Holdings, Inc. (a)	2,428	59,607
The Home Depot, Inc.	106,026	16,550,659
Tile Shop Holdings, Inc.	2,984	63,708

		23,100,154

Homefurnishing Retail – 0.5%
Aarons, Inc. Class A	5,558	199,755
At Home Group, Inc. (a)	1,082	18,946
Bed Bath & Beyond, Inc.	13,209	511,849
Haverty Furniture Companies, Inc.	1,552	38,257
Kirkland’s, Inc. (a)	1,201	14,124
Pier 1 Imports, Inc.	7,207	48,575
RH (a)	3,121	149,714
Select Comfort Corp. (a)	3,948	121,993
Williams-Sonoma, Inc.	7,302	394,673

		1,497,886

Specialty Stores – 2.1%
Barnes & Noble Education, Inc. (a)	3,219	33,510
Barnes & Noble, Inc.	5,044	43,126
Big 5 Sporting Goods Corp.	1,524	23,470
Cabela’s, Inc. Class A (a)	3,893	212,558
Dick’s Sporting Goods, Inc.	7,680	388,224
Five Below, Inc. (a)	4,791	235,334
GNC Holdings, Inc. Class A	6,093	47,404
Hibbett Sports, Inc. (a)	1,932	50,232
MarineMax, Inc. (a)	2,250	45,787
Office Depot, Inc.	43,594	216,662
Party City Holdings, Inc. (a)	2,685	42,960
Sally Beauty Holdings, Inc. (a)	12,484	237,446
Signet Jewelers Ltd.	5,138	338,286
Sportsman’s Warehouse Holdings, Inc. (a)	2,594	10,609
Staples, Inc.	56,500	552,005
The Container Store Group, Inc. (a)	1,565	6,448
The Michaels Cos., Inc. (a)	10,940	255,558
Tiffany & Co., Inc.	10,840	993,486
Tractor Supply Co.	11,439	708,188
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,158	1,451,667
Vitamin Shoppe, Inc. (a)	1,950	37,635
Winmark Corp.	207	26,724

		5,957,319

TOTAL SPECIALTY RETAIL		50,918,559

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – 5.2%
Apparel, Accessories & Luxury Goods – 2.6%
Carter’s, Inc.	4,298	$395,588
Coach, Inc.	24,418	961,825
Columbia Sportswear Co.	2,430	137,587
Fossil Group, Inc. (a)	3,774	65,101
G-III Apparel Group Ltd. (a)	3,587	85,012
Hanesbrands, Inc.	32,949	718,618
Iconix Brand Group, Inc. (a)	3,821	26,747
Kate Spade & Co. (a)	11,144	193,906
lululemon athletica, Inc. (a)	9,522	495,144
Michael Kors Holdings Ltd. (a)	14,263	532,438
Movado Group, Inc.	1,315	30,771
Oxford Industries, Inc.	1,322	76,650
PVH Corp.	6,975	704,684
Ralph Lauren Corp.	4,912	396,497
Sequential Brands Group, Inc. (a)	4,727	15,930
Under Armour, Inc. Class A (a)	15,956	342,894
Under Armour, Inc. Class C (a)	16,237	315,160
Vera Bradley, Inc. (a)	1,749	16,003
VF Corp.	28,792	1,572,907

		7,083,462

Footwear – 2.6%
Crocs, Inc. (a)	6,506	40,532
Deckers Outdoor Corp. (a)	2,676	159,463
NIKE, Inc. Class B	116,299	6,444,128
Skechers U.S.A., Inc. Class A (a)	11,621	293,430
Steven Madden Ltd. (a)	4,738	180,281
Wolverine World Wide, Inc.	8,567	206,550

		7,324,384

Textiles – 0.0%
Unifi, Inc. (a)	1,360	38,175

TOTAL TEXTILES, APPAREL & LUXURY GOODS		14,446,021

TOTAL COMMON STOCKS (Cost $268,713,993)		280,075,000

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $142,494)	142,494	142,494

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $268,856,487)		280,217,494

NET OTHER ASSETS (LIABILITIES) – 0.0%		112,649

NET ASSETS – 100.0%		$280,330,143

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$280,075,000	$280,075,000	$—	$—
Money Market Funds	142,494	142,494	—	—

Total Investments in Securities:	$280,217,494	$280,217,494	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $269,227,460. Net unrealized appreciation aggregated $10,990,034, of which $32,726,028 related to appreciated investment securities and $21,735,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

April 30, 2017

T02-QTLY-0617

1.9584804.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 21.0%
Brewers – 0.9%
Molson Coors Brewing Co. Class B	26,815	$2,571,290
The Boston Beer Co., Inc. Class A (a)	1,316	189,965

		2,761,255

Distillers & Vintners – 2.0%
Brown-Forman Corp. Class B	30,033	1,421,161
Constellation Brands, Inc. Class A	25,277	4,361,294
MGP Ingredients, Inc.	1,655	86,656

		5,869,111

Soft Drinks – 18.1%
Coca-Cola Bottling Co. Consolidated	708	149,997
Dr Pepper Snapple Group, Inc.	26,111	2,393,073
Monster Beverage Corp. (a)	56,878	2,581,124
National Beverage Corp.	1,642	145,465
PepsiCo, Inc.	203,947	23,103,116
The Coca-Cola Co.	582,654	25,141,520

		53,514,295

TOTAL BEVERAGES		62,144,661

FOOD & STAPLES RETAILING – 21.8%
Drug Retail – 8.3%
CVS Health Corp.	151,652	12,502,191
Rite Aid Corp. (a)	149,612	598,448
Walgreens Boots Alliance, Inc.	130,940	11,331,547

		24,432,186

Food Distributors – 1.8%
Performance Food Group Co. (a)	10,342	257,516
SpartanNash Co.	5,305	195,224
Sysco Corp.	73,902	3,907,199
The Andersons, Inc.	3,787	141,444
The Chefs’ Warehouse, Inc. (a)	2,998	40,923
United Natural Foods, Inc. (a)	7,189	298,559
US Foods Holding Corp. (a)	14,125	398,325

		5,239,190

Food Retail – 2.3%
Casey’s General Stores, Inc.	5,571	624,342
Ingles Markets, Inc. Class A	1,708	79,764
Natural Grocers by Vitamin Cottage, Inc. (a)	1,314	14,375
Smart & Final Stores, Inc. (a)	4,166	49,159
Sprouts Farmers Market, Inc. (a)	19,244	429,334
SUPERVALU, Inc. (a)	37,505	153,770
The Kroger Co.	127,577	3,782,658
Village Super Market, Inc. Class A	1,056	27,868
Weis Markets, Inc.	1,715	99,144
Whole Foods Market, Inc.	45,251	1,645,779

		6,906,193

Hypermarkets & Super Centers – 9.4%
Costco Wholesale Corp.	62,161	11,034,821
PriceSmart, Inc.	2,818	245,025

	Shares	Value
Wal-Mart Stores, Inc.	219,937	$16,534,863

		27,814,709

TOTAL FOOD & STAPLES RETAILING		64,392,278

FOOD PRODUCTS – 19.1%
Agricultural Products – 2.4%
Archer-Daniels-Midland Co.	81,841	3,744,226
Bunge Ltd.	19,819	1,566,295
Darling Ingredients, Inc. (a)	23,470	355,101
Fresh Del Monte Produce, Inc.	4,767	292,217
Ingredion, Inc.	10,291	1,274,232

		7,232,071

Packaged Foods & Meats – 16.7%
AdvancePierre Foods Holdings, Inc.	5,464	221,948
Amplify Snack Brands, Inc. (a)	4,778	43,002
B&G Foods, Inc.	9,462	397,404
Blue Buffalo Pet Products, Inc. (a)	12,560	309,604
Calavo Growers, Inc.	2,253	147,797
Cal-Maine Foods, Inc.	4,390	165,722
Campbell Soup Co.	28,412	1,634,826
Conagra Brands, Inc.	59,105	2,292,092
Dean Foods Co.	12,890	254,449
Farmer Bros Co. (a)	1,200	42,600
Flowers Foods, Inc.	26,621	522,038
Freshpet, Inc. (a)	3,058	35,932
General Mills, Inc.	84,099	4,836,533
Hormel Foods Corp.	41,364	1,451,049
J&J Snack Foods Corp.	2,129	286,521
John B Sanfilippo & Son, Inc.	1,174	86,289
Kellogg Co.	37,445	2,658,595
Lamb Weston Holdings, Inc.	19,713	823,018
Lancaster Colony Corp.	2,739	344,840
Landec Corp. (a)	3,488	47,960
McCormick & Co., Inc. (non-vtg.)	16,280	1,626,372
Mead Johnson Nutrition Co.	26,285	2,332,005
Mondelez International, Inc. Class A	219,622	9,889,579
Omega Protein Corp.	2,835	57,125
Pinnacle Foods, Inc.	16,779	975,699
Post Holdings, Inc. (a)	9,221	776,316
Sanderson Farms, Inc.	2,890	334,604
Seaboard Corp.	42	177,828
Seneca Foods Corp. Class A (a)	906	33,703
Snyders-Lance, Inc.	10,909	384,651
The Hain Celestial Group, Inc. (a)	14,724	544,641
The Hershey Co.	20,470	2,214,854
The JM Smucker Co.	16,548	2,096,963
The Kraft Heinz Co.	86,550	7,823,254
Tootsie Roll Industries, Inc.	2,791	104,244
TreeHouse Foods, Inc. (a)	8,063	706,319
Tyson Foods, Inc. Class A	41,295	2,653,617

		49,333,993

TOTAL FOOD PRODUCTS		56,566,064

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 18.0%
Household Products – 18.0%
Central Garden and Pet Co. (a)	1,431	$54,092
Central Garden and Pet Co. Class A (a)	4,760	167,695
Church & Dwight Co., Inc.	36,751	1,820,277
Colgate-Palmolive Co.	120,077	8,650,347
Energizer Holdings, Inc.	8,787	520,454
HRG Group, Inc. (a)	15,703	314,217
Kimberly-Clark Corp.	50,931	6,608,297
Spectrum Brands Holdings, Inc.	3,801	546,318
The Clorox Co.	18,298	2,446,259
The Procter & Gamble Co.	363,599	31,753,101
WD-40 Co.	2,025	212,321

TOTAL HOUSEHOLD PRODUCTS		53,093,378

PERSONAL PRODUCTS – 2.1%
Personal Products – 2.1%
Avon Products, Inc. (a)	62,333	302,315
Coty, Inc. Class A	68,943	1,230,632
Edgewell Personal Care Co. (a)	8,239	589,006
Herbalife Ltd. (a)	9,928	628,045
Inter Parfums, Inc.	2,420	91,839
Medifast, Inc.	1,256	58,178
Natural Health Trends Corp.	1,054	30,229
Nu Skin Enterprises, Inc. Class A	7,759	428,530
Revlon, Inc. Class A (a)	1,886	48,942
The Estee Lauder Cos., Inc. Class A	31,624	2,755,715
USANA Health Sciences, Inc. (a)	1,536	87,322

TOTAL PERSONAL PRODUCTS		6,250,753

	Shares	Value
TOBACCO – 17.8%
Tobacco – 17.8%
Altria Group, Inc.	277,336	$19,907,178
Philip Morris International, Inc.	220,608	24,452,190
Reynolds American, Inc.	121,652	7,846,554
Universal Corp.	3,084	226,520
Vector Group Ltd.	13,568	294,697

TOTAL TOBACCO		52,727,139

TOTAL COMMON STOCKS (Cost $279,256,471)		295,174,273

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $203,458)	203,458	203,458

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $279,459,929)		295,377,731

NET OTHER ASSETS (LIABILITIES) – 0.1%		262,513

NET ASSETS – 100.0%		$295,640,244

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$295,174,273	$295,174,273	$—	$—
Money Market Funds	203,458	203,458	—	—

Total Investments in Securities:	$295,377,731	$295,377,731	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $281,284,635. Net unrealized appreciation aggregated $14,093,096, of which $20,969,111 related to appreciated investment securities and $6,876,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value

3	Quarterly Report

Investments (Unaudited) – continued

vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

April 30, 2017

T03-QTLY-0617

1.9584806.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.1%
Oil & Gas Drilling – 1.8%
Atwood Oceanics, Inc. (a)	23,183	$181,523
Diamond Offshore Drilling, Inc. (a)	21,098	304,233
Ensco PLC Class A	93,240	735,664
Helmerich & Payne, Inc.	33,287	2,018,524
Nabors Industries Ltd.	87,210	901,751
Noble Corp. PLC	74,831	359,189
Parker Drilling Co. (a)	42,316	69,821
Patterson-UTI Energy, Inc.	65,952	1,427,531
Rowan Cos. PLC Class A (a)	36,660	515,806
Transocean Ltd. (a)	119,409	1,317,081
Unit Corp. (a)	16,059	345,108

		8,176,231

Oil & Gas Equipment & Services – 15.3%
Archrock, Inc.	20,492	241,806
Baker Hughes, Inc.	123,576	7,336,707
Bristow Group, Inc.	10,257	137,136
CARBO Ceramics, Inc. (a)	7,417	50,955
Core Laboratories N.V.	13,556	1,502,276
Dril-Quip, Inc. (a)	11,560	595,918
Exterran Corp. (a)	10,811	295,897
Fairmount Santrol Holdings, Inc. (a)	45,171	233,082
Forum Energy Technologies, Inc. (a)	18,392	310,825
Frank’s International N.V.	17,588	160,051
Halliburton Co.	265,966	12,202,520
Helix Energy Solutions Group, Inc. (a)	42,481	259,984
Hornbeck Offshore Services, Inc. (a)	10,467	35,692
Matrix Service Co. (a)	8,252	96,961
McDermott International, Inc. (a)	74,243	485,549
National Oilwell Varco, Inc.	116,327	4,067,955
Natural Gas Services Group, Inc. (a)	3,955	108,367
Newpark Resources, Inc. (a)	26,040	199,206
Oceaneering International, Inc.	30,174	796,292
Oil States International, Inc. (a)	15,802	470,109
PHI, Inc. (non-vtg.) (a)	3,763	44,140
RigNet, Inc. (a)	4,136	81,066
RPC, Inc.	20,241	367,779
Schlumberger Ltd.	428,061	31,072,948
SEACOR Holdings, Inc. (a)	5,108	335,391
Superior Energy Services, Inc. (a)	46,682	563,919
TechnipFMC PLC (a)	136,325	4,107,472
Tesco Corp. (a)	14,345	93,960
TETRA Technologies, Inc. (a)	35,422	117,955
US Silica Holdings, Inc.	24,506	1,016,999
Weatherford International PLC (a)	286,971	1,655,823

		69,044,740

TOTAL ENERGY EQUIPMENT & SERVICES		77,220,971

OIL, GAS & CONSUMABLE FUELS – 82.8%
Coal & Consumable Fuels – 0.2%
CONSOL Energy, Inc. (a)	56,463	857,108

	Shares	Value
Integrated Oil & Gas – 40.1%
Chevron Corp.	580,803	$61,971,680
Exxon Mobil Corp.	1,275,809	104,169,805
Occidental Petroleum Corp.	235,119	14,469,223

		180,610,708

Oil & Gas Exploration & Production – 27.2%
Anadarko Petroleum Corp.	171,953	9,804,760
Antero Resources Corp. (a)	48,302	1,023,519
Apache Corp.	116,735	5,677,990
Bill Barrett Corp. (a)	23,507	90,267
Cabot Oil & Gas Corp.	143,308	3,330,478
California Resources Corp. (a)	12,899	150,918
Callon Petroleum Co. (a)	61,852	732,328
Carrizo Oil & Gas, Inc. (a)	19,039	478,831
Chesapeake Energy Corp. (a)	245,733	1,292,556
Cimarex Energy Co.	29,259	3,413,940
Clayton Williams Energy, Inc. (a)	1,669	220,141
Cobalt International Energy, Inc. (a)	109,104	42,671
Concho Resources, Inc. (a)	44,932	5,691,087
ConocoPhillips	381,208	18,263,675
Continental Resources, Inc. (a)	28,802	1,221,493
Denbury Resources, Inc. (a)	124,089	275,478
Devon Energy Corp.	144,986	5,725,497
Diamondback Energy, Inc. (a)	27,249	2,720,540
Eclipse Resources Corp. (a)	29,052	58,394
Energen Corp. (a)	29,866	1,552,733
EOG Resources, Inc.	177,358	16,405,615
EQT Corp.	53,227	3,094,618
EXCO Resources, Inc. (a)	52,526	25,738
Gran Tierra Energy, Inc. (a)	121,334	305,762
Gulfport Energy Corp. (a)	47,522	754,649
Hess Corp.	87,773	4,285,956
Jones Energy, Inc. Class A (a)	16,890	33,780
Kosmos Energy Ltd. (a)	59,487	357,517
Laredo Petroleum, Inc. (a)	48,371	622,051
Marathon Oil Corp.	260,945	3,880,252
Matador Resources Co. (a)	27,555	597,392
Murphy Oil Corp.	50,334	1,317,744
Newfield Exploration Co. (a)	61,190	2,118,398
Noble Energy, Inc.	139,152	4,498,784
Oasis Petroleum, Inc. (a)	69,090	824,935
Parsley Energy, Inc. Class A (a)	66,706	1,987,172
PDC Energy, Inc. (a)	17,312	956,142
Pioneer Natural Resources Co	52,217	9,033,019
QEP Resources, Inc. (a)	73,702	870,421
Range Resources Corp.	57,023	1,510,539
Resolute Energy Corp. (a)	3,679	137,778
Rice Energy, Inc. (a)	44,720	952,089
Ring Energy, Inc. (a)	14,513	174,156
RSP Permian, Inc. (a)	31,242	1,188,758
Sanchez Energy Corp. (a)	21,494	166,364
SM Energy Co.	29,650	669,793
Southwestern Energy Co. (a)	152,445	1,144,862

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
SRC Energy, Inc. (a)	58,617	$441,972
Whiting Petroleum Corp. (a)	87,483	726,109
WPX Energy, Inc. (a)	119,828	1,429,548

		122,279,209

Oil & Gas Refining & Marketing – 8.2%
Alon USA Energy, Inc.	9,227	111,554
Clean Energy Fuels Corp. (a)	36,079	88,033
CVR Energy, Inc.	5,569	121,905
Delek US Holdings, Inc.	15,232	366,634
Green Plains, Inc.	11,426	262,798
HollyFrontier Corp.	51,601	1,452,052
Marathon Petroleum Corp.	162,389	8,272,096
Par Pacific Holdings, Inc. (a)	7,044	115,310
PBF Energy, Inc. Class A	33,264	742,453
Phillips 66	144,226	11,474,621
Renewable Energy Group, Inc. (a)	9,484	99,108
REX American Resources Corp. (a)	1,741	164,838
Tesoro Corp.	36,018	2,870,995
Valero Energy Corp.	139,271	8,998,299
Western Refining, Inc.	26,919	928,436
World Fuel Services Corp.	21,672	798,180

		36,867,312

Oil & Gas Storage & Transportation – 7.1%
Cheniere Energy, Inc. (a)	61,455	2,786,984
Enbridge Energy Management LLC (a)	20,618	382,670
EnLink Midstream LLC	16,705	308,207
Gener8 Maritime, Inc. (a)	12,811	68,795

	Shares	Value
Kinder Morgan, Inc.	583,800	$12,043,794
ONEOK, Inc.	64,858	3,412,180
Plains GP Holdings LP Class A	42,477	1,264,540
SemGroup Corp. Class A	20,334	677,122
Tallgrass Energy GP LP	16,079	433,329
Targa Resources Corp.	55,710	3,071,293
The Williams Cos., Inc.	251,070	7,690,274

		32,139,188

TOTAL OIL, GAS & CONSUMABLE FUELS		372,753,525

TOTAL COMMON STOCKS (Cost $496,716,404)		449,974,496

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $142,905)	142,905	142,905

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $496,859,309)		450,117,401

NET OTHER ASSETS (LIABILITIES) – 0.0%		216,653

NET ASSETS – 100.0%		$450,334,054

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$449,974,496	$449,754,355	$—	$220,141
Money Market Funds	142,905	142,905	—	—

Total Investments in Securities:	$450,117,401	$449,897,260	$—	$220,141

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $519,967,660. Net unrealized depreciation aggregated $69,850,259, of which $6,355,224 related to appreciated investment securities and $76,205,483 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value

3	Quarterly Report

Investments (Unaudited) – continued

vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

April 30, 2017

T04-QTLY-0617

1.9584808.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 46.0%
Diversified Banks – 30.5%
Bank of America Corp.	2,337,103	$54,547,984
Citigroup, Inc.	659,088	38,965,283
Comerica, Inc.	39,983	2,826,798
JPMorgan Chase & Co	827,584	71,999,808
US Bancorp	393,169	20,161,706
Wells Fargo & Co.	1,103,484	59,411,578

		247,913,157

Regional Banks – 15.5%
1st Source Corp.	4,394	212,274
Ameris Bancorp	8,485	399,643
Arrow Financial Corp.	2,801	95,934
Associated Banc-Corp.	35,272	878,273
Banc of California, Inc.	9,871	214,201
Bancfirst Corp.	2,065	198,343
BancorpSouth, Inc.	19,649	598,312
Bank of Hawaii Corp.	10,428	849,673
Bank of the Ozarks, Inc.	23,896	1,134,343
BankUnited, Inc.	24,526	865,523
Banner Corp.	3,874	213,845
BB&T Corp.	188,083	8,121,424
Berkshire Hills Bancorp, Inc.	9,199	344,962
Blue Hills Bancorp, Inc.	5,569	100,799
BNC Bancorp	10,829	362,230
BOK Financial Corp.	4,754	400,715
Boston Private Financial Holdings, Inc.	20,293	316,571
Bridge Bancorp, Inc.	4,495	162,944
Brookline Bancorp, Inc.	16,299	237,150
Bryn Mawr Bank Corp.	3,523	151,137
Camden National Corp.	3,733	159,586
Capital Bank Financial Corp. Class A	8,128	337,312
Cascade Bancorp(a)	8,801	65,831
Cathay General Bancorp	17,433	663,326
CenterState Banks, Inc.	12,858	324,407
Central Pacific Financial Corp.	8,054	251,929
Chemical Financial Corp.	16,414	778,844
CIT Group, Inc.	47,706	2,209,265
Citizens Financial Group, Inc.	118,570	4,352,705
City Holding Co.	4,204	298,862
CoBiz Financial, Inc.	8,735	143,516
Columbia Banking System, Inc.	13,384	528,802
Commerce Bancshares, Inc.	22,376	1,229,561
Community Bank System, Inc.	10,256	573,823
Community Trust Bancorp, Inc.	4,041	181,643
ConnectOne Bancorp, Inc.	6,971	154,756
CU Bancorp (a)	4,057	151,225
Cullen/Frost Bankers, Inc.	13,159	1,242,078
Customers Bancorp, Inc. (a)	7,307	226,006
CVB Financial Corp.	23,739	511,338
Eagle Bancorp, Inc. (a)	6,988	418,581
East West Bancorp, Inc.	33,346	1,809,687
Enterprise Financial Services Corp.	5,140	217,165

	Shares	Value
FCB Financial Holdings, Inc. Class A (a)	8,047	$380,221
Fidelity Southern Corp.	4,939	111,226
Fifth Third Bancorp	175,259	4,281,577
Financial Institutions, Inc.	3,208	107,468
First Bancorp(a)	38,881	228,620
First BanCorp/NC	5,413	162,607
First Busey Corp.	8,235	246,638
First Citizens BancShares, Inc. Class A	1,745	607,365
First Commonwealth Financial Corp.	22,560	291,250
First Community Bancshares, Inc.	3,339	88,350
First Financial Bancorp	14,329	396,197
First Financial Bankshares, Inc.	12,228	488,509
First Financial Corp.	2,311	112,777
First Hawaiian, Inc.	12,895	383,884
First Horizon National Corp.	54,451	999,176
First Interstate Bancsystem, Inc. Class A	4,731	178,595
First Merchants Corp.	8,970	371,179
First Midwest Bancorp, Inc.	18,842	427,902
First NBC Bank Holding Co. (a)	4,874	12,916
First Republic Bank	36,147	3,342,152
Flushing Financial Corp.	6,864	202,351
FNB Corp.	74,602	1,062,332
Fulton Financial Corp.	40,041	738,756
German American Bancorp, Inc.	4,632	152,300
Glacier Bancorp, Inc.	17,702	597,974
Great Southern Bancorp, Inc.	2,503	125,525
Great Western Bancorp, Inc.	13,549	558,219
Hancock Holding Co	19,387	905,373
Hanmi Financial Corp.	7,799	226,561
HarborOne Bancorp, Inc. (a)	3,343	69,601
Heartland Financial USA, Inc.	5,976	286,848
Heritage Financial Corp.	7,038	185,803
Hilltop Holdings, Inc.	18,222	506,754
Home BancShares, Inc.	29,205	743,267
HomeTrust Bancshares, Inc. (a)	3,891	97,275
Hope Bancorp, Inc.	29,685	543,532
Horizon Bancorp	4,851	130,928
Huntington Bancshares, Inc.	251,302	3,231,744
Iberiabank Corp.	11,853	940,536
Independent Bank Corp.	6,074	384,484
Independent Bank Group, Inc.	2,609	156,931
International Bancshares Corp.	12,968	485,003
Investors Bancorp, Inc.	75,834	1,050,301
KeyCorp.	251,018	4,578,568
Lakeland Bancorp, Inc.	9,795	190,513
Lakeland Financial Corp.	6,250	285,375
LegacyTexas Financial Group, Inc.	10,494	396,778
Live Oak Bancshares, Inc.	4,245	102,517
M&TBank Corp.	32,548	5,058,285
MainSource Financial Group, Inc.	5,561	190,186
MB Financial, Inc.	18,417	782,907
Mercantile Bank Corp.	3,761	126,482
National Bank Holdings Corp. Class A	6,266	197,818
NBT Bancorp, Inc.	9,988	381,342

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
OFG Bancorp	10,145	$118,697
Old National Bancorp	29,660	498,288
Opus Bank	5,358	120,823
Pacific Premier Bancorp, Inc. (a)	8,232	300,880
PacWest Bancorp	26,514	1,309,526
Park National Corp.	3,014	317,766
Park Sterling Corp.	11,062	136,063
Peoples Bancorp, Inc.	3,367	112,727
People’s United Financial, Inc.	79,914	1,396,098
Pinnacle Financial Partners, Inc.	10,834	693,376
Popular, Inc.	25,431	1,065,813
Preferred Bank	2,799	148,319
PrivateBancorp, Inc.	17,745	1,025,129
Prosperity Bancshares, Inc.	15,336	1,030,579
QCR Holdings, Inc.	3,090	140,904
Regions Financial Corp.	284,766	3,915,532
Renasant Corp.	9,728	412,467
Republic Bancorp, Inc. Class A	2,717	97,758
S&T Bancorp, Inc.	8,772	315,441
Sandy Spring Bancorp, Inc.	6,206	268,410
Seacoast Banking Corp. of Florida (a)	8,297	200,787
ServisFirst Bancshares, Inc.	10,347	391,117
Signature Bank (a)	12,671	1,754,300
Simmons First National Corp. Class A	6,503	355,389
South State Corp.	6,468	570,154
Southside Bancshares, Inc.	6,415	222,729
State Bank Financial Corp.	9,012	242,062
Sterling Bancorp/DE	29,673	689,897
Stock Yards Bancorp, Inc.	5,110	209,510
Stonegate Bank	3,324	152,572
Sun Bancorp, Inc.	2,399	59,855
SunTrust Banks, Inc.	114,081	6,480,942
SVB Financial Group (a)	12,082	2,125,707
Synovus Financial Corp.	28,882	1,207,268
TCF Financial Corp.	37,712	622,625
Texas Capital Bancshares, Inc. (a)	11,341	863,050
The Bancorp, Inc. (a)	12,765	82,334
The First of Long Island Corp.	4,892	133,062
The PNC Financial Services Group, Inc.	112,733	13,499,777
Tompkins Financial Corp.	3,462	286,204
Towne Bank	13,932	452,093
Trico Bancshares	5,066	179,640
TriState Capital Holdings, Inc. (a)	5,195	129,356
Trustmark Corp.	15,639	519,528
UMB Financial Corp.	9,862	714,896
Umpqua Holdings Corp.	51,238	905,375
Union Bankshares Corp.	10,072	344,865
United Bankshares, Inc.	24,440	975,156
United Community Banks, Inc.	15,563	425,648
Univest Corp. of Pennsylvania	6,057	183,527
Valley National Bancorp	56,031	658,925
Washington Trust Bancorp, Inc.	3,593	176,776

	Shares	Value
Webster Financial Corp.	21,357	$1,085,149
WesBanco, Inc.	9,606	382,415
Westamerica BanCorp	5,917	325,553
Western Alliance Bancorp(a)	22,027	1,055,093
Wintrust Financial Corp.	12,044	853,438
Xenith Bankshares, Inc. (a)	1,868	50,473
Zions Bancorp	47,223	1,890,337

		126,462,502

TOTAL BANKS		374,375,659

CAPITAL MARKETS – 18.9%
Asset Management & Custody Banks – 7.2%
Affiliated Managers Group, Inc.	13,011	2,154,491
Ameriprise Financial, Inc.	36,881	4,715,236
Arlington Asset Investment Corp. Class A	1,816	26,441
Artisan Partners Asset Management, Inc.
Class A	9,419	275,977
Associated Capital Group, Inc. Class A	1,166	39,236
BlackRock, Inc.	28,102	10,807,186
Cohen & Steers, Inc.	4,762	190,004
Diamond Hill Investment Group, Inc.	903	182,541
Eaton Vance Corp.	26,901	1,154,860
Federated Investors, Inc. Class B	5,697	152,794
Financial Engines, Inc.	13,607	578,297
Franklin Resources, Inc.	86,706	3,737,896
GAMCO Investors, Inc. Class A	1,335	38,314
Invesco Ltd	95,523	3,146,528
Janus Capital Group, Inc.	33,995	464,372
Legg Mason, Inc.	21,030	786,101
Northern Trust Corp.	50,075	4,506,750
OM Asset Management PLC	15,517	241,444
Pzena Investment Management, Inc. Class A	3,201	32,938
Safeguard Scientifics, Inc. (a)	4,668	59,284
SEI Investments Co	32,153	1,630,479
State Street Corp.	89,626	7,519,621
T Rowe Price Group, Inc.	56,940	4,036,477
The Bank of New York Mellon Corp.	244,954	11,527,535
Virtus Investment Partners, Inc.	1,661	176,730
Waddell & Reed Financial, Inc. Class A	19,480	350,445
Westwood Holdings Group, Inc.	1,982	110,596
WisdomTree Investments, Inc.	26,096	217,902

		58,860,475

Financial Exchanges and Data – 4.9%
CBOE Holdings, Inc.	23,703	1,953,364
CME Group, Inc.	78,618	9,134,625
Donnelley Financial Solutions, Inc. (a)	6,718	149,274
FactSet Research Systems, Inc.	9,633	1,572,684
Intercontinental Exchange, Inc.	138,257	8,323,071
MarketAxess Holdings, Inc.	8,728	1,680,315
Moody’s Corp.	40,135	4,748,773

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges and Data – continued
Morningstar, Inc.	5,051	$369,380
MSCI, Inc.	21,037	2,110,432
Nasdaq, Inc.	27,634	1,903,154
S&P Global, Inc.	60,106	8,065,624

		40,010,696

Investment Banking & Brokerage – 6.8%
BGC Partners, Inc. Class A	47,974	545,944
Cowen Group, Inc. Class A (a)	5,655	89,915
E*TRADE Financial Corp. (a)	63,645	2,198,935
Evercore Partners, Inc. Class A	9,119	672,526
Greenhill & Co., Inc.	6,695	169,383
Houlihan Lokey, Inc.	5,336	178,969
Interactive Brokers Group, Inc. Class A	15,453	538,228
INTL. FCStone, Inc. (a)	3,996	149,251
Investment Technology Group, Inc.	2,256	44,917
KCG Holdings, Inc. Class A (a)	16,005	318,499
Ladenburg Thalmann Financial Services, Inc. (a)	24,595	68,374
LPL Financial Holdings, Inc.	17,520	736,541
Moelis & Co. Class A	6,089	223,466
Morgan Stanley	325,187	14,103,360
Piper Jaffray Cos.	3,749	234,687
PJT Partners, Inc. Class A	4,527	156,906
Raymond James Financial, Inc.	29,834	2,223,230
Stifel Financial Corp. (a)	15,525	758,707
TD Ameritrade Holding Corp.	61,088	2,337,838
The Charles Schwab Corp.	275,996	10,722,445
The Goldman Sachs Group, Inc.	82,772	18,524,374
Virtu Financial, Inc. Class A	8,506	130,992

		55,127,487

TOTAL CAPITAL MARKETS		153,998,658

CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
Ally Financial, Inc.	99,127	1,962,715
American Express Co.	180,202	14,281,008
Capital One Financial Corp.	111,556	8,966,871
Credit Acceptance Corp. (a)	1,870	380,078
Discover Financial Services	91,634	5,735,372
Encore Capital Group, Inc. (a)	2,508	83,642
Ezcorp, Inc. Class A (a)	11,792	106,718
FirstCash, Inc.	11,359	590,100
Green Dot Corp. Class A (a)	11,053	379,007
LendingClub Corp. (a)	54,675	319,849
Navient Corp.	70,640	1,073,728
Nelnet, Inc. Class A	5,559	250,211
OneMain Holdings, Inc. (a)	14,160	330,211
PRA Group, Inc. (a)	10,680	343,896
SLM Corp. (a)	99,380	1,246,225
Synchrony Financial	191,628	5,327,258
World Acceptance Corp. (a)	1,558	82,418

TOTAL CONSUMER FINANCE		41,459,307

	Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 6.3%
Multi-Sector Holdings – 6.1%
Berkshire Hathaway, Inc. Class B (a)	283,227	$46,791,933
FNFV Group (a)	18,924	259,259
Leucadia National Corp.	75,811	1,924,841
PICO Holdings, Inc. (a)	5,063	81,514
Texas Pacific Land Trust	1,841	565,390

		49,622,937

Other Diversified Financial Services – 0.2%
Voya Financial, Inc.	46,580	1,741,160

Specialized Finance – 0.0%
NewStar Financial, Inc.	4,663	50,081
On Deck Capital, Inc. (a)	6,606	31,378

		81,459

TOTAL DIVERSIFIED FINANCIAL SERVICES		51,445,556

INSURANCE – 20.5%
Insurance Brokers – 2.9%
Aon PLC	61,119	7,324,501
Arthur J Gallagher & Co.	42,067	2,347,759
Brown & Brown, Inc.	28,266	1,212,611
Crawford & Co. Class A	4,645	41,480
Marsh & McLennan Cos., Inc.	119,553	8,862,464
Willis Towers Watson PLC	30,432	4,035,892

		23,824,707

Life & Health Insurance – 5.4%
Aflac, Inc.	94,897	7,105,887
American Equity Investment Life Holding Co.	5,947	141,063
Citizens, Inc. (a)	12,070	85,094
CNO Financial Group, Inc.	18,822	396,580
FBL Financial Group, Inc. Class A	2,571	170,971
Fidelity & Guaranty Life	2,723	77,469
Genworth Financial, Inc. Class A (a)	77,744	314,086
Lincoln National Corp.	53,666	3,538,199
MetLife, Inc.	216,135	11,197,954
National Western Life Group, Inc. Class A	723	221,412
Primerica, Inc.	8,362	700,736
Principal Financial Group, Inc.	67,172	4,374,912
Prudential Financial, Inc.	99,451	10,644,241
Torchmark Corp.	26,975	2,069,252
Trupanion, Inc. (a)	4,049	64,339
Unum Group	55,034	2,549,725

		43,651,920

Multi-line Insurance – 3.2%
American Financial Group, Inc.	16,771	1,631,986
American International Group, Inc.	237,557	14,469,597
American National Insurance Co	2,531	295,925
Assurant, Inc.	13,798	1,327,920
Hartford Financial Services Group, Inc.	88,620	4,285,663
Horace Mann Educators Corp.	9,265	358,092

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Multi-line Insurance – continued
Kemper Corp.	9,670	$380,514
Loews Corp.	67,555	3,149,414
National General Holdings Corp.	15,772	358,655

		26,257,766

Property & Casualty Insurance – 8.2%
Allied World Assurance Co. Holdings AG	21,468	1,139,736
Ambac Financial Group, Inc. (a)	2,596	50,440
AMERISAFE, Inc.	4,414	254,026
Amtrust Financial Services, Inc.	22,636	363,308
Arch Capital Group Ltd. (a)	29,051	2,817,075
Argo Group International Holdings Ltd.	7,015	462,639
Aspen Insurance Holdings Ltd.	13,875	726,356
Assured Guaranty Ltd.	31,951	1,218,292
Axis Capital Holdings Ltd.	21,385	1,409,271
Baldwin & Lyons, Inc. Class B	2,016	49,392
Chubb Ltd.	107,624	14,771,394
Cincinnati Financial Corp.	37,100	2,674,539
Donegal Group, Inc. Class A	2,197	36,602
EMC Insurance Group, Inc.	1,949	55,897
Employers Holdings, Inc.	7,394	295,760
Erie Indemnity Co. Class A	5,915	732,395
Federated National Holding Co.	4,599	73,952
First American Financial Corp.	25,418	1,103,395
FNF Group	58,381	2,390,702
Global Indemnity Ltd. (a)	3,981	161,430
HCI Group, Inc.	1,180	56,274
Heritage Insurance Holdings, Inc.	9,001	108,912
Infinity Property & Casualty Corp.	2,556	253,683
James River Group Holdings Ltd	4,023	175,242
Kinsale Capital Group, Inc.	4,706	170,169
Markel Corp. (a)	3,296	3,195,802
MBIA, Inc. (a)	33,858	284,407
Mercury General Corp.	6,500	399,685
Old Republic International Corp.	57,707	1,193,381
OneBeacon Insurance Group Ltd. Class A	4,700	74,965
ProAssurance Corp.	9,500	588,050
RLI Corp.	9,247	529,113
Safety Insurance Group, Inc.	1,092	79,061
Selective Insurance Group, Inc.	13,490	712,272
State Auto Financial Corp.	6,686	179,653
State National Cos., Inc.	10,409	152,700
Stewart Information Services Corp.	5,117	242,750
The Allstate Corp.	85,196	6,925,583
The Hanover Insurance Group, Inc.	9,899	873,785
The Navigators Group, Inc.	5,770	311,869
The Progressive Corp.	135,421	5,378,922
The Travelers Cos., Inc.	65,710	7,994,279
United Fire Group, Inc.	3,713	163,372
United Insurance Holdings Corp.	3,453	52,693
Universal Insurance Holdings, Inc.	9,787	254,951

	Shares	Value
White Mountains Insurance Group Ltd.	1,096	$941,398
WR Berkley Corp.	22,468	1,527,375
XL Group Ltd.	62,212	2,603,572

		66,210,519

Reinsurance – 0.8%
Alleghany Corp. (a)	1,635	998,494
Enstar Group Ltd. (a)	2,816	548,557
Everest Re Group Ltd.	4,708	1,185,051
Greenlight Capital Re Ltd. (a)	7,175	154,621
Maiden Holdings Ltd.	9,172	113,274
Reinsurance Group of America, Inc.	14,804	1,851,092
RenaissanceRe Holdings Ltd.	2,617	372,059
Third Point Reinsurance Ltd. (a)	13,485	163,169
Validus Holdings Ltd.	18,442	1,019,474
WMIH Corp. (a)	55,802	83,703

		6,489,494

TOTAL INSURANCE		166,434,406

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.7%
Mortgage REIT’s – 1.7%
AG Mortgage Investment Trust, Inc.	5,517	104,547
AGNC Investment Corp.	80,318	1,692,300
Annaly Capital Management, Inc.	235,667	2,783,227
Anworth Mortgage Asset Corp.	20,427	119,702
Apollo Commercial Real Estate Finance, Inc.	21,600	416,664
ARMOUR Residential REIT, Inc.	9,667	232,685
Blackstone Mortgage Trust, Inc. Class A	23,728	732,721
Capstead Mortgage Corp.	23,596	262,860
Chimera Investment Corp.	42,839	872,202
CYS Investments, Inc.	40,615	346,446
Dynex Capital, Inc.	10,772	74,542
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	11,741	257,363
Invesco Mortgage Capital, Inc.	26,579	433,504
Ladder Capital Corp.	13,922	203,679
MFA Financial, Inc.	85,682	712,018
MTGE Investment Corp.	9,909	178,362
New Residential Investment Corp.	70,372	1,173,101
New York Mortgage Trust, Inc.	25,325	162,333
PennyMac Mortgage Investment Trust	13,989	250,123
Redwood Trust, Inc.	20,548	350,754
Resource Capital Corp.	7,380	69,003
Starwood Property Trust, Inc.	61,652	1,398,884
Two Harbors Investment Corp.	85,385	852,996
Western Asset Mortgage Capital Corp.	9,229	97,181

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		13,777,197

THRIFTS & MORTGAGE FINANCE – 1.4%
Thrifts & Mortgage Finance – 1.4%
Astoria Financial Corp.	22,509	458,959
Bank Mutual Corp.	9,900	91,080

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

THRIFTS & MORTGAGE FINANCE – continued
Thrifts & Mortgage Finance – continued
Beneficial Bancorp, Inc.	17,729	$283,664
BofI Holding, Inc. (a)	13,153	314,225
Capitol Federal Financial, Inc.	32,424	474,363
Dime Community Bancshares, Inc.	7,529	146,439
Essent Group Ltd. (a)	15,243	564,143
EverBank Financial Corp.	28,241	550,699
Federal Agricultural Mortgage Corp. Class C	2,159	123,171
Flagstar Bancorp, Inc. (a)	5,535	161,843
HomeStreet, Inc. (a)	5,432	141,232
Kearny Financial Corp.	20,455	298,643
LendingTree, Inc. (a)	1,854	261,229
Meridian Bancorp, Inc.	12,126	212,811
Meta Financial Group, Inc.	1,872	158,933
MGIC Investment Corp. (a)	83,380	878,825
Nationstar Mortgage Holdings, Inc. (a)	9,259	149,162
New York Community Bancorp, Inc.	117,324	1,559,236
NMI Holdings, Inc. Class A (a)	13,873	160,927
Northfield Bancorp, Inc.	10,095	185,546
Northwest Bancshares, Inc.	22,411	361,714
OceanFirst Financial Corp.	6,310	174,472
Ocwen Financial Corp. (a)	21,492	49,217
Oritani Financial Corp.	9,160	155,262
PHH Corp. (a)	12,432	160,373
Provident Financial Services, Inc.	13,958	358,581
Radian Group, Inc.	52,697	889,525
TFS Financial Corp.	17,588	290,906

	Shares	Value
TrustCo Bank Corp.	24,538	$195,077
United Financial Bancorp, Inc.	11,065	191,093
Walker & Dunlop, Inc. (a)	6,852	307,312
Walter Investment Management Corp. (a)	1,101	1,178
Washington Federal, Inc.	21,380	720,506
Waterstone Financial, Inc.	7,247	137,693
WSFS Financial Corp.	6,980	329,456

TOTAL THRIFTS & MORTGAGE FINANCE		11,497,495

TOTAL COMMON STOCKS (Cost $768,131,356)		812,988,278

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $407,518)	407,518	407,518

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $768,538,874)		813,395,796

NET OTHER ASSETS (LIABILITIES) – 0.1%		792,543

NET ASSETS – 100.0%		$814,188,339

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$812,988,278	$812,988,278	$—	$—
Money Market Funds	407,518	407,518	—	—

Total Investments in Securities:	$813,395,796	$813,395,796	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $769,519,907. Net unrealized appreciation aggregated $43,875,889, of which $51,120,085 related to appreciated investment securities and $7,244,196 related to depreciated investment securities.

Quarterly Report	6

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

April 30, 2017

T05-QTLY-0617

1.9584810.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 22.2%
Biotechnology – 22.2%
AbbVie, Inc.	340,572	$22,457,318
ACADIA Pharmaceuticals, Inc. (a)	20,305	697,071
Acceleron Pharma, Inc. (a)	6,032	199,177
Achillion Pharmaceuticals, Inc. (a)	22,597	77,056
Acorda Therapeutics, Inc. (a)	9,559	154,378
Aduro Biotech, Inc. (a)	4,677	45,133
Advaxis, Inc. (a)	7,274	62,265
Agenus, Inc. (a)	16,947	60,840
Agios Pharmaceuticals, Inc. (a)	8,384	416,769
Aimmune Therapeutics, Inc. (a)	4,705	91,465
Alder Biopharmaceuticals, Inc. (a)	8,585	172,129
Alexion Pharmaceuticals, Inc. (a)	47,007	6,006,554
Alkermes PLC (a)	31,857	1,855,670
Alnylam Pharmaceuticals, Inc. (a)	16,245	870,732
AMAG Pharmaceuticals, Inc. (a)	7,103	173,313
Amgen, Inc.	155,904	25,462,241
Amicus Therapeutics, Inc. (a)	27,178	208,727
Ardelyx, Inc. (a)	6,088	81,579
Arena Pharmaceuticals, Inc. (a)	64,438	86,347
Array BioPharma, Inc. (a)	31,802	275,723
Arrowhead Pharmaceuticals, Inc. (a)	11,896	18,439
Atara Biotherapeutics, Inc. (a)	3,559	60,859
Avexis Inc. (a)	3,525	283,762
Axovant Sciences Ltd. (a)	6,653	161,269
Bellicum Pharmaceuticals, Inc. (a)	5,039	67,371
BioCryst Pharmaceuticals, Inc. (a)	14,056	89,115
Biogen, Inc. (a)	45,597	12,366,362
BioMarin Pharmaceutical, Inc. (a)	36,040	3,454,074
Biotime, Inc. (a)	15,765	53,601
Bioverativ, Inc. (a)	22,959	1,350,219
Bluebird Bio, Inc. (a)	8,531	758,832
Blueprint Medicines Corp. (a)	6,395	297,879
Celgene Corp. (a)	162,459	20,153,039
Celldex Therapeutics, Inc. (a)	20,480	68,198
Chimerix, Inc. (a)	8,537	51,051
Clovis Oncology, Inc. (a)	8,180	473,540
Coherus Biosciences, Inc. (a)	6,615	127,008
Concert Pharmaceuticals, Inc. (a)	3,210	50,943
CytomX Therapeutics, Inc. (a)	3,381	53,116
Dyax Corp.	31,822	81,146
Dynavax Technologies Corp. (a)	7,538	41,836
Eagle Pharmaceuticals, Inc. (a)	1,941	175,835
Editas Medicine, Inc. (a)	5,103	96,192
Emergent Biosolutions, Inc. (a)	7,164	214,275
Enanta Pharmaceuticals, Inc. (a)	2,947	93,567
Epizyme, Inc. (a)	8,684	156,746
Esperion Therapeutics, Inc. (a)	2,792	99,814
Exact Sciences Corp. (a)	22,862	686,089
Exelixis, Inc. (a)	57,050	1,277,920
FibroGen, Inc. (a)	12,302	344,456
Five Prime Therapeutics, Inc. (a)	5,385	187,721
Flexion Therapeutics, Inc. (a)	4,572	93,315

	Shares	Value
Foundation Medicine, Inc. (a)	3,047	$108,169
Genomic Health, Inc. (a)	3,765	123,718
Geron Corp. (a)	32,894	84,209
Gilead Sciences, Inc.	276,099	18,926,586
Global Blood Therapeutics, Inc. (a)	6,666	192,981
Halozyme Therapeutics, Inc. (a)	23,263	324,286
Heron Therapeutics, Inc. (a)	9,101	139,700
ImmunoGen, Inc. (a)	17,891	77,647
Immunomedics, Inc. (a)	21,092	120,857
Incyte Corp. Ltd. (a)	35,556	4,418,900
Inovio Pharmaceuticals, Inc. (a)	14,376	90,425
Insmed, Inc. (a)	12,192	224,942
Insys Therapeutics, Inc. (a)	4,424	49,770
Intellia Therapeutics, Inc. (a)	2,851	41,539
Intercept Pharmaceuticals, Inc. (a)	3,614	406,033
Intrexon Corp. (a)	12,339	257,145
Ionis Pharmaceuticals, Inc. (a)	25,449	1,226,387
Ironwood Pharmaceuticals, Inc. (a)	26,115	426,197
Juno Therapeutics, Inc. (a)	13,322	332,251
Karyopharm Therapeutics, Inc. (a)	7,199	73,574
Keryx Biopharmaceuticals, Inc. (a)	16,382	96,981
Kite Pharma, Inc. (a)	9,730	798,638
La Jolla Pharmaceutical Co. (a)	3,675	106,575
Lexicon Pharmaceuticals, Inc. (a)	9,651	150,652
Ligand Pharmaceuticals, Inc. (a)	4,157	462,134
Lion Biotechnologies, Inc. (a)	10,010	68,569
Loxo Oncology, Inc. (a)	3,458	159,275
MacroGenics, Inc. (a)	5,711	123,415
MannKind Corp. (a)	11,865	10,365
Merrimack Pharmaceuticals, Inc. (a)	25,112	83,623
MiMedx Group, Inc. (a)	22,136	280,906
Minerva Neurosciences Inc. (a)	5,331	40,516
Momenta Pharmaceuticals, Inc. (a)	14,021	201,201
Myriad Genetics, Inc. (a)	14,206	261,248
NantKwest, Inc. (a)	5,085	16,018
Natera, Inc. (a)	4,756	43,042
Neurocrine Biosciences, Inc. (a)	18,250	974,550
NewLink Genetics Corp. (a)	4,432	82,834
Novavax, Inc. (a)	56,012	45,711
OncoMed Pharmaceuticals, Inc. (a)	4,126	16,256
Ophthotech Corp. (a)	5,469	16,243
Opko Health, Inc. (a)	69,832	542,595
Organovo Holdings, Inc. (a)	21,721	62,991
Otonomy, Inc. (a)	4,355	58,139
OvaScience, Inc. (a)	6,064	9,157
PDL BioPharma, Inc.	32,115	72,259
Portola Pharmaceuticals, Inc. (a)	11,906	476,121
Progenics Pharmaceuticals, Inc. (a)	14,463	114,547
Prothena Corp. PLC (a)	7,883	426,707
PTC Therapeutics, Inc. (a)	6,368	77,371
Puma Biotechnology, Inc. (a)	7,017	284,890
Radius Health, Inc. (a)	6,390	249,657
Regeneron Pharmaceuticals, Inc. (a)	16,278	6,323,840
REGENXBIO, Inc. (a)	5,366	112,149

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Repligen Corp. (a)	7,197	$264,778
Retrophin, Inc. (a)	6,804	133,290
Sage Therapeutics, Inc. (a)	6,638	471,298
Sangamo Therapeutics, Inc. (a)	13,863	66,542
Sarepta Therapeutics, Inc. (a)	10,872	394,219
Seattle Genetics, Inc. (a)	20,740	1,416,542
Seres Therapeutics, Inc. (a)	2,825	27,770
Sorrento Therapeutics Inc. (a)	13,645	26,608
Spark Therapeutics, Inc. (a)	4,894	283,705
Spectrum Pharmaceuticals, Inc. (a)	14,473	110,140
Synergy Pharmaceuticals, Inc. (a)	41,691	171,767
TESARO, Inc. (a)	7,833	1,156,072
TG Therapeutics, Inc. (a)	10,018	110,699
Trevena, Inc. (a)	7,014	22,936
Ultragenyx Pharmaceutical, Inc. (a)	8,138	524,006
United Therapeutics Corp. (a)	8,894	1,117,976
Vanda Pharmaceuticals, Inc. (a)	8,529	130,067
Versartis, Inc. (a)	5,179	95,294
Vertex Pharmaceuticals, Inc. (a)	51,990	6,150,417
XBiotech, Inc. (a)	3,193	34,740
Xencor, Inc. (a)	8,088	207,619
ZIOPHARM Oncology, Inc. (a)	21,780	153,331

TOTAL BIOTECHNOLOGY		156,506,383

HEALTH CARE EQUIPMENT & SUPPLIES – 20.2%
Health Care Equipment – 18.3%
Abaxis, Inc.	4,788	215,604
Abbott Laboratories	360,693	15,740,643
ABIOMED, Inc. (a)	8,634	1,125,183
Accuray, Inc. (a)	16,738	76,158
Analogic Corp.	2,579	185,301
AngioDynamics, Inc. (a)	7,515	116,633
AtriCure, Inc. (a)	6,856	140,548
Baxter International, Inc.	102,491	5,706,699
Becton Dickinson and Co.	44,510	8,322,035
Boston Scientific Corp. (a)	285,367	7,527,981
Cantel Medical Corp.	7,840	583,374
Cardiovascular Systems, Inc. (a)	7,033	210,076
ConforMIS, Inc. (a)	4,749	26,689
CONMED Corp.	5,039	247,717
CR Bard, Inc.	15,404	4,736,422
CryoLife, Inc. (a)	6,086	110,461
Danaher Corp.	130,464	10,871,565
DexCom, Inc. (a)	17,726	1,381,919
Edwards Lifesciences Corp. (a)	44,842	4,917,822
Entellus Medical, Inc. (a)	2,223	31,611
Exactech, Inc. (a)	2,197	65,141
GenMark Diagnostics, Inc. (a)	8,316	106,611
Glaukos Corp. (a)	2,496	118,635
Globus Medical, Inc. Class A (a)	15,058	456,709
Hill-Rom Holdings, Inc.	13,787	1,042,849

	Shares	Value
Hologic, Inc. (a)	52,484	$2,369,653
IDEXX Laboratories, Inc. (a)	18,785	3,150,808
Inogen, Inc. (a)	3,423	283,732
Insulet Corp. (a)	12,017	521,658
Integer Holdings Corp. (a)	5,918	217,487
Integra LifeSciences Holdings Corp. (a)	12,464	572,970
Intuitive Surgical, Inc. (a)	8,121	6,788,100
Invacare Corp.	6,239	91,713
K2M Group Holdings, Inc. (a)	7,041	155,958
LivaNova PLC (a)	9,142	481,783
Masimo Corp. (a)	9,918	1,018,975
Medtronic PLC	292,041	24,265,687
Natus Medical, Inc. (a)	6,861	240,135
Nevro Corp. (a)	4,500	423,990
Novocure Ltd. (a)	9,323	105,350
NuVasive, Inc. (a)	10,534	763,820
NxStage Medical, Inc. (a)	13,573	405,697
Orthofix International N.V. (a)	3,779	149,459
Penumbra, Inc. (a)	5,648	482,622
ResMed, Inc.	29,551	2,009,172
Rockwell Medical, Inc. (a)	10,125	87,075
STERIS PLC	17,861	1,318,142
Stryker Corp.	70,626	9,631,268
SurModics, Inc. (a)	2,720	62,152
Teleflex, Inc.	9,247	1,913,112
TransEnterix, Inc. (a)	11,884	7,725
Varex Imaging Corp. (a)	7,916	265,661
Varian Medical Systems, Inc. (a)	19,608	1,779,230
Wright Medical Group N.V. (a)	19,413	589,961
Zimmer Biomet Holdings, Inc.	41,995	5,024,702

		129,242,183

Health Care Supplies – 1.9%
Alere, Inc. (a)	18,247	897,205
Align Technology, Inc. (a)	15,057	2,026,973
Anika Therapeutics, Inc. (a)	3,094	142,726
Atrion Corp.	307	158,750
Cerus Corp. (a)	19,957	86,813
DENTSPLY SIRONA, Inc.	48,385	3,059,868
Endologix, Inc. (a)	15,292	114,537
Haemonetics Corp. (a)	10,874	455,403
Halyard Health, Inc. (a)	9,820	387,890
ICU Medical, Inc. (a)	3,248	499,543
Meridian Bioscience, Inc.	8,693	128,656
Merit Medical Systems, Inc. (a)	10,272	346,166
Neogen Corp. (a)	7,854	489,540
OraSure Technologies, Inc. (a)	11,490	150,634
Quidel Corp. (a)	5,695	137,648
Staar Surgical Co. (a)	6,183	64,303
The Cooper Cos., Inc.	10,212	2,045,770
The Spectranetics Corp. (a)	9,097	260,174
West Pharmaceutical Services, Inc.	15,353	1,412,937

		12,865,536

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		142,107,719

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 18.4%
Health Care Services – 3.2%
Almost Family, Inc. (a)	2,372	$117,770
Amedisys, Inc. (a)	5,679	307,802
American Renal Associates Holdings Inc. (a)	2,685	46,209
AMN Healthcare Services, Inc. (a)	10,110	412,993
BioTelemetry, Inc. (a)	5,602	184,306
Chemed Corp.	3,392	683,081
Civitas Solutions, Inc. (a)	3,070	54,646
Corvel Corp. (a)	2,235	99,458
Cross Country Healthcare, Inc. (a)	6,827	95,373
DaVita, Inc. (a)	33,677	2,324,050
Diplomat Pharmacy, Inc. (a)	8,187	127,717
Envision Healthcare Corp. (a)	24,597	1,378,170
Express Scripts Holding Co. (a)	129,259	7,928,747
Laboratory Corp. of America Holdings (a)	21,588	3,025,558
Landauer, Inc.	1,980	104,148
LHC Group, Inc. (a)	3,314	179,287
MEDNAX, Inc. (a)	19,638	1,185,350
National Research Corp. Class A	1,946	48,261
Premier, Inc. Class A (a)	10,499	354,866
Quest Diagnostics, Inc.	29,038	3,063,799
Teladoc, Inc. (a)	7,144	177,171
The Providence Service Corp. (a)	2,610	114,840
Tivity Health, Inc. (a)	7,302	245,347

		22,258,949

Health Care Distributors – 2.6%
Aceto Corp.	6,127	97,113
AmerisourceBergen Corp.	34,600	2,838,930
Cardinal Health, Inc.	67,106	4,871,225
Henry Schein, Inc. (a)	16,864	2,930,963
McKesson Corp.	47,381	6,552,318
Owens & Minor, Inc.	12,824	444,352
Patterson Cos., Inc.	17,574	781,867
PharMerica Corp. (a)	6,348	149,813

		18,666,581

Health Care Facilities – 1.9%
AAC Holdings, Inc. (a)	1,952	13,976
Acadia Healthcare Co., Inc. (a)	15,564	678,279
Brookdale Senior Living, Inc. (a)	38,935	505,766
Capital Senior Living Corp. (a)	5,564	77,729
Community Health Systems, Inc. (a)	23,544	202,714
Genesis Healthcare, Inc. (a)	9,848	23,832
HCA Holdings, Inc. (a)	62,840	5,291,756
HealthSouth Corp.	18,783	880,923
Kindred Healthcare, Inc.	17,607	169,027
LifePoint Health, Inc. (a)	8,424	523,552
National HealthCare Corp.	2,042	151,966
Select Medical Holdings Corp. (a)	22,229	305,649
Surgery Partners, Inc. (a)	4,000	68,800

	Shares	Value
Tenet Healthcare Corp. (a)	20,900	$327,503
The Ensign Group, Inc.	10,231	183,646
Universal Health Services, Inc. Class B	18,808	2,271,254
US Physical Therapy, Inc.	2,596	170,298
VCA, Inc. (a)	17,013	1,557,880

		13,404,550

Managed Health Care – 10.7%
Aetna, Inc.	73,538	9,932,778
Anthem, Inc.	55,208	9,820,951
Centene Corp. (a)	35,813	2,664,487
Cigna Corp.	53,818	8,415,521
HealthEquity, Inc. (a)	9,325	424,474
Humana, Inc.	31,247	6,936,209
Magellan Health, Inc. (a)	4,630	318,544
Molina Healthcare, Inc. (a)	8,301	413,307
Triple-S Management Corp. Class B (a)	4,932	89,269
UnitedHealth Group, Inc.	201,751	35,282,215
WellCare Health Plans, Inc. (a)	9,296	1,426,099

		75,723,854

TOTAL HEALTH CARE PROVIDERS & SERVICES		130,053,934

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	36,774	440,185
athenahealth, Inc. (a)	8,242	807,798
Castlight Health, Inc. Class B (a)	5,007	19,277
Cerner Corp. (a)	64,007	4,144,453
Computer Programs & Systems, Inc.	2,245	61,625
Evolent Health, Inc. (a)	7,750	180,188
HealthStream, Inc. (a)	5,208	144,730
HMS Holdings Corp. (a)	17,769	363,732
Inovalon Holdings, Inc. Class A (a)	13,218	161,921
Medidata Solutions, Inc. (a)	12,094	791,310
Omnicell, Inc. (a)	7,634	316,048
Quality Systems, Inc. (a)	9,924	141,516
Veeva Systems, Inc. Class A (a)	19,091	1,023,659
Vocera Communications, Inc. (a)	5,273	133,723

TOTAL HEALTH CARE TECHNOLOGY		8,730,165

LIFE SCIENCES TOOLS & SERVICES – 5.6%
Life Sciences Tools & Services – 5.6%
Accelerate Diagnostics, Inc. (a)	6,343	173,164
Agilent Technologies, Inc.	67,958	3,741,088
Albany Molecular Research, Inc. (a)	5,879	94,123
Bio-Rad Laboratories, Inc. Class A (a)	4,347	948,776
Bio-Techne Corp.	7,819	837,258
Bruker Corp.	23,388	570,433
Cambrex Corp. (a)	6,725	399,129
Charles River Laboratories International, Inc. (a)	9,926	890,362
Illumina, Inc. (a)	30,794	5,692,579
INC Research Holdings, Inc. Class A (a)	11,303	508,635

Quarterly Report	4

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Luminex Corp.	8,076	$152,071
Medpace Holdings, Inc. (a)	1,780	56,444
Mettler-Toledo International, Inc. (a)	5,497	2,822,270
NeoGenomics, Inc. (a)	16,013	120,898
Pacific Biosciences of California, Inc. (a)	18,157	71,539
PAREXEL International Corp. (a)	11,171	713,045
Patheon N.V. (a)	7,619	205,027
PerkinElmer, Inc.	22,962	1,364,172
PRA Health Sciences, Inc. (a)	8,402	537,392
Quintiles IMS Holdings Inc. (a)	30,968	2,609,983
Thermo Fisher Scientific, Inc.	82,785	13,686,844
VWR Corp. (a)	19,307	545,616
Waters Corp. (a)	16,890	2,869,442

TOTAL LIFE SCIENCES TOOLS & SERVICES		39,610,290

PHARMACEUTICALS – 32.3%
Pharmaceuticals – 32.3%
Aclaris Therapeutics, Inc. (a)	3,798	106,762
Aerie Pharmaceuticals, Inc. (a)	5,942	261,745
Akorn, Inc. (a)	15,830	529,513
Allergan PLC	78,606	19,168,859
Amphastar Pharmaceuticals, Inc. (a)	7,873	118,882
ANI Pharmaceuticals, Inc. (a)	1,794	97,091
Bristol-Myers Squibb Co. Class A	350,240	19,630,952
Catalent, Inc. (a)	26,048	762,685
Cempra, Inc. (a)	8,820	37,926
Clearside Biomedical, Inc. (a)	3,573	28,441
Collegium Pharmaceutical, Inc. (a)	3,962	38,867
Corcept Therapeutics, Inc. (a)	16,585	158,221
Depomed, Inc. (a)	13,076	156,781
Dermira, Inc. (a)	6,378	217,235
Eli Lilly & Co.	208,219	17,086,451
Endo International PLC (a)	41,961	477,097
Horizon Pharma PLC (a)	30,641	471,259
Impax Laboratories, Inc. (a)	12,968	182,200
Innoviva, Inc. (a)	15,802	186,227
Intersect ENT, Inc. (a)	4,380	83,220
Intra-Cellular Therapies, Inc. (a)	6,700	92,594
Jazz Pharmaceuticals PLC (a)	12,549	1,998,805
Johnson & Johnson	570,142	70,395,433
Lannett Co., Inc. (a)	6,120	159,120
Mallinckrodt PLC (a)	22,188	1,041,061
Merck & Co., Inc.	577,814	36,015,147
Mylan N.V. (a)	95,290	3,559,081
MyoKardia, Inc. (a)	3,557	46,419
Nektar Therapeutics (a)	32,049	607,970
Omeros Corp. (a)	8,416	137,349
Pacira Pharmaceuticals, Inc. (a)	7,846	380,923
Paratek Pharmaceuticals, Inc. (a)	3,179	68,190
Perrigo Co. PLC	30,052	2,222,045

	Shares	Value
Pfizer, Inc	1,271,746	$43,137,624
Phibro Animal Health Corp. Class A	3,810	113,347
Prestige Brands Holdings, Inc. (a)	11,155	640,409
Revance Therapeutics, Inc. (a)	4,133	89,893
Sciclone Pharmaceuticals, Inc. (a)	10,178	98,218
Sucampo Pharmaceuticals, Inc. Class A (a).	4,653	47,228
Supernus Pharmaceuticals, Inc. (a)	8,389	273,481
Teligent, Inc. (a)	7,597	59,940
The Medicines Co. (a)	14,836	731,712
TherapeuticsMD, Inc. (a)	32,491	165,704
Theravance Biopharma, Inc. (a)	8,162	329,173
WaVe Life Sciences Ltd. (a)	2,315	48,847
Zoetis, Inc.	98,353	5,518,587

TOTAL PHARMACEUTICALS		227,778,714

TOTAL COMMON STOCKS (Cost $676,357,243)		704,787,205

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $885,439)	885,439	885,439

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $677,242,682)		705,672,644

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(162,384)

NET ASSETS – 100.0%		$705,510,260

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

5	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$704,787,205	$704,706,059	$—	$81,146
Money Market Funds	885,439	885,439	—	—

Total Investments in Securities:	$705,672,644	$705,591,498	$—	$81,146

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $679,456,816. Net unrealized appreciation aggregated $26,215,828, of which $77,209,302 related to appreciated investment securities and $50,993,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

April 30, 2017

T06-QTLY-0617

1.9584812.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 21.0%
Aerospace & Defense – 21.0%
AAR Corp.	4,164	$149,862
Aerojet Rocketdyne Holdings, Inc. (a)	7,200	161,352
Aerovironment, Inc. (a)	2,718	77,653
Arconic, Inc.	56,605	1,547,015
Astronics Corp. (a)	2,556	83,095
Axon Enterprise, Inc. (a)	6,793	166,972
BWX Technologies, Inc.	11,552	568,012
Cubic Corp.	3,003	155,856
Curtiss-Wright Corp.	5,433	507,768
DigitalGlobe, Inc. (a)	8,049	259,178
Engility Holdings, Inc. (a)	2,567	72,774
Esterline Technologies Corp. (a)	3,610	330,134
General Dynamics Corp.	33,400	6,472,586
HEICO Corp.	3,254	231,262
HEICO Corp. Class A	6,162	377,731
Hexcel Corp.	11,827	612,047
Huntington Ingalls Industries, Inc.	5,978	1,200,920
KLX, Inc. (a)	6,830	323,059
Kratos Defense & Security Solutions, Inc. (a)	9,291	70,797
L3 Technologies, Inc.	9,974	1,713,234
Lockheed Martin Corp.	34,024	9,167,767
Mercury Systems, Inc. (a)	6,105	228,205
Moog, Inc. Class A (a)	4,160	285,584
National Presto Industries, Inc.	642	66,993
Northrop Grumman Corp.	21,606	5,314,212
Orbital ATK,Inc.	7,560	748,440
Raytheon Co.	37,891	5,881,062
Rockwell Collins, Inc.	20,873	2,172,671
Spirit AeroSystems Holdings, Inc. Class A	15,698	897,298
Teledyne Technologies, Inc. (a)	4,294	578,960
Textron, Inc.	34,860	1,626,568
The Boeing Co.	75,653	13,982,944
The KEYW Holding Corp. (a)	5,688	53,979
TransDigm Group, Inc.	6,887	1,699,229
Triumph Group, Inc.	6,046	158,405
United Technologies Corp.	100,935	12,010,256
Wesco Aircraft Holdings, Inc. (a)	7,604	92,389

TOTAL AEROSPACE & DEFENSE		70,046,269

AIR FREIGHT & LOGISTICS – 5.9%
Air Freight & Logistics – 5.9%
Air Transport Services Group, Inc. (a)	1,950	35,861
Atlas Air Worldwide Holdings, Inc. (a)	780	45,240
CH Robinson Worldwide, Inc.	18,288	1,329,538
Echo Global Logistics, Inc. (a)	3,350	62,812
Expeditors International of Washington, Inc.	23,249	1,304,036
FedEx Corp.	32,577	6,179,857
Forward Air Corp.	3,925	208,692

	Shares	Value
Hub Group, Inc. Class A (a)	4,282	$167,640
Park-Ohio Holdings Corp.	1,013	39,862
United Parcel Service, Inc. Class B	88,951	9,558,674
XPO Logistics, Inc. (a)	14,330	707,759

TOTAL AIR FREIGHT & LOGISTICS		19,639,971

AIRLINES – 1.2%
Airlines – 1.2%
Allegiant Travel Co.	535	77,789
American Airlines Group, Inc.	16,731	713,075
Delta Air Lines, Inc.	24,154	1,097,558
Hawaiian Holdings, Inc. (a)	1,736	94,265
SkyWest, Inc.	1,714	63,761
Southwest Airlines Co.	19,856	1,116,304
Spirit Airlines, Inc. (a)	2,216	126,910
United Continental Holdings, Inc. (a)	10,246	719,372

TOTAL AIRLINES		4,009,034

BUILDING PRODUCTS – 4.5%
Building Products – 4.5%
AAON, Inc.	5,448	199,669
Advanced Drainage Systems, Inc.	5,263	121,312
Allegion PLC	12,374	973,091
American Woodmark Corp. (a)	1,878	172,588
AO Smith Corp.	19,067	1,027,330
Apogee Enterprises, Inc.	3,734	203,503
Armstrong Flooring, Inc. (a)	2,539	48,724
Armstrong World Industries, Inc. (a)	5,372	251,141
Builders FirstSource, Inc. (a)	12,927	206,961
Continental Building Products, Inc. (a)	5,104	124,283
CSW Industrials, Inc. (a)	1,996	70,659
Fortune Brands Home & Security, Inc.	19,895	1,268,107
Gibraltar Industries, Inc. (a)	3,836	150,563
Griffon Corp.	3,765	90,360
Insteel Industries, Inc.	2,317	80,655
Johnson Controls International PLC	120,869	5,024,524
Lennox International, Inc.	4,998	826,619
Masco Corp.	42,396	1,569,500
Masonite International Corp. (a)	3,309	275,309
NCI Building Systems, Inc. (a)	4,508	78,890
Owens Corning	14,622	889,749
Patrick Industries, Inc. (a)	2,046	145,368
PGT Innovations, Inc. (a)	6,378	69,520
Ply Gem Holdings, Inc. (a)	3,138	60,407
Quanex Building Products Corp.	3,930	80,172
Simpson Manufacturing Co., Inc.	5,233	218,269
Trex Co., Inc. (a)	3,781	276,731
Universal Forest Products, Inc.	2,632	250,803
USG Corp. (a)	12,207	369,872

TOTAL BUILDING PRODUCTS		15,124,679

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 5.8%
Commercial Printing – 0.4%
Brady Corp. Class A	6,089	$237,166
Deluxe Corp.	6,280	451,595
Ennis, Inc.	3,339	58,766
InnerWorkings, Inc. (a)	5,251	55,608
LSC Communications, Inc.	4,225	109,301
Multi-Color Corp.	1,742	133,786
Quad/Graphics, Inc.	3,797	99,709
RR Donnelley & Sons Co.	8,977	112,841

		1,258,772

Diversified Support Services – 1.3%
Cintas Corp.	10,820	1,325,125
Copart, Inc. (a)	26,626	822,743
Healthcare Services Group, Inc.	9,369	430,131
KAR Auction Services, Inc.	17,842	778,268
Matthews International Corp. Class A	4,147	284,277
McGrath RentCorp	2,907	101,193
Mobile Mini, Inc.	5,771	165,628
UniFirst Corp.	1,984	276,173
Viad Corp.	2,643	119,464
VSE Corp.	1,022	43,588

		4,346,590

Environmental & Facilities Services – 3.4%
ABM Industries, Inc.	6,872	296,802
Casella Waste Systems, Inc. Class A (a)	4,657	70,088
Clean Harbors, Inc. (a)	7,048	409,559
Covanta Holding Corp.	15,220	221,451
Republic Services, Inc.	30,682	1,932,659
Rollins, Inc.	12,674	492,131
SP Plus Corp. (a)	2,175	74,929
Stericycle, Inc. (a)	10,981	937,119
Team, Inc. (a)	3,557	95,683
Tetra Tech, Inc.	7,362	323,560
US Ecology, Inc.	2,825	133,199
Waste Connections, Inc.	22,653	2,084,529
Waste Management, Inc.	57,034	4,150,934

		11,222,643

Office Services & Supplies – 0.6%
ACCO Brands Corp. (a)	13,798	196,621
Essendant, Inc.	4,827	80,611
Herman Miller, Inc.	7,722	255,598
HNI Corp.	5,743	268,543
Interface, Inc.	8,393	167,021
Kimball International, Inc. Class B	4,072	72,359
Knoll, Inc.	6,274	150,325
MSA Safety, Inc.	4,137	322,065
Pitney Bowes, Inc.	23,895	317,565
Steelcase, Inc. Class A	11,117	189,545
West Corp.	5,961	159,099

		2,179,352

	Shares	Value
Security & Alarm Services – 0.1%
The Brink’s Co.	5,780	$354,892

TOTAL COMMERCIAL SERVICES & SUPPLIES		19,362,249

CONSTRUCTION & ENGINEERING – 2.0%
Construction & Engineering – 2.0%
AECOM (a)	19,894	680,574
Aegion Corp. (a)	4,410	100,636
Argan, Inc.	1,737	116,118
Chicago Bridge & Iron Co. N.V.	12,868	387,069
Comfort Systems USA, Inc.	4,844	177,775
Dycom Industries, Inc. (a)	4,056	428,557
EMCOR Group, Inc.	7,818	513,955
Fluor Corp.	17,986	923,042
Granite Construction, Inc.	5,116	269,664
Great Lakes Dredge & Dock Corp. (a)	7,632	34,726
Jacobs Engineering Group, Inc.	15,633	858,564
KBR, Inc.	18,373	258,141
MasTec, Inc. (a)	8,483	374,525
MYR Group, Inc. (a)	2,067	87,351
Primoris Services Corp.	5,279	121,259
Quanta Services, Inc. (a)	19,485	690,548
Tutor Perini Corp. (a)	5,055	155,947
Valmont Industries, Inc.	2,906	442,729

TOTAL CONSTRUCTION & ENGINEERING		6,621,180

ELECTRICAL EQUIPMENT – 5.5%
Electrical Components & Equipment – 5.4%
Acuity Brands, Inc.	5,689	1,001,833
AMETEK, Inc.	29,863	1,708,164
Atkore International Group Inc. (a)	4,057	106,537
Eaton Corp. PLC	58,284	4,408,602
Emerson Electric Co.	82,940	4,999,623
Encore Wire Corp.	2,524	111,561
EnerSys	5,608	466,081
Generac Holdings, Inc. (a)	8,208	288,675
General Cable Corp.	6,286	113,148
Hubbell, Inc.	6,788	767,926
Plug Power, Inc. (a)	23,550	52,752
Powell Industries, Inc.	1,182	40,767
Regal-Beloit Corp.	5,755	453,782
Rockwell Automation, Inc.	16,553	2,604,615
Sensata Technologies Holding N.V. (a)	22,049	907,978
Sunrun, Inc. (a)	7,212	38,151
Thermon Group Holdings, Inc. (a)	4,091	83,865
Vicor Corp. (a)	2,341	42,138

		18,196,198

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,358	198,290
Babcock & Wilcox Enterprises, Inc. (a)	5,633	52,781

		251,071

TOTAL ELECTRICAL EQUIPMENT		18,447,269

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIAL CONGLOMERATES – 19.3%
Industrial Conglomerates – 19.3%
3M Co.	77,609	$15,198,171
Carlisle Cos., Inc.	8,323	843,869
General Electric Co.	1,141,484	33,091,621
Honeywell International, Inc.	93,423	12,251,492
Raven Industries, Inc.	4,626	143,406
Roper Industries, Inc.	13,093	2,863,439

TOTAL INDUSTRIAL CONGLOMERATES		64,391,998

MACHINERY – 18.5%
Agricultural & Farm Machinery – 1.6%
AGCO Corp.	8,263	528,749
Deere & Co.	34,486	3,848,983
Lindsay Corp.	1,375	119,433
The Toro Co.	14,108	915,891
Titan International, Inc.	5,995	64,206

		5,477,262

Construction & Farm Machinery & Heavy Trucks – 5.8%
Alamo Group, Inc.	1,246	98,509
Allison Transmission Holdings, Inc.	18,119	700,843
American Railcar Industries, Inc.	1,151	48,285
Astec Industries, Inc.	2,356	149,253
Caterpillar, Inc.	75,494	7,720,016
Cummins, Inc.	20,632	3,114,194
Douglas Dynamics, Inc.	2,908	92,765
Federal Signal Corp.	7,789	121,586
Meritor, Inc. (a)	10,717	190,870
Navistar International Corp. (a)	5,807	156,266
Oshkosh Corp.	9,624	667,809
PACCAR, Inc.	45,243	3,019,065
Terex Corp.	13,615	476,253
The Greenbrier Cos., Inc.	3,639	158,115
The Manitowoc Co., Inc. (a)	17,092	102,039
Trinity Industries, Inc.	19,705	530,065
Wabash National Corp.	7,976	181,693
WABCO Holdings, Inc. (a)	6,755	802,967
Wabtec Corp.	11,140	934,535

		19,265,128

Industrial Machinery – 11.1%
Actuant Corp. Class A	7,572	206,716
Albany International Corp. Class A	3,703	180,521
Altra Industrial Motion Corp.	3,327	146,887
Barnes Group, Inc.	6,617	363,736
Briggs & Stratton Corp.	5,458	136,395
Chart Industries, Inc. (a)	3,916	142,973
CIRCOR International, Inc.	1,828	121,946
Colfax Corp. (a)	11,869	480,338
Columbus McKinnon Corp.	2,477	64,724
Crane Co.	6,077	485,613
Donaldson Co., Inc.	16,299	754,318
Dover Corp.	20,045	1,581,150

	Shares	Value
Energy Recovery, Inc. (a)	4,423	$37,330
EnPro Industries, Inc.	2,759	194,923
ESCO Technologies, Inc.	3,326	195,735
Flowserve Corp.	16,843	856,803
Fortive Corp.	40,123	2,538,181
Franklin Electric Co., Inc.	5,042	207,226
Global Brass & Copper Holdings, Inc.	2,746	97,895
Graco, Inc.	7,202	776,736
Harsco Corp. (a)	10,313	134,585
Hillenbrand, Inc.	8,101	298,927
Hyster-Yale Materials Handling, Inc.	1,131	67,984
IDEX Corp.	9,840	1,030,838
Illinois Tool Works, Inc.	40,762	5,628,825
Ingersoll-Rand PLC	33,345	2,959,369
ITT, Inc.	11,341	477,796
John Bean Technologies Corp.	4,037	357,880
Kadant, Inc.	1,386	86,140
Kennametal, Inc.	10,276	427,276
Lincoln Electric Holdings, Inc.	7,681	683,839
Lydall, Inc. (a)	2,183	114,389
Milacron Holdings Corp. (a)	3,936	74,076
Mueller Industries, Inc.	7,034	225,369
Mueller Water Products, Inc. Class A	20,882	234,923
NN, Inc.	3,305	91,218
Nordson Corp.	6,646	832,079
Parker Hannifin Corp.	17,220	2,768,976
Pentair PLC	22,300	1,438,573
Proto Labs, Inc. (a)	3,268	189,544
RBC Bearings, Inc. (a)	3,055	306,417
Rexnord Corp. (a)	13,211	322,348
Snap-on, Inc.	7,482	1,253,459
SPX Corp. (a)	5,435	130,766
SPX FLOW, Inc. (a)	5,411	195,554
Standex International Corp.	1,646	154,642
Stanley Black & Decker, Inc.	19,451	2,648,254
Sun Hydraulics Corp.	2,927	113,685
Tennant Co.	2,151	157,561
The Gorman-Rupp Co.	2,504	71,664
The Middleby Corp. (a)	7,429	1,011,310
The Timken Co.	9,063	437,290
Trimas Corp. (a)	5,849	134,235
Watts Water Technologies, Inc. Class A	3,407	211,915
Welbilt, Inc. (a)	16,917	346,798
Woodward, Inc.	7,177	485,668
Xylem, Inc.	23,138	1,189,525

		36,863,843

TOTAL MACHINERY		61,606,233

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	1,743	123,056
Matson, Inc.	1,378	43,682

TOTAL MARINE		166,738

Quarterly Report	4

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – 4.0%
Human Resource & Employment Services – 1.0%
GP Strategies Corp. (a)	1,723	$46,693
Heidrick & Struggles International, Inc.	2,285	49,128
Insperity, Inc.	1,938	177,036
Kelly Services, Inc. Class A	4,062	90,664
Kforce, Inc.	3,167	71,891
Korn/Ferry International	6,751	218,732
ManpowerGroup, Inc.	8,656	874,083
On Assignment, Inc. (a)	6,464	334,641
Robert Half International, Inc.	16,599	764,384
TriNet Group, Inc. (a)	5,311	156,143
TrueBlue, Inc. (a)	5,459	149,304
WageWorks, Inc. (a)	4,712	347,746

		3,280,445

Research & Consulting Services – 3.0%
CBIZ,Inc.(a)	6,481	102,076
Equifax, Inc.	15,465	2,092,569
Exponent, Inc.	3,323	203,201
FTI Consulting, Inc. (a)	5,496	190,107
Huron Consulting Group, Inc. (a)	2,827	125,801
ICF International, Inc. (a)	2,331	102,914
IHS Markit Ltd. (a)	46,315	2,010,071
Mistras Group, Inc. (a)	2,316	52,110
Navigant Consulting, Inc. (a)	6,084	145,833
Nielsen Holdings PLC	46,083	1,895,394
Resources Connection, Inc.	3,555	49,415
RPX Corp. (a)	6,470	83,075
The Advisory Board Co. (a)	5,182	264,800
The Dun & Bradstreet Corp.	4,761	521,853
TransUnion (a)	14,084	563,783
Verisk Analytics, Inc. (a)	20,524	1,699,592

		10,102,594

TOTAL PROFESSIONAL SERVICES		13,383,039

ROAD & RAIL – 8.7%
Railroads – 7.3%
CSX Corp.	120,861	6,144,573
Genesee & Wyoming, Inc. Class A (a)	7,932	537,472
Kansas City Southern	13,872	1,249,451
Norfolk Southern Corp.	37,671	4,425,966
Union Pacific Corp.	106,339	11,905,715

		24,263,177

Trucking – 1.4%
AMERCO	890	333,269
ArcBest Corp.	3,120	82,524
Avis Budget Group, Inc. (a)	10,171	310,216
Celadon Group, Inc.	3,559	14,058
Covenant Transportation Group, Inc.
Class A (a)	1,562	29,256
Heartland Express, Inc.	5,867	118,044
Hertz Global Holdings, Inc. (a)	6,400	105,536

Common Stocks – continued
	Shares	Value
JB Hunt Transport Services, Inc.	11,584	$1,038,622
Knight Transportation, Inc.	8,277	283,901
Landstar System, Inc.	5,389	460,490
Marten Transport Ltd.	3,140	77,872
Old Dominion Freight Line, Inc.	7,968	705,327
Roadrunner Transportation Systems, Inc. (a)	3,921	26,349
Ryder System, Inc.	6,921	470,005
Saia, Inc. (a)	3,249	156,439
Swift Transportation Co. (a)	10,708	263,203
Universal Truckload Services, Inc.	1,226	17,103
Werner Enterprises, Inc.	5,997	163,718
YRC Worldwide, Inc. (a)	3,669	39,112

		4,695,044

TOTAL ROAD & RAIL		28,958,221

TRADING COMPANIES & DISTRIBUTORS – 3.2%
Trading Companies & Distributors – 3.2%
Air Lease Corp.	12,651	482,509
Aircastle Ltd.	7,551	178,355
Applied Industrial Technologies, Inc.	4,767	305,088
Beacon Roofing Supply, Inc. (a)	6,568	325,576
BMC Stock Holdings, Inc. (a)	7,699	179,387
DXP Enterprises, Inc. (a)	2,117	77,228
Fastenal Co.	37,273	1,665,358
GATX Corp.	4,882	292,432
GMS, Inc. (a)	2,895	104,683
H&E Equipment Services, Inc.	4,099	86,571
HD Supply Holdings, Inc. (a)	25,942	1,045,462
Herc Holdings, Inc. (a)	3,088	140,411
Kaman Corp.	3,125	150,031
MRC Global, Inc. (a)	12,297	224,174
MSC Industrial Direct Co., Inc. Class A	5,779	517,394
Nexeo Solutions, Inc. (a)	3,443	31,366
NOW, Inc. (a)	13,771	234,245
Rush Enterprises, Inc. Class A (a)	3,864	145,866
SiteOne Landscape Supply, Inc. (a)	4,336	207,304
Titan Machinery, Inc. (a)	2,315	36,693
Triton International Ltd.	5,372	164,437
United Rentals, Inc. (a)	10,854	1,190,250
Univar, Inc. (a)	13,516	403,453
Veritiv Corp. (a)	1,510	77,991
Watsco, Inc.	3,927	545,067
WESCO International, Inc. (a)	6,243	380,511
WW Grainger, Inc.	7,303	1,407,288

TOTAL TRADING COMPANIES & DISTRIBUTORS		10,599,130

TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Corp.	10,038	816,792

TOTAL COMMON STOCKS (Cost $305,692,660)		333,172,802

5	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $165,843)	165,843	$165,843

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $305,858,503)		333,338,645

NET OTHER ASSETS (LIABILITIES) – 0.0%		81,819

NET ASSETS – 100.0%		$333,420,464

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$333,172,802	$333,172,802	$—	$—
Money Market Funds	165,843	165,843	—	—

Total Investments in Securities:	$333,338,645	$333,338,645	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $306,406,430. Net unrealized appreciation aggregated $26,932,215, of which $33,415,433 related to appreciated investment securities and $6,483,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

April 30, 2017

T07-QTLY-0617

1.9584814.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.3%
Communications Equipment – 5.3%
ADTRAN, Inc.	7,550	$151,000
Arista Networks, Inc. (a)	7,200	1,005,408
ARRIS International PLC (a)	28,511	741,001
Brocade Communications Systems, Inc.	63,462	797,717
CalAmp Corp. (a)	5,619	100,805
Calix, Inc. (a)	6,537	43,798
Ciena Corp. (a)	22,034	504,799
Cisco Systems, Inc.	791,430	26,964,020
CommScope Holding Co., Inc. (a)	30,378	1,277,091
Comtech Telecommunications Corp.	3,581	50,170
EchoStar Corp. Class A (a)	7,380	424,793
Extreme Networks, Inc. (a)	17,260	134,887
F5 Networks, Inc. (a)	10,284	1,327,973
Finisar Corp. (a)	17,493	399,540
Harmonic, Inc. (a)	11,921	69,142
Harris Corp.	19,607	2,193,827
Infinera Corp. (a)	22,526	223,458
InterDigital, Inc.	5,444	489,416
Juniper Networks, Inc.	54,140	1,627,990
Lumentum Holdings, Inc. (a)	7,657	327,337
Mitel Networks Corp. (a)	15,188	107,227
Motorola Solutions, Inc.	23,537	2,023,476
NETGEAR, Inc. (a)	5,315	250,602
Netscout Systems, Inc. (a)	12,934	486,965
Oclaro, Inc. (a)	26,072	208,837
Palo Alto Networks, Inc. (a)	14,484	1,570,210
Plantronics, Inc.	5,244	286,322
ShoreTel, Inc. (a)	10,334	67,688
Sonus Networks, Inc. (a)	7,626	58,568
Ubiquiti Networks, Inc. (a)	4,516	232,664
ViaSat, Inc. (a)	8,397	537,660
Viavi Solutions, Inc. (a)	36,578	365,780

TOTAL COMMUNICATIONS EQUIPMENT		45,050,171

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Electronic Components – 1.4%
Amphenol Corp. Class A	48,657	3,518,388
AVX Corp.	8,148	137,783
Belden, Inc.	6,679	465,526
Corning, Inc.	150,004	4,327,615
Dolby Laboratories, Inc. Class A	8,960	472,461
II-VI, Inc. (a)	8,813	292,151
InvenSense, Inc. (a)	13,627	175,243
Knowles Corp. (a)	14,031	248,769
Littelfuse, Inc.	3,543	546,153
Rogers Corp. (a)	2,853	293,688
Universal Display Corp.	6,722	600,611
Vishay Intertechnology, Inc.	21,302	348,288

		11,426,676

Electronic Equipment & Instruments – 0.8%
Badger Meter, Inc.	4,701	186,865

	Shares	Value
Cognex Corp.	12,838	$1,095,595
Coherent, Inc. (a)	3,869	834,156
Daktronics, Inc.	5,686	53,789
FARO Technologies, Inc. (a)	2,734	100,201
Fitbit, Inc. Class A (a)	22,724	129,981
FLIR Systems, Inc.	21,581	792,670
Itron, Inc. (a)	5,779	374,768
Keysight Technologies, Inc. (a)	28,562	1,069,076
Mesa Laboratories, Inc.	472	65,995
MTS Systems Corp.	2,668	123,929
National Instruments Corp.	18,369	641,262
Novanta, Inc. (a)	5,143	144,261
OSI Systems, Inc. (a)	2,847	220,358
VeriFone Systems, Inc. (a)	17,791	329,845
Zebra Technologies Corp. Class A (a)	8,371	789,134

		6,951,885

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	7,853	248,940
CTS Corp.	4,786	105,771
Fabrinet (a)	4,878	169,120
Flex Ltd. (a)	84,989	1,313,930
IPG Photonics Corp. (a)	5,864	740,740
Jabil Circuit, Inc.	26,292	762,994
Kimball Electronics, Inc. (a)	4,327	74,641
Methode Electronics, Inc.	5,558	247,609
Park Electrochemical Corp.	3,202	55,459
Plexus Corp. (a)	5,246	272,740
Sanmina Corp. (a)	11,598	432,025
TE Connectivity Ltd	56,033	4,335,273
Trimble, Inc. (a)	39,535	1,400,725
TTM Technologies, Inc. (a)	12,500	209,125

		10,369,092

Technology Distributors – 0.6%
Anixter International, Inc. (a)	4,732	385,895
Arrow Electronics, Inc. (a)	14,098	993,909
Avnet, Inc.	20,152	779,681
CDW Corp.	22,739	1,343,648
ePlus, Inc. (a)	2,212	157,605
Insight Enterprises, Inc. (a)	5,622	236,686
PC Connection, Inc.	1,896	54,491
ScanSource, Inc. (a)	3,963	156,538
SYNNEX Corp.	4,706	510,272
Tech Data Corp. (a)	5,539	529,805

		5,148,530

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		33,896,183

INTERNET SOFTWARE & SERVICES – 20.4%
Internet Software & Services – 20.4%
2U, Inc. (a)	5,538	251,425
Actua Corp. (a)	4,817	67,438
Akamai Technologies, Inc. (a)	27,410	1,670,365
Alarm.com Holdings, Inc. (a)	1,956	63,785

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – continued
Internet Software & Services – continued
Alphabet, Inc. Class A (a)	46,678	$43,154,745
Alphabet, Inc. Class C (a)	48,966	44,361,237
Angie’s List, Inc. (a)	5,909	34,745
Bankrate, Inc. (a)	8,337	88,372
Bazaarvoice, Inc. (a)	10,745	50,502
Benefitfocus, Inc. (a)	2,290	72,135
Blucora, Inc. (a)	6,481	119,574
Box, Inc. Class A (a)	8,028	138,403
Brightcove, Inc. (a)	4,468	38,872
Carbonite, Inc. (a)	2,948	63,677
ChannelAdvisor Corp. (a)	3,551	41,902
Cimpress N.V. (a)	3,727	305,912
CommerceHub, Inc. Series A (a)	2,036	32,576
CommerceHub, Inc. Series C (a)	4,536	72,213
Cornerstone OnDemand, Inc. (a)	8,380	329,166
CoStar Group, Inc. (a)	5,142	1,238,656
DHI Group, Inc. (a)	7,130	27,451
eBay, Inc. (a)	167,392	5,592,567
Endurance International Group Holdings, Inc. (a)	10,788	81,989
Envestnet, Inc. (a)	6,109	212,593
Facebook, Inc. Class A (a)	369,057	55,450,814
Five9, Inc. (a)	6,284	114,652
GoDaddy, Inc. Class A (a)	8,266	321,713
Gogo, Inc. (a)	9,263	116,806
GrubHub, Inc. (a)	10,768	462,809
GTT Communications, Inc. (a)	4,332	119,130
Hortonworks, Inc. (a)	6,078	63,272
IAC/InterActiveCorp. (a)	11,597	962,667
Instructure, Inc. (a)	1,992	47,609
j2 Global, Inc.	7,237	653,067
LivePerson, Inc. (a)	8,385	59,114
LogMeIn, Inc.	8,252	932,476
Match Group, Inc. (a)	7,195	134,043
MercadoLibre, Inc.	6,261	1,433,206
MINDBODY, Inc. Class A (a)	2,105	59,677
New Relic, Inc. (a)	4,089	163,478
NIC, Inc.	9,968	212,817
Pandora Media, Inc. (a)	35,105	380,889
Q2 Holdings, Inc. (a)	4,102	156,491
Quotient Technology, Inc. (a)	11,548	125,873
RetailMeNot, Inc. (a)	4,839	56,132
Shutterstock, Inc. (a)	3,118	134,791
SPS Commerce, Inc. (a)	2,732	150,970
Stamps.com, Inc. (a)	2,530	268,560
TrueCar, Inc. (a)	7,643	133,905
Twilio, Inc. Class A (a)	3,623	119,740
Twitter, Inc. (a)	90,488	1,491,242
VeriSign, Inc. (a)	14,813	1,317,172
Web.com Group, Inc. (a)	6,700	129,310
WebMD Health Corp. (a)	5,856	317,571
Xactly Corp. (a)	3,175	36,830

	Shares	Value
XO Group, Inc. (a)	3,917	$68,743
Yahoo!, Inc. (a)	143,012	6,894,609
Yelp, Inc. (a)	12,325	436,428
Zillow Group, Inc. Class C (a)	18,124	706,836

TOTAL INTERNET SOFTWARE & SERVICES		172,343,742

IT SERVICES – 17.1%
Data Processing & Outsourced Services – 11.0%
Alliance Data Systems Corp.	8,207	2,048,713
Automatic Data Processing, Inc.	71,166	7,436,135
Black Knight Financial Services, Inc. Class A (a)	3,905	161,667
Blackhawk Network Holdings, Inc. (a)	8,820	356,769
Broadridge Financial Solutions, Inc.	18,787	1,313,963
Cardtronics PLC Class A (a)	7,073	294,095
Cass Information Systems, Inc.	1,745	115,990
Conduent, Inc. (a)	27,011	440,549
Convergys Corp.	15,149	341,004
CoreLogic, Inc. (a)	13,747	587,547
CSG Systems International, Inc.	5,165	193,739
DST Systems, Inc.	4,931	607,055
Euronet Worldwide, Inc. (a)	7,846	648,237
EVERTEC, Inc.	9,701	153,761
ExlService Holdings, Inc. (a)	5,277	251,766
Fidelity National Information Services, Inc.	49,176	4,140,127
First Data Corp. Class A (a)	50,513	789,013
Fiserv, Inc. (a)	34,231	4,078,281
FleetCor Technologies, Inc. (a)	14,645	2,066,995
Global Payments, Inc.	24,239	1,981,781
Jack Henry & Associates, Inc.	12,373	1,199,191
Mastercard, Inc. Class A	151,754	17,652,025
MAXIMUS, Inc.	10,168	620,146
MoneyGram International, Inc. (a)	4,929	87,785
Net 1 UEPS Technologies, Inc. (a)	8,642	93,593
Paychex, Inc.	51,345	3,043,732
PayPal Holdings, Inc. (a)	171,291	8,174,007
Sabre Corp.	33,214	777,540
Square, Inc. Class A (a)	25,198	459,612
Sykes Enterprises, Inc. (a)	6,123	182,527
Syntel, Inc.	5,173	91,097
TeleTech Holdings, Inc.	2,514	78,563
The Western Union Co.	76,512	1,519,528
Total System Services, Inc.	26,148	1,498,542
Travelport Worldwide Ltd.	19,944	262,662
Vantiv, Inc. Class A (a)	25,438	1,578,174
Visa, Inc. Class A	294,445	26,859,273
WEX, Inc. (a)	6,750	684,855

		92,870,039

IT Consulting & Other Services – 6.1%
Accenture PLC Class A	97,800	11,863,140
Acxiom Corp. (a)	12,122	350,326
Booz Allen Hamilton Holding Corp.	23,533	845,541

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – continued
CACI International, Inc. Class A (a)	3,870	$456,660
Cognizant Technology Solutions Corp. Class A (a)	95,623	5,759,373
CSRA, Inc.	25,719	747,908
DXC Technology Co. (a)	44,737	3,370,485
EPAM Systems, Inc. (a)	7,236	557,172
Forrester Research, Inc.	1,523	61,758
Gartner, Inc. (a)	14,214	1,621,675
International Business Machines Corp.	142,417	22,828,021
Leidos Holdings, Inc.	21,344	1,123,975
ManTech International Corp. Class A	3,926	139,373
Perficient, Inc. (a)	5,574	97,099
Science Applications International Corp.	6,607	482,245
ServiceSource International, Inc. (a)	9,185	34,536
Teradata Corp. (a)	20,431	596,176
The Hackett Group, Inc.	3,690	73,173
Unisys Corp. (a)	7,262	82,061
Virtusa Corp. (a)	4,670	144,677

		51,235,374

TOTAL IT SERVICES		144,105,413

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 14.9%
Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc. (a)	6,288	464,054
Amkor Technology, Inc. (a)	17,241	203,099
Applied Materials, Inc.	170,529	6,925,183
Brooks Automation, Inc.	10,941	276,370
Cabot Microelectronics Corp.	3,882	304,155
Cohu, Inc.	3,925	73,515
Entegris, Inc. (a)	22,443	556,586
FormFactor, Inc. (a)	10,578	117,416
KLA-Tencor Corp.	24,652	2,421,319
Kulicke & Soffa Industries, Inc. (a)	11,265	251,435
Lam Research Corp.	25,686	3,720,617
MKS Instruments, Inc.	8,495	664,734
Nanometrics, Inc. (a)	3,888	122,686
PDF Solutions, Inc. (a)	4,416	83,992
Photronics, Inc. (a)	10,961	126,051
Rudolph Technologies, Inc. (a)	4,833	118,409
SolarEdge Technologies, Inc. (a)	3,892	62,856
Teradyne, Inc.	31,807	1,121,833
Ultratech, Inc. (a)	3,936	120,127
Veeco Instruments, Inc. (a)	6,375	210,375
Versum Materials, Inc.	16,148	517,059
Xcerra Corp. (a)	8,411	82,428
Xperi Corp.	7,689	258,350

		18,802,649

Semiconductors – 12.7%
Advanced Micro Devices, Inc. (a)	124,447	1,655,145
Alpha & Omega Semiconductor Ltd. (a)	2,927	48,442
Ambarella, Inc. (a)	5,179	291,163

	Shares	Value
Analog Devices, Inc.	57,412	$4,374,794
Broadcom Ltd.	63,430	14,005,978
Cavium, Inc. (a)	10,565	727,400
Ceva, Inc. (a)	3,341	120,276
Cirrus Logic, Inc. (a)	10,014	644,401
Cree, Inc. (a)	15,691	343,319
Cypress Semiconductor Corp.	50,800	711,708
Diodes, Inc. (a)	6,564	153,532
Exar Corp. (a)	7,027	91,421
First Solar, Inc. (a)	12,299	363,435
Impinj, Inc. (a)	1,677	62,854
Inphi Corp. (a)	5,898	244,295
Integrated Device Technology, Inc. (a)	21,194	508,444
Intel Corp.	747,160	27,009,834
IXYS Corp.	3,923	54,726
Lattice Semiconductor Corp. (a)	19,373	132,899
MACOM Technology Solutions Holdings, Inc. (a)	6,559	320,604
Marvell Technology Group Ltd.	68,725	1,032,249
Maxim Integrated Products, Inc.	44,695	1,973,284
MaxLinear, Inc. Class A (a)	9,084	252,808
Mellanox Technologies Ltd. (a)	6,923	326,766
Microchip Technology, Inc.	34,086	2,576,220
Micron Technology, Inc. (a)	164,200	4,543,414
Microsemi Corp. (a)	18,084	848,863
Monolithic Power Systems, Inc.	6,147	562,451
NeoPhotonics Corp. (a)	4,435	34,416
NVE Corp.	765	62,279
NVIDIA Corp.	84,993	8,864,770
ON Semiconductor Corp. (a)	65,775	932,690
Power Integrations, Inc.	4,633	305,546
Qorvo, Inc. (a)	20,154	1,371,077
QUALCOMM, Inc.	232,852	12,513,466
Rambus, Inc. (a)	17,539	219,588
Semtech Corp. (a)	10,353	353,555
Silicon Laboratories, Inc. (a)	6,294	447,818
Skyworks Solutions, Inc.	29,325	2,924,875
SunPower Corp. (a)	10,108	70,150
Synaptics, Inc. (a)	5,490	300,687
Texas Instruments, Inc.	157,581	12,477,264
Xilinx, Inc.	39,797	2,511,589

		107,370,495

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		126,173,144

SOFTWARE – 21.4%
Application Software – 6.1%
8x8, Inc. (a)	14,626	212,808
ACI Worldwide, Inc. (a)	18,733	402,572
Adobe Systems, Inc. (a)	78,391	10,484,012
ANSYS, Inc. (a)	13,619	1,500,269
Aspen Technology, Inc. (a)	12,152	747,226
Autodesk, Inc. (a)	31,509	2,838,016

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Blackbaud, Inc.	7,511	$603,960
Bottomline Technologies de, Inc. (a)	6,552	152,662
BroadSoft, Inc. (a)	4,692	180,173
Cadence Design Systems, Inc. (a)	45,130	1,469,884
Callidus Software, Inc. (a)	10,086	212,310
CDK Global, Inc.	20,043	1,302,995
Citrix Systems, Inc. (a)	24,599	1,991,043
Ebix, Inc.	4,105	253,279
Ellie Mae, Inc. (a)	5,305	539,837
Fair Isaac Corp.	4,891	662,633
Glu Mobile, Inc. (a)	17,241	39,827
Guidewire Software, Inc. (a)	11,623	714,698
HubSpot, Inc. (a)	3,641	244,129
Intuit, Inc.	38,448	4,814,074
Jive Software, Inc. (a)	5,926	29,926
Manhattan Associates, Inc. (a)	11,206	523,208
MicroStrategy, Inc. Class A (a)	1,503	285,826
MobileIron, Inc. (a)	6,486	29,511
Monotype Imaging Holdings, Inc.	6,720	136,752
Nuance Communications, Inc. (a)	43,135	771,685
Paycom Software, Inc. (a)	6,676	402,229
Paylocity Holding Corp. (a)	3,651	143,995
Pegasystems, Inc.	6,070	276,489
PROS Holdings, Inc. (a)	3,991	98,378
PTC, Inc. (a)	18,230	985,332
QAD, Inc. Class A	1,690	51,038
RealPage, Inc. (a)	8,836	327,374
RingCentral, Inc. Class A (a)	8,287	264,770
Salesforce.com, Inc. (a)	101,737	8,761,590
Silver Spring Networks, Inc. (a)	5,126	58,488
Splunk, Inc. (a)	21,295	1,369,481
SS&C Technologies Holdings, Inc.	28,797	1,058,002
Synchronoss Technologies, Inc. (a)	6,380	102,080
Synopsys, Inc. (a)	23,912	1,762,314
The Ultimate Software Group, Inc. (a)	4,344	880,399
Tyler Technologies, Inc. (a)	5,507	900,890
Verint Systems, Inc. (a)	9,962	391,507
Workday, Inc. Class A (a)	19,283	1,685,334
Workiva, Inc. (a)	3,643	61,202
Zendesk, Inc. (a)	12,195	350,606

		51,074,813

Home Entertainment Software – 1.3%
Activision Blizzard, Inc.	93,738	4,897,811
Electronic Arts, Inc. (a)	47,581	4,511,630
Take-Two Interactive Software, Inc. (a)	13,654	858,154
Zynga, Inc. Class A (a)	122,342	353,568

		10,621,163

Systems Software – 14.0%
A10 Networks, Inc. (a)	7,300	59,130
Barracuda Networks, Inc. (a)	3,620	73,595

	Shares	Value
CA, Inc.	49,338	$1,619,766
CommVault Systems, Inc. (a)	6,884	347,298
Dell Technologies, Inc. Class V (a)	35,177	2,360,728
FireEye, Inc. (a)	24,069	301,103
Fortinet, Inc. (a)	23,231	906,009
Gigamon, Inc. (a)	4,678	148,293
Imperva, Inc. (a)	4,694	208,648
Microsoft Corp.	1,164,584	79,727,421
Oracle Corp	485,482	21,827,271
Progress Software Corp.	6,829	202,958
Proofpoint, Inc. (a)	6,376	480,559
Qualys, Inc. (a)	4,502	172,877
Rapid7, Inc. (a)	2,310	39,154
Red Hat, Inc. (a)	28,361	2,498,037
ServiceNow, Inc. (a)	26,189	2,474,337
Symantec Corp.	98,341	3,110,526
Tableau Software, Inc. Class A (a)	9,115	489,293
The Rubicon Project, Inc. (a)	5,205	29,721
TiVo Corp.	18,817	371,636
Varonis Systems, Inc. (a)	1,884	59,158
VASCO Data Security International, Inc. (a)	4,695	63,382
VMware, Inc. Class A (a)	10,534	991,460

		118,562,360

TOTAL SOFTWARE		180,258,336

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.8%
Technology Hardware, Storage & Peripherals – 16.8%
3D Systems Corp. (a)	16,806	266,039
Apple, Inc.	840,709	120,767,848
CPI Card Group, Inc.	2,880	10,368
Cray, Inc. (a)	6,313	113,003
Diebold Nixdorf, Inc.	11,213	316,207
Eastman Kodak Co. (a)	3,274	36,014
Electronics For Imaging, Inc. (a)	7,327	335,430
Hewlett Packard Enterprise Co	262,665	4,893,449
HP, Inc.	269,738	5,076,469
Immersion Corp. (a)	4,415	38,719
NCR Corp. (a)	19,579	807,634
NetApp, Inc.	43,965	1,752,005
Pure Storage, Inc. Class A (a)	6,696	71,045
Seagate Technology PLC	46,525	1,960,098
Super Micro Computer, Inc. (a)	6,155	150,182
Western Digital Corp.	45,029	4,010,733
Xerox Corp.	136,213	979,371

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		141,584,614

TOTAL COMMON STOCKS (Cost $726,323,796)		843,411,603

5	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $430,230)	430,230	$430,230

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $726,754,026)		843,841,833

NET OTHER ASSETS (LIABILITIES) – 0.0%		207,308

NET ASSETS – 100.0%		$844,049,141

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$843,411,603	$843,411,603	$—	$—
Money Market Funds	430,230	430,230	—	—

Total Investments in Securities:	$843,841,833	$843,841,833	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $727,623,987. Net unrealized appreciation aggregated $116,217,846, of which $127,746,958 related to appreciated investment securities and $11,529,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

April 30, 2017

T08-QTLY-0617

1.9584816.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.2%
	Shares	Value
CHEMICALS – 66.8%
Commodity Chemicals – 5.5%
AdvanSix, Inc. (a)	7,580	$206,631
Cabot Corp.	16,333	983,083
Calgon Carbon Corp.	13,243	192,686
Hawkins, Inc.	2,487	127,086
Koppers Holdings, Inc. (a)	5,392	228,890
Kronos Worldwide, Inc.	6,059	106,154
LyondellBasell Industries N.V. Class A	90,764	7,693,156
Olin Corp.	43,305	1,391,390
Tredegar Corp.	5,596	95,971
Trinseo S.A.	11,700	776,880
Tronox Ltd. Class A	17,071	281,842

		12,083,769

Diversified Chemicals – 19.7%
Eastman Chemical Co.	38,452	3,066,547
EI du Pont de Nemours & Co.	227,788	18,166,093
Huntsman Corp.	53,042	1,313,850
The Chemours Co.	47,645	1,919,617
The Dow Chemical Co.	293,828	18,452,399

		42,918,506

Fertilizers & Agricultural Chemicals – 9.8%
AgroFresh Solutions, Inc. (a)	5,892	33,054
American Vanguard Corp.	6,885	115,324
CF Industries Holdings, Inc.	61,081	1,633,306
FMC Corp.	35,069	2,568,103
Monsanto Co.	114,812	13,388,227
The Mosaic Co.	87,182	2,347,811
The Scotts Miracle-Gro Co. Class A	11,808	1,140,653

		21,226,478

Industrial Gases – 7.8%
Air Products & Chemicals, Inc.	53,904	7,573,512
Praxair, Inc.	74,778	9,345,754

		16,919,266

Specialty Chemicals – 24.0%
A Schulman, Inc. Class A	7,725	244,496
Albemarle Corp.	29,471	3,209,687
Ashland Global Holdings, Inc.	16,292	2,012,062
Axalta Coating Systems Ltd. (a)	56,706	1,778,867
Balchem Corp.	8,312	674,602
Celanese Corp. Class A	37,521	3,265,828
Chase Corp.	1,835	188,088
Ecolab, Inc.	68,754	8,875,454
Ferro Corp. (a)	19,664	352,379
Flotek Industries, Inc. (a)	14,183	170,338
FutureFuel Corp.	6,355	98,248
GCP Applied Technologies, Inc. (a)	18,615	612,433
HB Fuller Co.	13,191	696,881
Ingevity Corp. (a)	11,035	697,743
Innophos Holdings, Inc.	5,096	244,302
Innospec, Inc.	6,284	414,744
International Flavors & Fragrances, Inc.	20,811	2,884,196

	Shares	Value
Kraton Corp. (a)	8,132	$265,998
Minerals Technologies, Inc.	9,154	720,420
NewMarket Corp.	2,484	1,169,219
OMNOVA Solutions, Inc. (a)	11,231	106,695
Platform Specialty Products Corp. (a)	51,076	723,747
PolyOne Corp.	21,953	860,777
PPG Industries, Inc.	69,173	7,597,962
Quaker Chemical Corp.	3,474	502,340
Rayonier Advanced Materials, Inc.	11,307	149,818
RPM International, Inc.	34,948	1,836,867
Sensient Technologies Corp.	11,671	954,688
Stepan Co.	5,283	447,998
The Sherwin-Williams Co.	20,693	6,925,533
The Valspar Corp.	19,753	2,221,027
WR Grace & Co.	18,366	1,280,478

		52,183,915

TOTAL CHEMICALS		145,331,934

CONSTRUCTION MATERIALS – 4.8%
Construction Materials – 4.8%
Eagle Materials, Inc.	12,636	1,212,677
Headwaters, Inc. (a)	19,431	461,680
Martin Marietta Materials, Inc.	15,798	3,478,562
Summit Materials, Inc. Class A (a)	27,783	712,912
United States Lime & Minerals, Inc.	575	45,494
US Concrete, Inc. (a)	3,890	241,180
Vulcan Materials Co.	34,668	4,190,668

TOTAL CONSTRUCTION MATERIALS		10,343,173

CONTAINERS & PACKAGING – 13.7%
Metal & Glass Containers – 4.8%
Aptargroup, Inc.	16,427	1,319,088
Ball Corp.	43,513	3,345,714
Berry Plastics Group, Inc. (a)	33,711	1,685,550
Crown Holdings, Inc. (a)	36,630	2,054,577
Greif, Inc. Class A	6,766	396,623
Myers Industries, Inc.	6,333	103,228
Owens-Illinois, Inc. (a)	40,374	880,961
Silgan Holdings, Inc.	10,094	611,898

		10,397,639

Paper Packaging – 8.9%
Avery Dennison Corp.	23,317	1,940,208
Bemis Co., Inc.	24,554	1,103,211
Graphic Packaging Holding Co.	83,212	1,130,019
International Paper Co.	102,360	5,524,369
Multi Packaging Solutions International Ltd. (a)	8,152	146,328
Packaging Corp. of America	24,689	2,438,780
Sealed Air Corp.	50,651	2,229,657
Sonoco Products Co.	26,163	1,368,587

Quarterly Report	2

Common Stocks – continued
	Shares	Value
Paper Packaging – continued
WestRock Co.	65,795	$3,523,980

		19,405,139

TOTAL CONTAINERS & PACKAGING		29,802,778

METALS & MINING – 13.0%
Aluminum – 0.9%
Alcoa Corp.	38,240	1,289,835
Century Aluminum Co. (a)	13,661	186,336
Kaiser Aluminum Corp.	4,692	396,052

		1,872,223

Copper – 2.0%
Freeport-McMoRan, Inc. (a)	338,954	4,321,663

Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	8,853	584,298
Materion Corp.	5,202	197,936

		782,234

Gold – 2.8%
McEwen Mining, Inc.	58,762	178,636
Newmont Mining Corp.	139,068	4,701,889
Royal Gold, Inc.	17,114	1,209,618

		6,090,143

Precious Metals & Minerals – 0.2%
Stillwater Mining Co. (a)	31,307	562,900

Silver – 0.5%
Coeur Mining, Inc. (a)	49,284	446,513
Hecla Mining Co.	103,575	564,484

		1,010,997

Steel – 6.3%
AK Steel Holding Corp. (a)	82,019	520,000
Allegheny Technologies, Inc.	28,541	523,727
Carpenter Technology Corp.	12,220	496,132
Cliffs Natural Resources, Inc. (a)	71,708	481,878
Commercial Metals Co.	30,275	564,326
Haynes International, Inc.	3,276	138,542
Nucor Corp.	83,451	5,118,050
Reliance Steel & Aluminum Co.	19,014	1,498,683
Schnitzer Steel Industries, Inc. Class A	6,982	131,960
Steel Dynamics, Inc.	63,885	2,308,804
SunCoke Energy, Inc. (a)	16,045	147,133
TimkenSteel Corp. (a)	9,908	149,413
United States Steel Corp.	45,188	1,008,596
Worthington Industries, Inc.	12,479	542,837

		13,630,081

TOTAL METALS & MINING		28,270,241

PAPER & FOREST PRODUCTS – 1.9%
Forest Products – 0.7%
Boise Cascade Co. (a)	10,052	306,586
Deltic Timber Corp.	2,853	220,736

	Shares	Value
Louisiana-Pacific Corp. (a)	37,266	$959,227

		1,486,549

Paper Products – 1.2%
Clearwater Paper Corp. (a)	4,398	213,743
Domtar Corp.	16,399	650,220
KapStone Paper and Packaging Corp.	24,053	507,278
Mercer International, Inc.	11,922	145,449
Neenah Paper, Inc.	4,389	343,878
PH Glatfelter Co.	11,382	244,827
Resolute Forest Products, Inc. (a)	16,229	101,431
Schweitzer-Mauduit International, Inc.	8,001	344,443

		2,551,269

TOTAL PAPER & FOREST PRODUCTS		4,037,818

TOTAL COMMON STOCKS (Cost $206,224,864)		217,785,944

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $82,521)	82,521	82,521

TOTAL INVESTMENT PORTFOLIO – 100.2% (Cost $206,307,385)		217,868,465

NET OTHER ASSETS (LIABILITIES) – (0.2%)		(463,040)

NET ASSETS – 100.0%		$217,405,425

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$217,785,944	$217,785,944	$—	$—
Money Market Funds	82,521	82,521	—	—

Total Investments in Securities:	$217,868,465	$217,868,465	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $206,687,161. Net unrealized appreciation aggregated $11,181,304, of which $16,756,103 related to appreciated investment securities and $5,574,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

April 30, 2017

T16-QTLY-0617

1.9862676.102

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.5%
Diversified REIT’s – 6.3%
American Assets Trust, Inc.	9,309	$398,705
Armada Hoffler Properties, Inc.	10,311	147,035
Colony NorthStar, Inc. Class A	140,933	1,841,994
Empire State Realty Trust, Inc. Class A	36,649	762,299
First Potomac Realty Trust	16,298	179,278
Forest City Realty Trust, Inc. Class A	64,773	1,463,870
Gladstone Commercial Corp.	6,628	147,804
Global Net Lease, Inc.	15,445	364,965
Gramercy Property Trust	39,959	1,110,461
Investors Real Estate Trust	33,554	198,304
iStar, Inc. (a)	19,626	240,026
Lexington Realty Trust	57,613	585,924
Liberty Property Trust	39,396	1,598,296
One Liberty Properties, Inc.	3,803	92,337
PS Business Parks, Inc.	5,477	665,675
RAIT Financial Trust	14,292	43,876
Select Income REIT	18,129	454,313
Spirit Realty Capital, Inc.	129,739	1,222,141
STORE Capital Corp.	45,655	1,095,263
VEREIT, Inc.	260,865	2,183,440
Washington Real Estate Investment Trust	20,107	636,789
WP Carey, Inc.	27,058	1,693,831

		17,126,626

Health Care REIT’s – 10.2%
Care Capital Properties, Inc.	22,551	605,945
CareTrust REIT, Inc.	17,642	300,267
HCP, Inc.	124,724	3,910,097
Healthcare Realty Trust, Inc.	31,124	1,020,867
Healthcare Trust of America, Inc. Class A	38,038	1,213,032
LTC Properties, Inc.	10,325	493,948
Medical Properties Trust, Inc.	95,440	1,247,401
National Health Investors, Inc.	10,719	784,309
New Senior Investment Group, Inc.	21,481	223,832
Omega Healthcare Investors, Inc.	52,281	1,725,273
Physicians Realty Trust	40,597	797,325
Quality Care Properties, Inc. (a)	25,346	439,753
Sabra Health Care REIT, Inc.	17,643	479,713
Senior Housing Properties Trust	56,249	1,210,479
Universal Health Realty Income Trust	1,731	120,737
Ventas, Inc.	94,456	6,046,129
Welltower, Inc.	96,702	6,908,391

		27,527,498

Hotel & Resort REIT’s – 5.1%
Apple Hospitality REIT, Inc.	57,050	1,068,547
Ashford Hospitality Prime, Inc.	6,388	67,649
Ashford Hospitality Trust, Inc.	26,520	165,750
Chatham Lodging Trust	10,192	197,317
Chesapeake Lodging Trust	16,134	376,084
DiamondRock Hospitality Co.	54,069	595,300

	Shares	Value
FelCor Lodging Trust, Inc.	35,943	$278,558
Hersha Hospitality Trust	11,499	212,042
Hospitality Properties Trust	35,511	1,130,315
Host Hotels & Resorts, Inc.	197,353	3,542,486
LaSalle Hotel Properties	30,388	867,881
MGM Growth Properties LLC	15,589	446,157
Park Hotels & Resorts, Inc.	34,654	889,568
Pebblebrook Hotel Trust	19,509	580,588
RLJ Lodging Trust	33,502	719,958
Ryman Hospitality Properties, Inc.	12,344	787,300
Summit Hotel Properties, Inc.	19,788	327,096
Sunstone Hotel Investors, Inc.	58,319	868,370
Xenia Hotels & Resorts, Inc.	28,659	500,386

		13,621,352

Industrial REIT’s – 5.5%
DCT Industrial Trust, Inc.	24,379	1,232,602
Duke Realty Corp.	94,612	2,623,591
EastGroup Properties, Inc.	8,871	694,156
First Industrial Realty Trust, Inc.	31,435	884,581
Monmouth Real Estate Investment Corp. Class A	17,308	259,620
Prologis, Inc.	141,003	7,671,973
Rexford Industrial Realty, Inc.	17,930	447,174
STAG Industrial, Inc.	20,387	537,401
Terreno Realty Corp.	12,649	390,601

		14,741,699

Office REIT’s – 10.8%
Alexandria Real Estate Equities, Inc.	21,255	2,391,400
Boston Properties, Inc.	41,018	5,192,879
Brandywine Realty Trust	47,224	801,391
Columbia Property Trust, Inc.	31,644	711,990
Corporate Office Properties Trust	25,542	836,245
Cousins Properties, Inc.	112,504	955,159
Douglas Emmett, Inc.	38,595	1,453,874
Easterly Government Properties, Inc.	9,834	197,860
Equity Commonwealth (a)	32,073	1,026,015
Franklin Street Properties Corp.	27,831	337,590
Government Properties Income Trust	6,241	133,058
Highwoods Properties, Inc.	26,868	1,367,044
Hudson Pacific Properties, Inc.	41,475	1,425,081
Kilroy Realty Corp.	24,718	1,743,360
Mack-Cali Realty Corp.	23,002	622,204
New York REIT, Inc.	45,059	429,863
NorthStar Realty Europe Corp.	15,509	180,370
Paramount Group, Inc.	47,576	780,246
Parkway, Inc.	12,117	244,158
Piedmont Office Realty Trust, Inc. Class A	39,135	855,100
SL Green Realty Corp.	27,027	2,835,943
Tier REIT, Inc.	13,104	226,830
Vornado Realty Trust	45,371	4,366,505

		29,114,165

Quarterly Report	2

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – 13.4%
Altisource Residential Corp.	14,371	$206,655
American Campus Communities, Inc.	35,399	1,677,559
American Homes 4 Rent Class A	61,925	1,427,371
Apartment Investment & Management Co. Class A	42,021	1,837,999
AvalonBay Communities, Inc.	36,631	6,954,029
Camden Property Trust	23,436	1,929,486
Colony Starwood Homes	27,007	933,632
Education Realty Trust, Inc.	19,690	763,381
Equity Lifestyle Properties, Inc.	21,720	1,757,365
Equity Residential	97,537	6,298,939
Essex Property Trust, Inc.	17,476	4,272,358
Independence Realty Trust, Inc.	19,269	177,275
Mid-America Apartment Communities, Inc.	30,376	3,013,603
Monogram Residential Trust, Inc.	42,516	432,813
NexPoint Residential Trust, Inc.	4,711	113,111
Silver Bay Realty Trust Corp.	9,256	198,356
Sun Communities, Inc.	18,603	1,555,397
UDR, Inc.	71,286	2,661,819

		36,211,148

Retail REIT’s – 16.2%
Acadia Realty Trust.	21,449	623,737
Agree Realty Corp.	7,134	345,856
Alexander’s, Inc.	628	273,061
Brixmor Property Group, Inc.	81,549	1,610,593
CBL & Associates Properties, Inc.	45,922	424,778
Cedar Realty Trust, Inc.	23,982	129,023
DDR Corp.	83,707	904,873
Federal Realty Investment Trust	19,148	2,506,282
Getty Realty Corp.	7,500	192,000
GGP, Inc.	153,576	3,318,777
Kimco Realty Corp.	113,779	2,308,576
Kite Realty Group Trust	22,113	450,221
National Retail Properties, Inc.	39,422	1,664,397
Pennsylvania Real Estate Investment Trust	15,477	214,356
Ramco-Gershenson Properties Trust	21,648	288,568
Realty Income Corp.	68,979	4,024,925
Regency Centers Corp.	40,901	2,584,125
Retail Opportunity Investments Corp.	29,443	606,526
Retail Properties of America, Inc. Class A	63,811	851,239
Saul Centers, Inc.	3,516	211,136
Seritage Growth Properties, Class A	6,148	255,142
Simon Property Group, Inc.	83,818	13,851,763
Tanger Factory Outlet Centers	25,828	805,575
Taubman Centers, Inc.	16,246	1,016,187
The Macerich Co.	32,712	2,042,210
Urban Edge Properties	26,853	684,751

	Shares	Value
Urstadt Biddle Properties, Inc. Class A	4,372	$85,954
Washington Prime Group, Inc.	50,330	442,904
Weingarten Realty Investors	32,703	1,071,677

		43,789,212

Specialized REIT’s – 29.0%
American Tower Corp.	113,549	14,300,361
CatchMark Timber Trust, Inc. Class A	10,888	127,499
CoreCivic, Inc.	31,374	1,080,834
CoreSite Realty Corp.	9,125	892,881
Crown Castle International Corp.	96,188	9,099,385
CubeSmart	48,321	1,224,454
CyrusOne, Inc.	20,220	1,104,821
Digital Realty Trust, Inc.	42,395	4,868,642
DuPont Fabros Technology, Inc.	20,299	1,046,413
EPR Properties	17,087	1,242,396
Equinix, Inc.	20,448	8,541,130
Extra Space Storage, Inc.	33,558	2,534,636
Four Corners Property Trust, Inc.	15,516	361,988
Gaming and Leisure Properties, Inc.	52,718	1,834,586
InfraREIT, Inc. (a)	10,877	207,751
Iron Mountain, Inc.	67,011	2,329,302
Lamar Advertising Co. Class A	22,174	1,598,080
Life Storage, Inc.	12,469	977,445
National Storage Affiliates Trust	11,322	277,389
Outfront Media, Inc.	37,153	971,923
Potlatch Corp.	10,988	495,009
Public Storage	39,324	8,233,659
QTS Realty Trust, Inc. Class A	12,863	687,399
Rayonier, Inc.	33,092	933,856
SBA Communications Corp. (a)	33,095	4,186,187
The Geo Group, Inc.	32,414	1,080,051
Uniti Group, Inc. (a)	43,815	1,203,160
Weyerhaeuser Co.	199,538	6,758,352

		78,199,589

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		260,331,289

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.3%
Diversified Real Estate Activities – 0.4%
Alexander & Baldwin, Inc.	11,930	548,899
Tejon Ranch Co. (a)	4,946	113,264
The RMR Group, Inc. Class A	1,971	103,970
The St Joe Co. (a)	14,234	249,095

		1,015,228

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	5,334	75,476
The Howard Hughes Corp. (a)	9,564	1,177,424

		1,252,900

Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	26,029	530,991

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – 2.3%
Altisource Portfolio Solutions S.A. (a)	3,791	$83,743
CBRE Group, Inc. Class A (a)	80,970	2,899,536
HFF, Inc. Class A	9,931	311,833
Jones Lang LaSalle, Inc.	12,137	1,394,056
Marcus & Millichap, Inc. (a)	4,236	109,289
RE/MAX Holdings, Inc. Class A	4,843	286,463
Realogy Holdings Corp.	38,099	1,163,925

		6,248,845

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,047,964

TOTAL COMMON STOCKS (Cost $277,242,663)		269,379,253

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $224,746)	224,746	$224,746

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $277,467,409)		269,603,999

NET OTHER ASSETS (LIABILITIES) – 0.1%		167,889

NET ASSETS – 100.0%		$269,771,888

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$269,379,253	$269,379,253	$—	$—
Money Market Funds	224,746	224,746	—	—

Total Investments in Securities:	$269,603,999	$269,603,999	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $278,396,596. Net unrealized depreciation aggregated $8,792,597, of which $8,304,631 related to appreciated investment securities and $17,097,228 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances.

Quarterly Report	4

Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

April 30, 2017

T09-QTLY-0617

1.9584818.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 83.9%
Alternative Carriers – 26.1%
Cogent Communications Holdings, Inc.	59,506	$2,677,770
Globalstar, Inc. (a)	1,488,830	2,843,665
Iridium Communications, Inc. (a)	235,703	2,498,452
Level 3 Communications, Inc. (a)	105,380	6,402,889
Lumos Networks Corp. (a)	132,437	2,371,947
ORBCOMM, Inc. (a)	254,359	2,452,021
pdvWireless, Inc. (a)	85,720	2,198,718
Straight Path Communications, Inc. (a)	71,785	9,250,215
Vonage Holdings Corp. (a)	373,057	2,503,212
Zayo Group Holdings, Inc. (a)	101,769	3,569,039

		36,767,928

Integrated Telecommunication Services – 57.8%
AT&T, Inc.	734,670	29,114,972
ATN International, Inc.	27,967	1,935,037
CenturyLink, Inc.	216,236	5,550,778
Cincinnati Bell, Inc. (a)	105,997	1,998,044
Consolidated Communications Holdings, Inc.	86,311	2,042,981
FairPoint Communications, Inc. (a)	116,706	1,989,837
Frontier Communications Corp.	879,431	1,653,330
General Communication, Inc. Class A (a)	115,600	4,328,064
IDT Corp. Class B	105,148	1,597,198
Verizon Communications, Inc.	615,159	28,241,950
Windstream Holding, Inc.	560,740	3,095,285

		81,547,476

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		118,315,404

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 16.0%
Wireless Telecommunication Services – 16.0%
Boingo Wireless, Inc. (a)	182,025	$2,601,137
NII Holdings, Inc. (a)	977,966	843,789
Shenandoah Telecommunications Co.	78,559	2,513,888
Spok Holdings, Inc	107,984	1,938,313
Sprint Corp. (a)	439,351	3,967,340
Telephone & Data Systems, Inc.	85,063	2,335,830
T-Mobile US, Inc. (a)	96,877	6,516,916
United States Cellular Corp. (a)	46,041	1,803,886

TOTAL WIRELESS TELECOMMUNICATION SERVICES		22,521,099

TOTAL COMMON STOCKS (Cost $129,853,629)		140,836,503

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $104,887)	104,887	104,887

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $129,958,516)		140,941,390

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(13,535)

NET ASSETS – 100.0%		$140,927,855

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$140,836,503	$140,836,503	$—	$—
Money Market Funds	104,887	104,887	—	—

Total Investments in Securities:	$140,941,390	$140,941,390	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $130,860,667. Net unrealized appreciation aggregated $10,080,723, of which $21,404,577 related to appreciated investment securities and $11,323,854 related to depreciated investment securities.

Quarterly Report	2

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

April 30, 2017

T11-QTLY-0617

1.9584800.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 57.6%
Electric Utilities – 57.6%
ALLETE, Inc.	17,150	$1,198,957
Alliant Energy Corp.	83,005	3,263,757
American Electric Power Co., Inc.	179,338	12,164,497
Duke Energy Corp.	251,293	20,731,672
Edison International	118,831	9,502,915
El Paso Electric Co.	14,806	763,990
Entergy Corp.	65,336	4,982,523
Eversource Energy	115,693	6,872,164
Exelon Corp.	336,737	11,661,202
FirstEnergy Corp.	155,292	4,649,442
Great Plains Energy, Inc.	78,506	2,322,993
Hawaiian Electric Industries, Inc.	39,566	1,326,252
IDACORP, Inc.	18,368	1,552,463
MGE Energy, Inc.	12,647	813,202
NextEra Energy, Inc.	170,423	22,761,696
OGE Energy Corp.	72,805	2,532,158
Otter Tail Corp.	12,904	509,708
PG&E Corp.	184,428	12,365,897
Pinnacle West Capital Corp.	40,599	3,454,569
PNM Resources, Inc.	29,050	1,082,113
Portland General Electric Co.	32,417	1,469,787
PPL Corp.	247,875	9,446,516
The Southern Co.	357,719	17,814,406
Westar Energy, Inc.	51,686	2,689,223
Xcel Energy, Inc.	185,262	8,346,053

TOTAL ELECTRIC UTILITIES		164,278,155

GAS UTILITIES – 5.8%
Gas Utilities – 5.8%
Atmos Energy Corp.	37,935	3,073,494
Chesapeake Utilities Corp.	5,653	414,365
National Fuel Gas Co.	26,376	1,460,703
New Jersey Resources Corp.	31,399	1,266,950
Northwest Natural Gas Co.	10,435	621,926
ONE Gas, Inc.	19,047	1,311,005
South Jersey Industries, Inc.	28,982	1,087,405
Southwest Gas Holdings, Inc.	17,315	1,450,304
Spire, Inc.	16,661	1,142,111
UGI Corp.	63,117	3,165,949
WGL Holdings, Inc.	18,666	1,539,198

TOTAL GAS UTILITIES		16,533,410

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.3%
Independent Power Producers & Energy Traders – 2.4%
AES Corp.	240,291	2,717,691
Calpine Corp. (a)	124,337	1,268,237
Dynegy, Inc. (a)	36,187	232,321
NRG Energy, Inc.	115,065	1,944,599
NRG Yield, Inc. Class A	12,562	217,825

	Shares	Value
NRG Yield, Inc. Class C	22,954	$406,286

		6,786,959

Renewable Electricity – 0.9%
8Point3 Energy Partners LP	10,234	126,492
NextEra Energy Partners LP	19,814	686,555
Ormat Technologies, Inc.	13,554	800,499
Pattern Energy Group, Inc.	25,479	561,048
TerraForm Global, Inc. Class A (a)	30,076	142,861
TerraForm Power, Inc. Class A (a)	20,029	252,165

		2,569,620

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		9,356,579

MULTI-UTILITIES – 29.9%
Multi-Utilities – 29.9%
Ameren Corp.	88,501	4,840,120
Avista Corp.	23,390	943,553
Black Hills Corp.	19,384	1,318,500
CenterPoint Energy, Inc.	149,250	4,258,102
CMS Energy Corp.	102,100	4,635,340
Consolidated Edison, Inc.	111,141	8,811,258
Dominion Resources, Inc.	228,590	17,699,724
DTE Energy Co.	65,444	6,844,788
MDU Resources Group, Inc.	67,712	1,821,453
NiSource, Inc.	117,649	2,852,988
NorthWestern Corp.	17,522	1,047,465
Public Service Enterprise Group, Inc.	184,511	8,127,710
SCANA Corp.	49,536	3,284,732
Sempra Energy	86,643	9,792,392
Unitil Corp.	4,896	237,113
Vectren Corp.	30,200	1,794,484
WEC Energy Group, Inc.	115,113	6,966,639

TOTAL MULTI-UTILITIES		85,276,361

WATER UTILITIES – 3.3%
Water Utilities – 3.3%
American States Water Co.	13,359	594,743
American Water Works Co., Inc.	64,926	5,178,498
Aqua America, Inc.	64,682	2,140,327
California Water Service Group	17,462	623,393
Connecticut Water Service, Inc.	4,035	216,558
Middlesex Water Co.	5,928	225,975
SJW Group	5,577	272,381
The York Water Co.	4,703	176,363

TOTAL WATER UTILITIES		9,428,238

TOTAL COMMON STOCKS (Cost $275,773,841)		284,872,743

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.64% (b) (Cost $272,782)	272,782	$272,782

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $276,046,623)		285,145,525

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(26,811)

NET ASSETS – 100.0%		$285,118,714

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$284,872,743	$284,872,743	$—	$—
Money Market Funds	272,782	272,782	—	—

Total Investments in Securities:	$285,145,525	$285,145,525	$—	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $276,669,005. Net unrealized appreciation aggregated $8,476,520, of which $13,651,694 related to appreciated investment securities and $5,175,174 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances.

3	Quarterly Report

Investments (Unaudited) – continued

Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Core Dividend ETF

April 30, 2017

T17-QTLY-0617

1.9880050.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CONSUMER DISCRETIONARY – 18.7%
Automobiles – 2.2%
Ford Motor Co.	44,669	$512,354
General Motors Co.	15,488	536,504

		1,048,858

Diversified Consumer Services – 1.1%
H&R Block, Inc.	21,649	536,679

Hotels, Restaurants & Leisure – 5.7%
Cracker Barrel Old Country Store, Inc. (a)	2,910	466,153
Crown Resorts Ltd.	51,840	485,222
Las Vegas Sands Corp.	9,440	556,866
McDonald’s Corp.	5,371	751,564
Yum! Brands, Inc.	7,561	497,136

		2,756,941

Leisure Products – 0.9%
Mattel, Inc.	18,098	405,757

Media – 2.1%
Twenty-First Century Fox, Inc. Class A	17,524	535,183
Viacom, Inc. Class B	11,524	490,461

		1,025,644

Multiline Retail – 2.8%
Kohl’s Corp.	11,637	454,192
Macy’s, Inc.	15,238	445,254
Target Corp.	8,215	458,808

		1,358,254

Specialty Retail – 3.9%
Best Buy Co., Inc.	10,692	553,952
L Brands, Inc.	8,068	426,071
The Home Depot, Inc.	5,839	911,468

		1,891,491

TOTAL CONSUMER DISCRETIONARY		9,023,624

CONSUMER STAPLES – 2.0%
Beverages – 0.3%
PepsiCo, Inc.	1,280	144,998

Food & Staples Retailing – 0.4%
Kesko Oyj	1,340	62,795
Wal-Mart Stores, Inc.	1,646	123,746

		186,541

Food Products – 0.3%
General Mills, Inc.	1,290	74,188
The Kraft Heinz Co.	986	89,125

		163,313

Household Products – 0.4%
The Procter & Gamble Co.	1,974	172,389

	Shares	Value
Tobacco – 0.6%
Altria Group, Inc.	1,794	$128,773
Philip Morris International, Inc.	1,364	151,186

		279,959

TOTAL CONSUMER STAPLES		947,200

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Chevron Corp.	127	13,551
Exxon Mobil Corp.	254	20,739
Occidental Petroleum Corp.	111	6,831
ONEOK, Inc.	97	5,103
The Williams Cos., Inc.	220	6,739
Valero Energy Corp.	95	6,138

TOTAL ENERGY		59,101

FINANCIALS – 21.6%
Banks – 9.3%
Bank of America Corp.	47,927	1,118,616
Citigroup, Inc.	16,796	992,980
JPMorgan Chase & Co.	14,683	1,277,421
Wells Fargo & Co.	20,368	1,096,613

		4,485,630

Capital Markets – 2.7%
CME Group, Inc.	5,716	664,142
Lazard Ltd. Class A	14,355	616,404

		1,280,546

Insurance – 1.4%
ProAssurance Corp.	11,188	692,537

Mortgage Real Estate Investment Trust (REITs) – 8.2%
Blackstone Mortgage Trust, Inc. Class A	20,043	618,928
Chimera Investment Corp.	34,463	701,666
MFA Financial, Inc.	77,191	641,457
New Residential Investment Corp.	39,115	652,047
Starwood Property Trust, Inc.	27,617	626,630
Two Harbors Investment Corp.	70,103	700,329

		3,941,057

TOTAL FINANCIALS		10,399,770

HEALTH CARE – 6.5%
Biotechnology – 2.7%
AbbVie, Inc.	6,818	449,579
Amgen, Inc.	2,727	445,374
Gilead Sciences, Inc.	5,712	391,557

		1,286,510

Pharmaceuticals – 3.8%
AstraZeneca PLC	5,846	350,114
GlaxoSmithKline PLC	16,309	328,265

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	5,553	$685,629
Merck & Co., Inc.	7,715	480,876

		1,844,884

TOTAL HEALTH CARE		3,131,394

INDUSTRIALS – 3.8%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	365	98,349
Raytheon Co.	533	82,727
The Boeing Co.	701	129,566
United Technologies Corp.	991	117,919

		428,561

Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	940	101,012

Airlines – 0.3%
Delta Air Lines, Inc.	1,523	69,205
easyJet PLC	3,842	58,122

		127,327

Commercial Services & Supplies – 0.1%
Waste Management, Inc.	947	68,923

Electrical Equipment – 0.3%
Eaton Corp. PLC	979	74,052
Emerson Electric Co.	1,240	74,747

		148,799

Industrial Conglomerates – 1.2%
3M Co.	704	137,864
General Electric Co.	8,143	236,066
Honeywell International, Inc.	946	124,058
Jardine Matheson Holdings Ltd.	600	38,718
Jardine Strategic Holdings Ltd.	1,100	46,497

		583,203

Machinery – 0.3%
Cummins, Inc.	420	63,395
PACCAR, Inc.	927	61,858

		125,253

Professional Services – 0.2%
Capita PLC	7,387	53,196
Nielsen Holdings PLC	1,350	55,526

		108,722

Road & Rail – 0.3%
Union Pacific Corp.	1,048	117,334

TOTAL INDUSTRIALS		1,809,134

	Shares	Value
INFORMATION TECHNOLOGY – 28.8%
Communications Equipment – 5.1%
Cisco Systems, Inc.	30,370	$1,034,706
Nokia Oyj	128,425	734,186
Telefonaktiebolaget LM Ericsson	104,102	676,333

		2,445,225

Electronic Equipment, Instruments & Components – 1.5%
Corning, Inc.	25,398	732,732

IT Services – 6.0%
CSRA, Inc.	19,721	573,487
DXC Technology Co. (b)	10,122	762,591
International Business Machines Corp.	5,342	856,269
Leidos Holdings, Inc.	12,880	678,261

		2,870,608

Semiconductors & Semiconductor Equipment – 3.7%
Intel Corp.	26,788	968,386
QUALCOMM, Inc.	14,809	795,836

		1,764,222

Software – 5.2%
Microsoft Corp.	26,039	1,782,630
Symantec Corp.	23,553	744,981

		2,527,611

Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	15,948	2,290,930
Seagate Technology PLC (a)	14,259	600,732
Xerox Corp.	87,914	632,102

		3,523,764

TOTAL INFORMATION TECHNOLOGY		13,864,162

REAL ESTATE – 10.4%
Equity Real Estate Investment Trusts (REITs) – 10.4%
CoreCivic, Inc.	9,743	335,646
Equity Residential	5,355	345,826
Gaming and Leisure Properties, Inc.	9,206	320,369
HCP, Inc.	10,021	314,158
Hospitality Properties Trust	9,199	292,804
LaSalle Hotel Properties	9,518	271,834
Omega Healthcare Investors, Inc.	9,120	300,960
Public Storage	1,603	335,636
Senior Housing Properties Trust	15,180	326,674
Simon Property Group, Inc.	2,173	359,110
Spirit Realty Capital, Inc.	27,586	259,860
Sunstone Hotel Investors, Inc.	19,097	284,354
The Geo Group, Inc.	10,257	341,747
The Macerich Co.	4,294	268,074
Welltower, Inc.	4,942	353,057
WP Carey, Inc.	4,686	293,344

TOTAL REAL ESTATE		5,003,453

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 7.8%
Diversified Telecommunication Services – 7.8%
AT&T, Inc.	32,371	$1,282,863
CenturyLink, Inc. (a)	32,904	844,646
Frontier Communications Corp. (a)	240,502	452,144
Verizon Communications, Inc.	25,171	1,155,600

TOTAL TELECOMMUNICATION SERVICES		3,735,253

TOTAL COMMON STOCKS (Cost $47,195,372)		47,973,091

Money Market Funds – 3.8%

Fidelity Cash Central Fund, 0.85% (c)	98,058	98,078

	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.86% (c)(d)	1,754,280	$1,754,455

TOTAL MONEY MARKET FUNDS (Cost $1,852,562)		1,852,533

TOTAL INVESTMENT PORTFOLIO – 103.5% (Cost $49,047,934)		49,825,624

NET OTHER ASSETS (LIABILITIES) – (3.5%)		(1,687,709)

NET ASSETS – 100.0%		$48,137,915

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178
Fidelity Securities Lending Cash Central Fund	5,995

Total	$6,173

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,023,625	$9,023,625	$—	$—
Consumer Staples	947,199	947,199	—	—
Energy	59,101	59,101	—	—
Financials	10,399,770	10,399,770	—	—
Health Care	3,131,393	2,453,015	678,378	—
Industrials	1,809,135	1,809,135	—	—
Information Technology	13,864,162	12,453,643	1,410,519	—
Real Estate	5,003,453	5,003,453	—	—
Telecommunication Services	3,735,253	3,735,253	—	—
Money Market Funds	1,852,533	1,852,533	—	—

Total Investments in Securities:	$49,825,624	$47,736,727	$2,088,897	$—

Quarterly Report	4

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $49,093,369. Net unrealized appreciation aggregated $732,255, of which $2,199,849 related to appreciated investment securities and $1,467,594 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Dividend ETF For Rising Rates

April 30, 2017

T19-QTLY-0617

1.9880054.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 1.4%
Ford Motor Co.	65,217	$748,039
General Motors Co.	22,634	784,042

		1,532,081

Diversified Consumer Services – 0.7%
H&R Block, Inc.	28,486	706,168

Hotels, Restaurants & Leisure – 3.7%
Cracker Barrel Old Country Store, Inc. (a) .	3,835	614,328
Crown Resorts Ltd.	67,234	629,310
Las Vegas Sands Corp.	12,921	762,210
McDonald’s Corp.	8,503	1,189,825
Yum! Brands, Inc.	10,437	686,233

		3,881,906

Leisure Products – 0.5%
Mattel, Inc.	24,225	543,124

Media – 1.4%
Twenty-First Century Fox, Inc. Class A	25,524	779,503
Viacom, Inc. Class B	15,675	667,128

		1,446,631

Multiline Retail – 1.7%
Kohl’s Corp.	15,461	603,443
Macy’s, Inc.	20,400	596,088
Target Corp.	11,725	654,841

		1,854,372

Specialty Retail – 2.7%
Best Buy Co., Inc.	14,407	746,427
L Brands, Inc.	10,935	577,477
The Home Depot, Inc.	9,799	1,529,624

		2,853,528

TOTAL CONSUMER DISCRETIONARY		12,817,810

CONSUMER STAPLES – 8.6%
Beverages – 1.3%
PepsiCo, Inc.	12,380	1,402,406

Food & Staples Retailing – 1.7%
Kesko Oyj	12,921	605,500
Wal-Mart Stores, Inc.	15,931	1,197,692

		1,803,192

Food Products – 1.5%
General Mills, Inc.	12,483	717,897
The Kraft Heinz Co.	9,548	863,044

		1,580,941

Household Products – 1.6%
The Procter & Gamble Co.	19,087	1,666,868

	Shares	Value
Tobacco – 2.5%
Altria Group, Inc.	17,333	$1,244,163
Philip Morris International, Inc.	13,207	1,463,864

		2,708,027

TOTAL CONSUMER STAPLES		9,161,434

ENERGY – 6.4%
Oil, Gas & Consumable Fuels – 6.4%
Chevron Corp.	13,333	1,422,631
Exxon Mobil Corp.	25,271	2,063,377
Occidental Petroleum Corp.	11,191	688,694
ONEOK, Inc. (a)	10,523	553,615
Phillips 66	8,532	678,806
The Williams Cos., Inc.	22,251	681,548
Valero Energy Corp.	10,166	656,826

TOTAL ENERGY		6,745,497

FINANCIALS – 14.7%
Banks – 7.2%
Bank of America Corp.	81,019	1,890,984
Citigroup, Inc.	27,177	1,606,704
JPMorgan Chase & Co.	25,702	2,236,074
Wells Fargo & Co.	34,848	1,876,216

		7,609,978

Capital Markets – 1.6%
CME Group, Inc.	8,079	938,699
Lazard Ltd. Class A	18,981	815,044

		1,753,743

Insurance – 1.0%
Prudential Financial, Inc.	9,602	1,027,702

Mortgage Real Estate Investment Trust (REITs) – 4.9%
Blackstone Mortgage Trust, Inc. Class A	26,373	814,398
Chimera Investment Corp.	45,330	922,919
MFA Financial, Inc.	101,599	844,288
New Residential Investment Corp.	51,609	860,322
Starwood Property Trust, Inc.	36,638	831,316
Two Harbors Investment Corp.	92,392	922,996

		5,196,239

TOTAL FINANCIALS		15,587,662

HEALTH CARE – 13.1%
Biotechnology – 5.2%
AbbVie, Inc.	29,373	1,936,856
Amgen, Inc.	11,771	1,922,440
Gilead Sciences, Inc.	24,528	1,681,394

		5,540,690

Pharmaceuticals – 7.9%
Bristol-Myers Squibb Co. Class A	34,101	1,911,361
GlaxoSmithKline PLC	69,372	1,396,309

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	24,172	$2,984,517
Merck & Co., Inc.	33,385	2,080,887

		8,373,074

TOTAL HEALTH CARE		13,913,764

INDUSTRIALS – 10.6%
Aerospace & Defense – 2.3%
Cobham PLC	172,858	296,648
Cobham PLC rights (b)	25,271	18,657
Lockheed Martin Corp.	2,294	618,118
The Boeing Co.	4,378	809,186
United Technologies Corp.	6,103	726,196

		2,468,805

Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	5,855	629,178

Airlines – 0.8%
Delta Air Lines, Inc.	9,359	425,273
easyJet PLC	24,290	367,458

		792,731

Electrical Equipment – 0.9%
Eaton Corp. PLC	6,110	462,160
Emerson Electric Co.	7,760	467,773

		929,933

Industrial Conglomerates – 3.5%
3M Co.	4,377	857,148
General Electric Co.	49,907	1,446,804
Honeywell International, Inc.	5,910	775,037
Jardine Matheson Holdings Ltd.	4,486	289,482
Jardine Strategic Holdings Ltd.	7,207	304,640

		3,673,111

Machinery – 1.2%
Cummins, Inc.	2,653	400,444
Illinois Tool Works, Inc.	3,724	514,247
PACCAR, Inc.	5,799	386,967

		1,301,658

Professional Services – 0.6%
Capita PLC	46,676	336,128
Nielsen Holdings PLC	8,366	344,094

		680,222

Road & Rail – 0.7%
Union Pacific Corp.	6,425	719,343

TOTAL INDUSTRIALS		11,194,981

	Shares	Value
INFORMATION TECHNOLOGY – 22.0%
Communications Equipment – 3.6%
Cisco Systems, Inc.	51,783	$1,764,247
Nokia Oyj	186,911	1,068,541
Telefonaktiebolaget LM Ericsson	151,401	983,627

		3,816,415

IT Services – 4.2%
CSRA, Inc.	28,904	840,528
DXC Technology Co. (b)	14,912	1,123,470
International Business Machines Corp.	9,086	1,456,395
Leidos Holdings, Inc.	18,990	1,000,014

		4,420,407

Semiconductors & Semiconductor Equipment – 2.8%
Intel Corp.	46,078	1,665,720
QUALCOMM, Inc.	23,822	1,280,194

		2,945,914

Software – 4.3%
Microsoft Corp.	49,693	3,401,983
Symantec Corp.	35,255	1,115,116

		4,517,099

Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	31,294	4,495,383
HP, Inc.	66,863	1,258,362
Seagate Technology PLC (a)	21,185	892,524
Xerox Corp.	129,459	930,810

		7,577,079

TOTAL INFORMATION TECHNOLOGY		23,276,914

MATERIALS – 3.1%
Chemicals – 2.5%
CF Industries Holdings, Inc.	8,156	218,091
EI du Pont de Nemours & Co.	7,318	583,611
LyondellBasell Industries N.V. Class A	4,236	359,043
Potash Corp. of Saskatchewan, Inc.	13,695	230,950
Praxair, Inc.	3,478	434,681
The Dow Chemical Co.	9,352	587,306
The Mosaic Co.	9,623	259,147

		2,672,829

Containers & Packaging – 0.3%
International Paper Co.	6,615	357,011

Metals & Mining – 0.3%
Fresnillo PLC	13,610	255,954

TOTAL MATERIALS		3,285,794

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
CoreCivic, Inc.	7,527	$259,305
Equity Residential	5,028	324,708
Gaming and Leisure Properties, Inc.	7,345	255,606
HCP, Inc.	8,779	275,222
Hospitality Properties Trust	7,297	232,264
Host Hotels & Resorts, Inc.	14,780	265,301
LaSalle Hotel Properties	7,375	210,630
Omega Healthcare Investors, Inc.	7,255	239,415
RLJ Lodging Trust	9,461	203,317
Senior Housing Properties Trust	11,824	254,452
Spirit Realty Capital, Inc.	21,685	204,273
Sunstone Hotel Investors, Inc.	14,762	219,806
The Geo Group, Inc.	7,882	262,612
The Macerich Co.	3,517	219,566
Welltower, Inc.	4,728	337,768
WP Carey, Inc.	3,853	241,198

TOTAL REAL ESTATE		4,005,443

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	29,588	1,172,572
CenturyLink, Inc. (a)	5,019	128,838
Frontier Communications Corp. (a)	24,321	45,723
Verizon Communications, Inc.	19,939	915,400

TOTAL TELECOMMUNICATION SERVICES		2,262,533

UTILITIES – 3.2%
Electric Utilities – 2.2%
Duke Energy Corp.	6,081	501,682
Entergy Corp.	4,029	307,252
Exelon Corp.	10,565	365,866
FirstEnergy Corp.	9,534	285,448

	Shares	Value
PPL Corp.	9,538	$363,493
The Southern Co.	9,197	458,011

		2,281,752

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	23,128	261,578

Multi-Utilities – 0.8%
Dominion Resources, Inc.	6,024	466,438
Public Service Enterprise Group, Inc.	7,535	331,917

		798,355

TOTAL UTILITIES		3,341,685

TOTAL COMMON STOCKS (Cost $102,729,354)		105,593,517

Money Market Funds – 1.6%
Fidelity Cash Central Fund, 0.85% (c)	105,874	105,895
Fidelity Securities Lending Cash Central Fund, 0.86% (c)(d)	1,531,734	1,531,887

TOTAL MONEY MARKET FUNDS (Cost $1,637,784)		1,637,782

TOTAL INVESTMENT PORTFOLIO – 101.3% (Cost $104,367,138)		107,231,299

NET OTHER ASSETS (LIABILITIES) – (1.3%)		(1,344,707)

NET ASSETS – 100.0%		$105,886,592

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$292
Fidelity Securities Lending Cash Central Fund	4,941

Total	$5,233

Quarterly Report	4

Other Information

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,817,811	$12,817,811	$—	$—
Consumer Staples	9,161,434	9,161,434	—	—
Energy	6,745,497	6,745,497	—	—
Financials	15,587,662	15,587,662	—	—
Health Care	13,913,764	12,517,455	1,396,309	—
Industrials	11,194,980	11,194,980	—	—
Information Technology	23,276,913	21,224,745	2,052,168	—
Materials	3,285,795	3,285,795	—	—
Real Estate	4,005,443	4,005,443	—	—
Telecommunication Services	2,262,533	2,262,533	—	—
Utilities	3,341,685	3,341,685	—	—
Money Market Funds	1,637,782	1,637,782	—	—

Total Investments in Securities:	$107,231,299	$103,782,822	$3,448,477	$—

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $104,411,893. Net unrealized appreciation aggregated $2,819,406, of which $4,760,924 related to appreciated investment securities and $1,941,518 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

April 30, 2017

T18-QTLY-0617

1.9880052.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 12.6%
Distributors – 0.7%
Genuine Parts Co.	1,911	$175,850

Hotels, Restaurants & Leisure – 3.2%
McDonald’s Corp.	2,245	314,143
Panera Bread Co. Class A (a)	825	257,961
Vail Resorts, Inc.	1,022	202,008

		774,112

Media – 3.7%
Cable One, Inc.	270	184,102
Comcast Corp. Class A	9,535	373,677
The Walt Disney Co.	3,068	354,661

		912,440

Multiline Retail – 0.7%
Target Corp.	3,253	181,680

Specialty Retail – 3.3%
AutoZone, Inc. (a)	265	183,430
The Home Depot, Inc.	2,513	392,279
The TJX Companies, Inc.	2,946	231,674

		807,383

Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	4,602	254,997

TOTAL CONSUMER DISCRETIONARY		3,106,462

CONSUMER STAPLES – 8.6%
Beverages – 2.4%
PepsiCo, Inc.	2,568	290,903
The Coca-Cola Co.	6,760	291,694

		582,597

Food & Staples Retailing – 1.5%
Sysco Corp.	2,638	139,471
Wal-Mart Stores, Inc.	3,241	243,658

		383,129

Food Products – 1.1%
General Mills, Inc.	2,415	138,886
McCormick & Co., Inc. (non-vtg.)	1,282	128,072

		266,958

Household Products – 2.6%
Church & Dwight Co., Inc.	2,707	134,078
The Clorox Co.	1,047	139,973
The Procter & Gamble Co.	4,081	356,394

		630,445

Tobacco – 1.0%
Altria Group, Inc.	3,593	257,906

TOTAL CONSUMER STAPLES		2,121,035

	Shares	Value
ENERGY – 5.8%
Energy Equipment & Services – 1.0%
Halliburton Co.	1,821	$83,547
Schlumberger Ltd.	2,111	153,238

		236,785

Oil, Gas & Consumable Fuels – 4.8%
Chevron Corp.	2,451	261,522
Exxon Mobil Corp.	4,997	408,005
Kinder Morgan, Inc.	4,288	88,461
Occidental Petroleum Corp.	1,585	97,541
ONEOK, Inc.	1,171	61,606
Parsley Energy, Inc. Class A (a)	1,676	49,928
Phillips 66	1,100	87,516
Valero Energy Corp.	1,262	81,538
World Fuel Services Corp.	1,224	45,080

		1,181,197

TOTAL ENERGY		1,417,982

FINANCIALS – 14.5%
Banks – 4.4%
M&T Bank Corp.	1,214	188,668
The PNC Financial Services Group, Inc.	1,936	231,836
US Bancorp	4,915	252,041
Wells Fargo & Co.	7,805	420,221

		1,092,766

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	3,056	504,882

Insurance – 6.6%
American Financial Group, Inc.	1,952	189,949
Arch Capital Group Ltd. (a)	2,027	196,558
Axis Capital Holdings Ltd.	2,650	174,635
Chubb Ltd.	1,792	245,952
Everest Re Group Ltd.	811	204,137
Marsh & McLennan Cos., Inc.	2,996	222,093
RenaissanceRe Holdings Ltd.	1,246	177,144
The Progressive Corp.	5,211	206,981

		1,617,449

Mortgage Real Estate Investment Trust (REITs) – 1.5%
MFA Financial, Inc.	21,874	181,773
Starwood Property Trust, Inc.	7,909	179,455

		361,228

TOTAL FINANCIALS		3,576,325

HEALTH CARE – 13.4%
Health Care Equipment & Supplies – 2.3%
Danaher Corp.	2,850	237,490
Medtronic PLC	3,877	322,140

		559,630

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 4.6%
Aetna, Inc.	1,904	$257,173
Anthem, Inc.	1,450	257,941
Cigna Corp.	1,516	237,057
UnitedHealth Group, Inc.	2,152	376,342

		1,128,513

Pharmaceuticals – 6.5%
Eli Lilly & Co.	3,412	279,989
Johnson & Johnson	4,499	555,491
Merck & Co., Inc.	5,789	360,828
Pfizer, Inc.	12,216	414,367

		1,610,675

TOTAL HEALTH CARE		3,298,818

INDUSTRIALS – 10.6%
Aerospace & Defense – 2.5%
Lockheed Martin Corp.	828	223,105
Northrop Grumman Corp.	803	197,506
Raytheon Co.	1,291	200,376

		620,987

Air Freight & Logistics – 1.5%
CH Robinson Worldwide, Inc.	2,044	148,599
United Parcel Service, Inc. Class B	2,089	224,484

		373,083

Commercial Services & Supplies – 2.0%
Republic Services, Inc.	2,743	172,782
Rollins, Inc.	4,186	162,542
Stericycle, Inc. (a)	1,948	166,242

		501,566

Industrial Conglomerates – 2.2%
3M Co.	1,452	284,345
Honeywell International, Inc.	2,016	264,378

		548,723

Machinery – 0.7%
The Toro Co.	2,564	166,455

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	1,896	157,008

Road & Rail – 1.0%
Union Pacific Corp.	2,201	246,424

TOTAL INDUSTRIALS		2,614,246

INFORMATION TECHNOLOGY – 21.9%
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	3,306	239,057

	Shares	Value
Internet Software & Services – 3.2%
Alphabet, Inc. Class A (a)	863	$797,861

IT Services – 9.6%
Amdocs Ltd.	3,539	216,728
Automatic Data Processing, Inc.	2,551	266,554
Fidelity National Information Services, Inc.	2,872	241,794
Fiserv, Inc. (a)	2,129	253,649
Genpact Ltd.	8,312	202,979
International Business Machines Corp.	2,057	329,717
Jack Henry & Associates, Inc.	2,353	228,053
Paychex, Inc.	3,757	222,715
Visa,Inc.Class A	4,397	401,094

		2,363,283

Semiconductors & Semiconductor Equipment – 1.5%
Intel Corp.	10,446	377,623

Software – 6.6%
Check Point Software Technologies Ltd. (a)	2,170	225,702
Microsoft Corp.	11,363	777,911
Oracle Corp.	8,145	366,199
Synopsys, Inc. (a)	3,279	241,662

		1,611,474

TOTAL INFORMATION TECHNOLOGY		5,389,298

MATERIALS – 3.3%
Chemicals – 2.9%
Air Products & Chemicals, Inc.	540	75,870
Ecolab, Inc.	634	81,843
LyondellBasell Industries N.V. Class A	813	68,910
Monsanto Co.	870	101,451
NewMarket Corp.	113	53,189
Praxair, Inc.	670	83,737
The Dow Chemical Co.	1,922	120,701
The Scotts Miracle-Gro Co. Class A	529	51,101
The Sherwin-Williams Co.	228	76,307

		713,109

Containers & Packaging – 0.4%
Aptargroup, Inc.	654	52,516
Bemis Co., Inc.	990	44,481

		96,997

TOTAL MATERIALS		810,106

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
American Campus Communities, Inc.	711	33,694
American Tower Corp.	724	91,181
AvalonBay Communities, Inc.	307	58,281
Boston Properties, Inc.	381	48,235
Camden Property Trust	420	34,579

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Crown Castle International Corp.	691	$65,369
Digital Realty Trust, Inc.	422	48,462
Equity Lifestyle Properties, Inc.	457	36,976
Equity Residential	835	53,924
Essex Property Trust, Inc.	198	48,405
Federal Realty Investment Trust	273	35,733
Mid-America Apartment Communities, Inc.	401	39,783
National Retail Properties, Inc.	797	33,649
Public Storage	288	60,301
Realty Income Corp.	740	43,179
Simon Property Group, Inc.	486	80,316
Ventas, Inc.	818	52,360
Welltower, Inc.	797	56,938

TOTAL REAL ESTATE		921,365

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	7,083	280,699
Verizon Communications, Inc.	4,818	221,195
Zayo Group Holdings, Inc. (a)	885	31,037

TOTAL TELECOMMUNICATION SERVICES		532,931

UTILITIES – 3.2%
Electric Utilities – 1.6%
Duke Energy Corp.	1,350	111,375
NextEra Energy, Inc.	901	120,338
The Southern Co.	2,046	101,891
Xcel Energy, Inc.	1,711	77,080

		410,684

	Shares	Value
Multi-Utilities – 1.3%
CMS Energy Corp.	1,428	$64,831
Consolidated Edison, Inc.	973	77,140
Dominion Resources, Inc.	1,359	105,227
DTE Energy Co.	693	72,481

		319,679

Water Utilities – 0.3%
American Water Works Co., Inc.	851	67,876

TOTAL UTILITIES		798,239

TOTAL COMMON STOCKS (Cost $23,701,704)		24,586,807

Money Market Funds – 0.0%

Fidelity Cash Central Fund, 0.85% (b) (Cost $8,852)	8,850	8,852

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $23,710,556)		24,595,659

NET OTHER ASSETS (LIABILITIES) – 0.1%		27,940

NET ASSETS – 100.0%		$24,623,599

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $23,712,573. Net unrealized appreciation aggregated $883,086, of which $1,146,658 related to appreciated investment securities and $263,572 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Quarterly Report	4

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 –quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

April 30, 2017

T21-QTLY-0617

1.9880056.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 12.8%
Automobiles – 0.6%
Thor Industries, Inc.	1,456	$140,038

Hotels, Restaurants & Leisure – 1.6%
Marriott International, Inc. Class A	2,042	192,806
MGM Resorts International	5,535	169,980

		362,786

Internet & Direct Marketing Retail – 4.3%
Amazon.com, Inc. (a)	573	530,019
Netflix, Inc. (a)	1,481	225,408
The Priceline Group, Inc. (a)	142	262,249

		1,017,676

Media – 6.3%
Charter Communications, Inc. Class A (a)	669	230,912
Comcast Corp. Class A	8,716	341,580
Liberty Broadband Corp. Class A (a)	1,837	165,201
Liberty Media Corp-Liberty Formula One Class A (a)	5,321	180,435
The Walt Disney Co.	2,801	323,796
Time Warner, Inc.	2,308	229,115

		1,471,039

TOTAL CONSUMER DISCRETIONARY		2,991,539

CONSUMER STAPLES – 8.2%
Beverages – 1.2%
PepsiCo, Inc.	2,567	290,790

Food & Staples Retailing – 1.7%
Sysco Corp.	2,707	143,119
Wal-Mart Stores, Inc.	3,260	245,087

		388,206

Food Products – 1.9%
Archer-Daniels-Midland Co.	3,196	146,217
Post Holdings, Inc. (a)	1,440	121,234
The Kraft Heinz Co.	1,904	172,102

		439,553

Household Products – 1.5%
The Procter & Gamble Co.	4,020	351,066

Tobacco – 1.9%
Altria Group, Inc.	3,597	258,193
Reynolds American, Inc.	2,770	178,665

		436,858

TOTAL CONSUMER STAPLES		1,906,473

ENERGY – 5.8%
Energy Equipment & Services – 1.0%
Halliburton Co.	1,807	82,905

	Shares	Value
Schlumberger Ltd.	2,029	$147,285

		230,190

Oil, Gas & Consumable Fuels – 4.8%
Anadarko Petroleum Corp.	1,304	74,354
Chevron Corp.	2,365	252,345
Devon Energy Corp.	1,636	64,606
EOG Resources, Inc.	1,109	102,582
Exxon Mobil Corp.	4,825	393,961
ONEOK, Inc.	1,124	59,134
Parsley Energy, Inc. Class A (a)	1,667	49,660
The Williams Cos., Inc.	2,644	80,986
WPX Energy, Inc. (a)	4,105	48,973

		1,126,601

TOTAL ENERGY		1,356,791

FINANCIALS – 14.6%
Banks – 9.5%
Bank of America Corp.	16,299	380,419
BB&T Corp.	3,819	164,904
Citigroup, Inc.	5,343	315,878
Comerica, Inc.	2,223	157,166
Cullen/Frost Bankers, Inc.	1,628	153,667
Fifth Third Bancorp	6,074	148,388
JPMorgan Chase & Co.	5,246	456,402
Regions Financial Corp.	10,905	149,944
SunTrust Banks, Inc.	2,913	165,488
Texas Capital Bancshares, Inc. (a)	1,691	128,685

		2,220,941

Capital Markets – 1.7%
Morgan Stanley	4,701	203,882
The Charles Schwab Corp.	4,709	182,945

		386,827

Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	2,764	456,640

Insurance – 1.5%
Principal Financial Group, Inc.	2,645	172,269
Prudential Financial, Inc.	1,742	186,446

		358,715

TOTAL FINANCIALS		3,423,123

HEALTH CARE – 12.9%
Biotechnology – 1.9%
Exelixis, Inc. (a)	11,477	257,085
TESARO, Inc. (a)	1,357	200,279

		457,364

Health Care Equipment & Supplies – 2.4%
IDEXX Laboratories, Inc. (a)	1,601	268,536
Masimo Corp. (a)	2,864	294,247

		562,783

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 2.7%
UnitedHealth Group, Inc.	2,270	$396,978
WellCare Health Plans, Inc. (a)	1,464	224,592

		621,570

Pharmaceuticals – 5.9%
Johnson & Johnson	4,614	569,691
Merck & Co., Inc.	6,063	377,907
Pfizer, Inc.	12,758	432,751

		1,380,349

TOTAL HEALTH CARE		3,022,066

INDUSTRIALS – 10.5%
Aerospace & Defense – 2.8%
General Dynamics Corp.	949	183,907
The Boeing Co.	1,314	242,867
United Technologies Corp.	1,861	221,440

		648,214

Industrial Conglomerates – 1.6%
General Electric Co.	12,968	375,942

Machinery – 3.3%
Caterpillar, Inc.	1,861	190,306
Cummins, Inc.	971	146,563
Illinois Tool Works, Inc.	1,254	173,165
Nordson Corp.	1,101	137,845
Oshkosh Corp.	1,816	126,012

		773,891

Road & Rail – 2.3%
CSX Corp.	3,511	178,499
Norfolk Southern Corp.	1,293	151,915
Union Pacific Corp.	1,931	216,195

		546,609

Trading Companies & Distributors – 0.5%
United Rentals, Inc. (a)	1,014	111,195

TOTAL INDUSTRIALS		2,455,851

INFORMATION TECHNOLOGY – 22.4%
Communications Equipment – 2.3%
Cisco Systems, Inc.	10,843	369,421
InterDigital, Inc.	1,960	176,204

		545,625

Electronic Equipment, Instruments & Components – 1.0%
Cognex Corp.	2,731	233,063

Internet Software & Services – 0.9%
LogMeIn, Inc.	1,796	202,948

	Shares	Value
Semiconductors & Semiconductor Equipment – 9.9%
Advanced Micro Devices, Inc. (a)	15,424	$205,139
Applied Materials, Inc.	6,243	253,528
Broadcom Ltd.	1,283	283,299
Intel Corp.	9,694	350,438
Lam Research Corp.	1,696	245,666
Micron Technology, Inc. (a)	8,287	229,301
NVIDIA Corp.	2,102	219,239
QUALCOMM, Inc.	4,905	263,595
Texas Instruments, Inc.	3,379	267,549

		2,317,754

Software – 3.1%
Microsoft Corp.	10,719	733,823

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	6,802	977,107
Hewlett Packard Enterprise Co.	12,798	238,427

		1,215,534

TOTAL INFORMATION TECHNOLOGY		5,248,747

MATERIALS – 3.3%
Chemicals – 1.6%
EI du Pont de Nemours & Co.	1,482	118,190
The Chemours Co.	1,898	76,470
The Dow Chemical Co.	1,916	120,325
Trinseo S.A.	706	46,878

		361,863

Containers & Packaging – 1.0%
Berry Plastics Group, Inc. (a)	1,031	51,550
International Paper Co.	1,298	70,053
Packaging Corp. of America	580	57,293
WestRock Co.	1,129	60,469

		239,365

Metals & Mining – 0.7%
Freeport-McMoRan, Inc. (a)	4,021	51,268
Newmont Mining Corp.	1,796	60,723
Steel Dynamics, Inc.	1,581	57,137

		169,128

TOTAL MATERIALS		770,356

REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.9%
Alexandria Real Estate Equities, Inc.	380	42,754
American Homes 4 Rent Class A	1,623	37,410
American Tower Corp.	744	93,699
Crown Castle International Corp.	728	68,869
DCT Industrial Trust, Inc.	799	40,397
Digital Realty Trust, Inc.	465	53,401
Duke Realty Corp.	1,636	45,366

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Equinix, Inc.	158	$65,997
Hospitality Properties Trust	1,177	37,464
Host Hotels & Resorts, Inc.	2,508	45,019
Hudson Pacific Properties, Inc.	1,056	36,284
Kilroy Realty Corp.	529	37,310
Liberty Property Trust	975	39,556
Prologis, Inc.	1,176	63,986
SL Green Realty Corp.	393	41,238
Ventas, Inc.	887	56,777
Vornado Realty Trust	476	45,810
Weyerhaeuser Co.	1,806	61,169

TOTAL REAL ESTATE		912,506

TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	8,269	327,700

Wireless Telecommunication Services – 0.9%
Sprint Corp. (a)	10,476	94,598
T-Mobile US, Inc. (a)	1,672	112,476

		207,074

TOTAL TELECOMMUNICATION SERVICES		534,774

UTILITIES – 3.2%
Electric Utilities – 1.6%
Duke Energy Corp.	1,386	114,345
Exelon Corp.	2,435	84,324
NextEra Energy, Inc.	906	121,005
Westar Energy, Inc.	1,118	58,170

		377,844

	Shares	Value
Gas Utilities – 0.3%
UGI Corp.	1,293	$64,857

Multi-Utilities – 1.3%
CenterPoint Energy, Inc.	2,434	69,442
Dominion Resources, Inc.	1,382	107,008
DTE Energy Co.	725	75,828
MDU Resources Group, Inc.	2,179	58,615

		310,893

TOTAL UTILITIES		753,594

TOTAL COMMON STOCKS (Cost $22,573,230)		23,375,820

Money Market Funds – 0.0%

Fidelity Cash Central Fund, 0.85% (b) (Cost $14,409)	14,406	14,409

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $22,587,639)		23,390,229

NET OTHER ASSETS (LIABILITIES) – 0.1%		16,661

NET ASSETS – 100.0%		$23,406,890

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $22,589,850. Net unrealized appreciation aggregated $800,379, of which $1,185,318 related to appreciated investment securities and $384,939 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Quarterly Report	4

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 –quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

April 30, 2017

T22-QTLY-0617

1.9880058.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.6%
Hotels, Restaurants & Leisure – 3.2%
Domino’s Pizza, Inc.	1,309	$237,440
McDonald’s Corp.	2,867	401,179
Starbucks Corp.	5,956	357,717

		996,336

Internet & Direct Marketing Retail – 1.2%
The Priceline Group, Inc. (a)	204	376,751

Media – 2.3%
Sirius XM Holdings, Inc.	48,092	238,055
The Walt Disney Co.	3,905	451,418

		689,473

Specialty Retail – 4.2%
O’Reilly Automotive, Inc. (a)	974	241,698
Ross Stores, Inc.	3,844	249,860
The Home Depot, Inc.	3,200	499,520
The TJX Companies, Inc.	3,765	296,080

		1,287,158

Textiles, Apparel & Luxury Goods – 1.7%
Michael Kors Holdings Ltd. (a)	5,542	206,883
NIKE, Inc. Class B	5,875	325,534

		532,417

TOTAL CONSUMER DISCRETIONARY		3,882,135

CONSUMER STAPLES – 8.8%
Beverages – 1.8%
Brown-Forman Corp. Class B	3,498	165,526
The Coca-Cola Co.	8,642	372,902

		538,428

Food Products – 0.6%
Mead Johnson Nutrition Co.	1,958	173,714

Household Products – 4.1%
Church & Dwight Co., Inc.	3,521	174,395
Colgate-Palmolive Co.	3,374	243,063
Kimberly-Clark Corp.	1,667	216,293
The Clorox Co.	1,367	182,754
The Procter & Gamble Co.	5,197	453,854

		1,270,359

Tobacco – 2.3%
Altria Group, Inc.	4,615	331,265
Philip Morris International, Inc.	3,522	390,378

		721,643

TOTAL CONSUMER STAPLES		2,704,144

ENERGY – 6.1%
Energy Equipment & Services – 2.6%
Baker Hughes, Inc.	2,134	126,696
Core Laboratories N.V.	892	98,851
Ensco PLC Class A	9,329	73,606
Helmerich & Payne, Inc.	1,545	93,689

	Shares	Value
National Oilwell Varco, Inc.	3,102	$108,477
Schlumberger Ltd.	3,021	219,294
Transocean Ltd. (a)	7,612	83,960

		804,573

Oil, Gas & Consumable Fuels – 3.5%
Exxon Mobil Corp.	6,687	545,994
Kinder Morgan, Inc.	6,890	142,141
Phillips 66	1,796	142,890
Tesoro Corp.	1,344	107,130
Valero Energy Corp.	2,091	135,099

		1,073,254

TOTAL ENERGY		1,877,827

FINANCIALS – 14.3%
Banks – 5.4%
Bank of Hawaii Corp.	2,982	242,973
East West Bancorp, Inc.	4,984	270,482
US Bancorp	6,694	343,268
Wells Fargo & Co.	10,351	557,298
Western Alliance Bancorp (a)	5,111	244,817

		1,658,838

Capital Markets – 6.5%
CBOE Holdings, Inc.	3,213	264,783
CME Group, Inc.	2,456	285,363
FactSet Research Systems, Inc.	1,441	235,258
Moody’s Corp.	2,541	300,651
Morgan Stanley	7,663	332,344
S&P Global, Inc.	2,363	317,091
SEI Investments Co.	5,170	262,171

		1,997,661

Consumer Finance – 1.5%
Discover Financial Services	4,092	256,118
Synchrony Financial	7,921	220,204

		476,322

Mortgage Real Estate Investment Trust (REITs) – 0.9%
AGNC Investment Corp.	13,271	279,620

TOTAL FINANCIALS		4,412,441

HEALTH CARE – 13.0%
Biotechnology – 6.6%
AbbVie, Inc.	6,051	399,003
Amgen, Inc.	2,470	403,400
Biogen, Inc. (a)	1,185	321,384
Celgene Corp. (a)	3,077	381,702
Gilead Sciences, Inc.	5,022	344,258
United Therapeutics Corp. (a)	1,494	187,796

		2,037,543

Life Sciences Tools & Services – 0.9%
Mettler-Toledo International, Inc. (a)	582	298,811

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 5.5%
Johnson & Johnson	5,702	$704,026
Merck & Co., Inc.	7,357	458,562
Pfizer, Inc.	15,506	525,963

		1,688,551

TOTAL HEALTH CARE		4,024,905

INDUSTRIALS – 10.6%
Aerospace & Defense – 2.0%
Lockheed Martin Corp.	1,045	281,575
The Boeing Co.	1,861	343,969

		625,544

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	3,647	204,560

Airlines – 0.7%
Delta Air Lines, Inc.	4,752	215,931

Commercial Services & Supplies – 0.7%
Rollins, Inc.	5,230	203,081

Electrical Equipment – 0.7%
Rockwell Automation, Inc.	1,376	216,514

Industrial Conglomerates – 2.2%
3M Co.	1,826	357,586
Honeywell International, Inc.	2,521	330,604

		688,190

Machinery – 1.5%
Graco, Inc.	2,079	224,220
Illinois Tool Works, Inc.	1,826	252,152

		476,372

Professional Services – 0.5%
The Dun & Bradstreet Corp.	1,499	164,305

Road & Rail – 1.0%
Union Pacific Corp.	2,753	308,226

Trading Companies & Distributors – 0.6%
Fastenal Co.	4,033	180,194

TOTAL INDUSTRIALS		3,282,917

INFORMATION TECHNOLOGY – 22.0%
Communications Equipment – 0.6%
F5 Networks, Inc. (a)	1,408	181,815

Internet Software & Services – 5.8%
Alphabet, Inc. Class A (a)	995	919,898
Facebook, Inc. Class A (a)	4,467	671,167
VeriSign, Inc. (a)	2,295	204,071

		1,795,136

IT Services – 4.9%
Accenture PLC Class A	2,389	289,786
Automatic Data Processing, Inc.	2,444	255,373

	Shares	Value
Mastercard, Inc. Class A	2,947	$342,795
Paychex, Inc.	3,461	205,168
Visa,Inc.Class A	4,640	423,261

		1,516,383

Semiconductors & Semiconductor Equipment – 0.9%
Texas Instruments, Inc.	3,656	289,482

Software – 5.8%
Adobe Systems, Inc. (a)	2,225	297,571
Check Point Software Technologies Ltd. (a)	1,980	205,940
Microsoft Corp.	13,153	900,454
Oracle Corp.	8,407	377,979

		1,781,944

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	8,470	1,216,716

TOTAL INFORMATION TECHNOLOGY		6,781,476

MATERIALS – 3.3%
Chemicals – 2.9%
Air Products & Chemicals, Inc.	662	93,011
Celanese Corp. Class A	770	67,021
Ecolab, Inc.	770	99,399
International Flavors & Fragrances, Inc.	549	76,086
LyondellBasell Industries N.V. Class A	997	84,506
Monsanto Co.	1,051	122,557
Praxair, Inc.	825	103,108
The Dow Chemical Co.	2,356	147,957
The Sherwin-Williams Co.	276	92,372

		886,017

Construction Materials – 0.2%
Eagle Materials, Inc.	552	52,975

Containers & Packaging – 0.2%
International Paper Co.	1,512	81,603

TOTAL MATERIALS		1,020,595

REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.9%
AvalonBay Communities, Inc.	402	76,316
Camden Property Trust	579	47,669
Digital Realty Trust, Inc.	576	66,148
Duke Realty Corp.	2,004	55,571
Equity Residential	1,128	72,846
Essex Property Trust, Inc.	257	62,829
Federal Realty Investment Trust	375	49,084
GGP, Inc.	2,303	49,768
HCP, Inc.	1,854	58,123
Kilroy Realty Corp.	645	45,492
National Retail Properties, Inc.	1,072	45,260
Prologis, Inc.	1,496	81,397
Public Storage	374	78,308
Realty Income Corp.	976	56,949

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
SBA Communications Corp. (a)	420	$53,126
Simon Property Group, Inc.	625	103,287
UDR, Inc.	1,438	53,695
Ventas, Inc.	1,101	70,475
Welltower, Inc.	1,071	76,512

TOTAL REAL ESTATE		1,202,855

TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	8,808	349,061
Verizon Communications, Inc.	5,969	274,037

TOTAL TELECOMMUNICATION SERVICES		623,098

UTILITIES – 3.2%
Electric Utilities – 1.2%
IDACORP, Inc.	1,100	92,972
NextEra Energy, Inc.	1,283	171,357
OGE Energy Corp.	2,701	93,941

		358,270

Gas Utilities – 0.3%
UGI Corp.	1,978	99,217

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	8,100	91,611

	Shares	Value
Multi-Utilities – 1.4%
CenterPoint Energy, Inc.	3,692	$105,333
Consolidated Edison, Inc.	1,500	118,920
Public Service Enterprise Group, Inc.	2,539	111,843
WEC Energy Group, Inc.	1,826	110,509

		446,605

TOTAL UTILITIES		995,703

TOTAL COMMON STOCKS (Cost $29,566,643)		30,808,096

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 0.85% (b) (Cost $26,773)	26,767	26,773

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $29,593,416)		30,834,869

NET OTHER ASSETS (LIABILITIES) – 0.1%		33,673

NET ASSETS – 100.0%		$30,868,542

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $29,596,509. Net unrealized appreciation aggregated $1,238,360, of which $1,776,356 related to appreciated investment securities and $537,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to

Quarterly Report	4

valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Value Factor ETF

April 30, 2017

T23-QTLY-0617

1.9880060.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.2%
Automobiles – 2.0%
Ford Motor Co.	24,683	$283,114
General Motors Co.	8,538	295,756

		578,870

Hotels, Restaurants & Leisure – 4.6%
Darden Restaurants, Inc.	3,556	302,936
McDonald’s Corp.	3,006	420,629
Royal Caribbean Cruises Ltd.	2,800	298,480
Wyndham Worldwide Corp.	3,212	306,136

		1,328,181

Media – 2.2%
Time Warner, Inc.	3,498	347,246
Viacom, Inc. Class B	6,305	268,341

		615,587

Multiline Retail – 1.7%
Kohl’s Corp.	6,345	247,645
Target Corp.	4,523	252,610

		500,255

Specialty Retail – 0.9%
Bed Bath & Beyond, Inc.	6,277	243,234

Textiles, Apparel & Luxury Goods – 0.8%
Michael Kors Holdings Ltd. (a)	6,165	230,140

TOTAL CONSUMER DISCRETIONARY		3,496,267

CONSUMER STAPLES – 8.9%
Beverages – 2.5%
PepsiCo, Inc.	3,137	355,359
The Coca-Cola Co.	8,207	354,132

		709,491

Food & Staples Retailing – 2.0%
CVS Health Corp.	3,202	263,973
Wal-Mart Stores, Inc.	3,974	298,765

		562,738

Food Products – 2.3%
Archer-Daniels-Midland Co.	3,912	178,974
Bunge Ltd.	2,210	174,657
Ingredion, Inc.	1,305	161,585
Tyson Foods, Inc. Class A	2,520	161,935

		677,151

Household Products – 1.5%
The Procter & Gamble Co.	4,918	429,489

Personal Products – 0.6%
Herbalife Ltd. (a)	2,582	163,337

TOTAL CONSUMER STAPLES		2,542,206

ENERGY – 6.2%
Energy Equipment & Services – 1.0%
Ensco PLC Class A	6,384	50,370
Schlumberger Ltd.	2,516	182,636

	Shares	Value
Transocean Ltd. (a)	5,252	$57,930

		290,936

Oil, Gas & Consumable Fuels – 5.2%
Chevron Corp.	2,920	311,564
ConocoPhillips	2,880	137,981
Exxon Mobil Corp.	5,922	483,531
Kinder Morgan, Inc.	5,269	108,699
Marathon Petroleum Corp.	2,022	103,001
Phillips 66	1,355	107,804
Tesoro Corp.	937	74,688
Valero Energy Corp.	1,562	100,921
World Fuel Services Corp.	1,548	57,013
		1,485,202

TOTAL ENERGY		1,776,138

FINANCIALS – 14.4%
Banks – 7.3%
Bank of America Corp.	18,785	438,442
CIT Group, Inc.	3,737	173,061
Citigroup, Inc.	6,092	360,159
JPMorgan Chase & Co.	6,113	531,831
Popular, Inc.	3,429	143,709
Wells Fargo & Co.	8,173	440,034

		2,087,236

Capital Markets – 0.8%
Morgan Stanley	5,182	224,743

Consumer Finance – 1.7%
Capital One Financial Corp.	2,260	181,659
Discover Financial Services	2,600	162,734
Synchrony Financial	5,021	139,584

		483,977

Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	3,224	532,637

Insurance – 2.8%
Aflac, Inc.	2,614	195,736
MetLife, Inc.	4,142	214,597
Prudential Financial, Inc.	1,899	203,250
The Travelers Cos., Inc.	1,568	190,763

		804,346

TOTAL FINANCIALS		4,132,939

HEALTH CARE – 13.3%
Biotechnology – 3.6%
Amgen, Inc.	2,350	383,802
Biogen, Inc. (a)	1,131	306,738
Gilead Sciences, Inc.	4,787	328,149

		1,018,689

Health Care Providers & Services – 4.1%
Aetna, Inc.	2,328	314,443
Anthem, Inc.	1,773	315,399

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Humana, Inc.	1,326	$294,346
McKesson Corp.	1,918	265,240

		1,189,428

Pharmaceuticals – 5.6%
Johnson & Johnson	5,369	662,910
Merck & Co., Inc.	6,972	434,565
Pfizer, Inc.	14,697	498,522

		1,595,997

TOTAL HEALTH CARE		3,804,114

INDUSTRIALS – 10.2%
Aerospace & Defense – 2.0%
Spirit AeroSystems Holdings, Inc. Class A	3,750	214,350
The Boeing Co.	1,925	355,798

		570,148

Airlines – 3.1%
American Airlines Group, Inc.	5,115	218,001
Delta Air Lines, Inc.	5,067	230,245
JetBlue Airways Corp. (a)	10,568	230,699
United Continental Holdings, Inc. (a)	3,087	216,738

		895,683

Building Products – 0.8%
Owens Corning	3,733	227,153

Construction & Engineering – 0.7%
Chicago Bridge & Iron Co. N.V.	6,148	184,932

Machinery – 1.5%
Cummins, Inc.	1,541	232,599
Trinity Industries, Inc.	7,329	197,150

		429,749

Professional Services – 0.7%
ManpowerGroup, Inc.	2,108	212,866

Trading Companies & Distributors – 1.4%
AerCap Holdings N.V. (a)	4,624	212,750
United Rentals, Inc. (a)	1,651	181,049

		393,799

TOTAL INDUSTRIALS		2,914,330

INFORMATION TECHNOLOGY – 22.4%
Communications Equipment – 1.4%
Cisco Systems, Inc.	11,755	400,493

Internet Software & Services – 3.8%
Alphabet, Inc. Class A (a)	937	866,275
eBay, Inc. (a)	6,692	223,580

		1,089,855

IT Services – 4.4%
Accenture PLC Class A	2,288	277,535
Alliance Data Systems Corp.	837	208,940

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	4,088	$246,220
International Business Machines Corp.	2,058	329,877
The Western Union Co.	9,362	185,929

		1,248,501

Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	10,572	382,178
Lam Research Corp.	1,673	242,334
QUALCOMM, Inc.	5,112	274,719

		899,231

Software – 4.2%
Microsoft Corp.	12,351	845,550
Oracle Corp.	8,040	361,478

		1,207,028

Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	7,940	1,140,581
HP, Inc.	13,482	253,731
Xerox Corp.	25,163	180,922

		1,575,234

TOTAL INFORMATION TECHNOLOGY		6,420,342

MATERIALS – 3.2%
Chemicals – 1.8%
Celanese Corp. Class A	854	74,332
Eastman Chemical Co.	947	75,523
Huntsman Corp.	3,133	77,604
LyondellBasell Industries N.V. Class A	1,047	88,744
The Dow Chemical Co.	2,381	149,527
Trinseo S.A.	924	61,354

		527,084

Containers & Packaging – 0.6%
International Paper Co.	1,624	87,647
WestRock Co.	1,420	76,055

		163,702

Metals & Mining – 0.8%
Newmont Mining Corp.	2,277	76,985
Nucor Corp.	1,428	87,579
Steel Dynamics, Inc.	2,046	73,943

		238,507

TOTAL MATERIALS		929,293

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.5%
Apple Hospitality REIT, Inc.	2,321	43,472
Colony NorthStar, Inc. Class A	3,651	47,719
Equity Commonwealth (a)	1,530	48,945
Equity Residential	1,145	73,944
HCP, Inc.	1,949	61,101
Hospitality Properties Trust	1,550	49,336
Host Hotels & Resorts, Inc.	3,266	58,625
LaSalle Hotel Properties	1,550	44,268

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Medical Properties Trust, Inc.	3,701	$48,372
Omega Healthcare Investors, Inc.	1,553	51,249
Prologis, Inc.	1,511	82,213
RLJ Lodging Trust	1,986	42,679
Simon Property Group, Inc.	619	102,296
SL Green Realty Corp.	509	53,409
Sunstone Hotel Investors, Inc.	3,103	46,204
Ventas, Inc.	1,120	71,691
Welltower, Inc.	1,083	77,370

		1,002,893

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	1,742	62,381

TOTAL REAL ESTATE		1,065,274

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	8,208	325,283
CenturyLink, Inc.	1,657	42,535
Verizon Communications, Inc.	5,560	255,260

TOTAL TELECOMMUNICATION SERVICES		623,078

UTILITIES – 3.1%
Electric Utilities – 2.3%
Duke Energy Corp.	1,747	144,127
Entergy Corp.	1,184	90,292
Exelon Corp.	3,062	106,037
FirstEnergy Corp.	2,823	84,521
Great Plains Energy, Inc.	2,796	82,734

	Shares	Value
NextEra Energy, Inc.	1,134	$151,457

		659,168

Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	6,889	77,915
Calpine Corp. (a)	6,417	65,453

		143,368

Multi-Utilities – 0.3%
Public Service Enterprise Group, Inc.	2,205	97,130

TOTAL UTILITIES		899,666

TOTAL COMMON STOCKS (Cost $27,631,651)		28,603,647

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 0.85% (b) (Cost $19,830)	19,826	19,830

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $27,651,481)		28,623,477

NET OTHER ASSETS (LIABILITIES) – 0.1%		34,335

NET ASSETS – 100.0%		$28,657,812

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$248

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $27,655,560. Net unrealized appreciation aggregated $967,917, of which $1,558,022 related to appreciated investment securities and $590,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures

Quarterly Report	4

adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017